Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Alabama Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Alabama 97.1%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,268,280
Alabama Federal Aid Highway Finance Authority , Revenue , 2017A , Refunding , 5% ,
6/01/37 ......................................................... 4,130,000 5,171,999
Alabama Highway Finance Corp. , Rebuild Alabama Act Gasoline/Diesel Tax , Revenue ,
2020 A , 5% , 8/01/40 ................................................ 1,000,000 1,328,390
Alabama Public School and College Authority , Revenue , 2020 A , Refunding , 4% ,
11/01/40 ........................................................ 2,000,000 2,469,240
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,536,490
Anniston Public Building Authority , State of Alabama Department of Human Resources ,
Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% , 3/01/43 .................. 2,120,000 2,145,398
Auburn University , Revenue , 2015A , Refunding , 5% , 6/01/33 ...................
2,500,000 2,925,650
Baldwin County Board of Education , Revenue , 2012 , Pre-Refunded , 5% , 6/01/27 ...
3,015,000 3,232,201
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,311,900
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 391,344
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 421,684
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 517,964
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 415,310
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 591,055
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 642,119
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 469,896
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,976,651
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 824,103
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,797,728
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,831,900
Calhoun County Board of Education , Special Tax , 2016 , BAM Insured , 5% , 2/01/46 ..
6,000,000 6,877,080
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 3,039,650
City of Birmingham , GO , 2013-A , Pre-Refunded , 5% , 3/01/43 ..................
5,000,000 5,536,650
City of Homewood , GO , 2012 , Pre-Refunded , 5% , 9/01/42 ....................
4,000,000 4,336,160
City of Huntsville ,
GO, 2018-B, 5%, 5/01/38 ............................................ 4,775,000 5,971,185
Water, Revenue, 2015, 5%, 11/01/35 ................................... 4,000,000 4,706,320
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
3,500,000 4,111,030
City of Madison , GO , 2015A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 3,117,065
City of Oxford , GO , 2012 C , Pre-Refunded , 5% , 10/01/29 .....................
1,435,000 1,561,065
City of Pelham , GO , 2014 , 5% , 2/01/34 ...................................
2,635,000 2,968,090
City of Phenix City , GO , 2014A , Pre-Refunded , 5% , 8/01/43 ...................
3,000,000 3,380,670
City of Trussville ,
GO, Pre-Refunded, 5%, 10/01/39 ...................................... 3,000,000 3,398,160
GO, 2018A, 4%, 8/01/41 ............................................ 3,000,000 3,481,170
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,375,454
County of Mobile ,
a
GO, 2020A, Refunding, 4%, 8/01/38 .................................... 1,000,000 1,221,020
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,012,710

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 ..............
$ 2,000,000 $ 2,253,460
East Alabama Health Care Authority (The) , Revenue , 2018A , 5% , 9/01/41 .........
3,000,000 3,602,520
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/45 .................................................... 2,500,000 2,831,550
Homewood Educational Building Authority ,
Samford University, Revenue, 2013A, Pre-Refunded, AGMC Insured, 5%, 12/01/41 10,000,000 10,924,700
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,769,450
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2016A , 5% , 2/01/41 ............... 3,000,000 3,379,530
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 6,169,450
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,588,450
Limestone County Water & Sewer Authority , Revenue , 2015-B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,737,374
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,566,940
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,570,540
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,097,300
Morgan County Board of Education , Revenue , 2012 , Pre-Refunded , 5% , 3/01/35 ...
7,020,000 7,575,773
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,271,760
Oxford City Board of Education , Special Tax , 2020A , Refunding , 4% , 5/01/50 ......
2,500,000 2,935,625
Selma Industrial Development Board , International Paper Co. , Revenue , 2011A ,
5.375% , 12/01/35 .................................................. 3,000,000 3,122,580
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,394,600
Troy Public Educational Building Authority , Troy City Schools , Revenue , 2011 ,
Refunding , AGMC Insured , 5.25% , 12/01/40 .............................. 295,000 295,965
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 5,049,880
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,525,500
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 6,084,400
University of Alabama (The) ,
Revenue, 2013-D2, 5%, 10/01/37 ...................................... 7,520,000 8,299,373
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 6,142,050
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 3,039,200
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,435,200
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 3,745,000 4,117,216
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 12,099,000
Revenue, Senior Lien, 2016 A, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,629,200
240,871,367
U.S. Territories 0.5%
Guam 0.5%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 1,000,000 1,230,230
Total Municipal Bonds (Cost $223,446,252) .....................................
242,101,597
a a a a
a
Total Investments (Cost $223,446,252) 97.6% ...................................
$242,101,597
Other Assets, less Liabilities 2.4% .............................................
5,936,677
Net Assets 100.0% ...........................................................
$248,038,274

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the value of this security was $1,012,710, representing 0.4% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Arizona Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
Arizona 95.6%
Arizona Board of Regents ,
Revenue, 2020 A, 5%, 7/01/35 ........................................ $ 1,000,000 $ 1,345,720
University of Arizona (The), COP, 2012C, Refunding, 5%, 6/01/31 .............. 7,025,000 7,445,376
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/36 ............ 10,000,000 10,281,900
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,499,400
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,535,090
Arizona Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2011 B-2, Pre-Refunded, AGMC
Insured, 5%, 3/01/41 .............................................. 5,000,000 5,059,250
CommonSpirit Health Obligated Group, Revenue, B-1, Pre-Refunded, 5.25%,
3/01/39 ........................................................ 10,000,000 10,124,700
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,324,000
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/39 ....................................................... 15,000,000 17,162,550
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/42 ....................................................... 9,535,000 10,862,558
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,396,638
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,253,556
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,825,897
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,893,705
Children's National Medical Center Obligated Group, Revenue, 2020A, 4%, 9/01/40 865,000 992,345
Children's National Medical Center Obligated Group, Revenue, 2020A, 4%, 9/01/46 2,750,000 3,109,150
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,250,860
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 2,017,223
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,233,710
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 8,092,281
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,762,661
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/40 ....................................................... 800,000 938,472
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/38 ..... 1,175,000 1,105,452
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/54 ..... 1,250,000 1,090,375
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/36 ........................................................ 1,105,000 984,190
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/49 ........................................................ 3,500,000 2,833,775
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5.125%,
1/01/54 ........................................................ 2,000,000 1,620,920
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/40 ..... 550,000 693,082
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 4%, 2/01/50 ..... 11,595,000 13,164,731
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/49 3,345,000 4,007,845
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/54 3,240,000 3,865,126
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,615,658
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,507,472
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,779,853
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,660,306

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2015 D, 5%, 7/01/41 ........................................ $ 5,000,000 $ 5,832,100
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,793,300
Revenue, 2015B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,411,529
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,398,200
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,925,500
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,888,063
Revenue, 2019A, 5%, 7/01/43 ........................................ 2,100,000 2,695,140
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,210,390
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,340,668
a
City of Glendale ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/29 ............ 1,000,000 1,340,340
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/30 ............ 1,030,000 1,410,729
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.25%,
7/01/31 ........................................................ 1,000,000 1,029,340
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.5%,
7/01/41 ........................................................ 1,500,000 1,546,185
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 721,548
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/40 ......... 650,000 779,864
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 12,135,000 14,417,836
City of Lake Havasu City ,
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,560,950
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,678,026
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,288,340
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,618,846
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,679,619
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,216,846
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,784,350
Utility System, Revenue, 2019A, 5%, 7/01/43 ............................. 10,000,000 12,806,200
a
Utility System, Revenue, 2020, Refunding, 4%, 7/01/34 ..................... 2,500,000 3,130,875
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 17,857,355
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 23,028,938
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,339,570
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,960,250
Excise Tax, Revenue, 2015A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,726,900
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/39 ...................... 1,200,000 1,469,484
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/40 ...................... 800,000 977,152
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 3,550,000 4,272,319
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,956,625
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,758,870
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 9,845,085
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,625,975
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 5,060,488
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,629,440
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,688,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ $ 5,000,000 $ 7,616,850
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,813,950
Wastewater, Revenue, Junior Lien, 2018A, 5%, 7/01/37 ..................... 1,000,000 1,277,750
Wastewater, Revenue, Junior Lien, 2018A, 4%, 7/01/39 ..................... 5,000,000 5,901,300
Water System, Revenue, Junior Lien, 2014A, 5%, 7/01/39 ................... 10,000,000 11,415,500
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 6,029,450
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,579,050
City of Tempe , Revenue , 2011A , Pre-Refunded , 5% , 7/01/31 ...................
2,325,000 2,390,542
City of Tucson ,
Water System, Revenue, 2011, Pre-Refunded, 5%, 7/01/32 .................. 5,000,000 5,140,950
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 806,240
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 618,110
Water System, Revenue, 2020, 3%, 7/01/39 .............................. 1,150,000 1,289,484
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 13,958,509
Glendale Industrial Development Authority , Midwestern University , Revenue , 2007 ,
Refunding , 5% , 5/15/31 ............................................. 3,455,000 3,634,384
Glendale Municipal Property Corp. ,
Revenue, Refunding, 5%, 7/01/38 ..................................... 18,530,000 20,078,628
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,060,800
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,105,982
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,399,093
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/33 600,000 656,112
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/37 2,000,000 2,162,200
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 8,550,000 9,126,954
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,511,337
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,348,921
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,460,971
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,465,012
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 6,045,729
Vista College Preparatory Obligated Group, Revenue, 2018A, 5%, 7/01/48 ....... 1,000,000 1,193,590
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017C, Refunding, 5%, 12/15/47 ......... 3,840,000 4,256,486
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 12/15/32 1,765,000 2,003,434
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 6/15/37 2,240,000 2,515,655
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,994,175
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,532,844
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,742,525
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,679,224
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,417,630
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,238,920
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 11,061,885
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,699,291

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... $ 3,860,000 $ 4,371,296
Christian Care Obligated Group, Revenue, 2016C, Refunding, 5%, 1/01/40 ...... 9,740,000 10,944,156
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 15,560,610
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,841,973
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/37 .. 1,000,000 1,203,130
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/52 .. 1,000,000 1,176,700
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,259,010
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,102,333
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,719,915
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/36 .... 1,120,000 1,261,826
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/47 .... 3,325,000 3,675,920
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/37 ........................................................ 4,025,000 4,930,343
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/42 ........................................................ 4,000,000 4,842,240
Western IB Hunt Groves LP, Revenue, 2001A-1, AMBAC Insured, 5.3%, 12/01/22 . 620,000 620,893
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,771,295
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,362,900
b
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,278,475
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,568,461
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,667,579
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,243,110
a
Maricopa County Unified School District No. 69 Paradise Valley ,
GO, Second Series, 2020 SECOND, 4%, 7/01/32 .......................... 250,000 311,580
GO, Second Series, 2020 SECOND, 4%, 7/01/38 .......................... 500,000 607,525
GO, Second Series, 2020 SECOND, 4%, 7/01/39 .......................... 500,000 605,740
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 598,805
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,427,640
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,406,280
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,381,900
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,189,190
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,230,920
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,638,468
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,277,545
Revenue, 2014, Refunding, 5%, 6/01/40 ................................. 4,545,000 5,067,584
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,288,602
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,135,080
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,735,321
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 4,023,375
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,293,860
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,453,744
Pima County Unified School District No. 6 Marana ,
GO, 2017C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,944,783

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Pima County Unified School District No. 6 Marana, (continued)
GO, 2018-D, AGMC Insured, 5%, 7/01/38 ............................... $ 2,500,000 $ 3,064,275
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,301,015
Pinal County Electric District No. 3 ,
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/33 ........................... 1,500,000 1,544,460
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/41 ........................... 6,800,000 7,001,552
Revenue, 2016, Refunding, 5%, 7/01/35 ................................. 1,195,000 1,454,016
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,809,735
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,987,422
Revenue, 2017A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,693,800
Revenue, 2017A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,192,214
Revenue, 2017A, Refunding, 5%, 1/01/39 ............................... 5,605,000 7,083,655
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,491,500
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,386,100
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 7,075,350
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,145,030
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,592,122
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,570,482
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,606,000
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,132,525
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,210,550
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,823,450
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 10,329,631
University Medical Center Corp. ,
Banner-University Medical Center Tucson Campus LLC, Revenue, 2011, Pre-
Refunded, 6%, 7/01/39 ............................................ 5,000,000 5,168,150
Banner-University Medical Center Tucson Campus LLC, Revenue, 2013, Pre-
Refunded, 5.625%, 7/01/36 ......................................... 5,000,000 5,689,450
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,907,006
Revenue, 2013, Refunding, 5%, 8/01/38 ................................. 5,790,000 6,349,603
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,305,060
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,236,700
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,562,460
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 13,158,787
956,158,736
U.S. Territories 1.5%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 7,328,833
Revenue, 2014A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,974,703
13,303,536
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 889,845

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 500,000 $ 595,620
1,485,465
Total U.S. Territories .................................................................... 14,789,001
Total Municipal Bonds (Cost $894,692,676) .....................................
970,947,737
a a a a
Short Term Investments 2.0%
Municipal Bonds 2.0%
Arizona 2.0%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015B ,
LOC MUFG Bank Ltd. , Daily VRDN and Put , 0.11% , 1/01/46 ................. 7,900,000 7,900,000
c
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.12% , 2/01/48 12,500,000 12,500,000
20,400,000
Total Municipal Bonds (Cost $20,400,000) ......................................
20,400,000
Total Short Term Investments (Cost $20,400,000 ) ................................
20,400,000
a
Total Investments (Cost $915,092,676) 99.1% ...................................
$991,347,737
Other Assets, less Liabilities 0.9% .............................................
8,458,980
Net Assets 100.0% ...........................................................
$999,806,717
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Colorado Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Colorado 98.0%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 8,987,175
Adams 12 Five Star Schools , GO , 2016B , Refunding , 5% , 12/15/36 ..............
5,000,000 6,129,300
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 393,625
Revenue, 2012, Refunding, 5%, 5/15/37 ................................. 630,000 662,363
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,753,900
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,586,770
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,496,320
Arapahoe County School District No. 6 Littleton , GO , 2019A , 5.5% , 12/01/43 .......
12,980,000 16,897,883
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,226,010
Auraria Higher Education Center , Revenue , 2013A , AGMC Insured , 5% , 4/01/34 ....
6,150,000 6,749,994
Board of Governors of Colorado State University System ,
Revenue, 2013A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,421,550
Revenue, Pre-Refunded, 5%, 3/01/44 .................................. 5,135,000 5,682,929
Revenue, 2015A, Pre-Refunded, 5%, 3/01/40 ............................. 3,990,000 4,767,731
Revenue, 2015A, Refunding, 5%, 3/01/40 ............................... 3,010,000 3,428,932
Revenue, 2016B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,195,760
Revenue, 2017E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,168,835
Revenue, 2019A, Refunding, 5%, 3/01/49 ............................... 4,000,000 5,104,160
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,734,550
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 10,000,000 12,374,600
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,889,450
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,333,299
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,805,710
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,606,021
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,363,760
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,802,225
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,903,050
Airport System, Revenue, 2013B, 5%, 11/15/43 ........................... 5,000,000 5,465,050
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,168,550
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,435,048
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,847,230
City of Aurora ,
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/41 ................... 3,000,000 3,637,650
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/46 ................... 5,000,000 5,992,800
City of Colorado Springs ,
Utilities System, Revenue, 2013B-1, 5%, 11/15/38 ......................... 4,000,000 4,491,320
Utilities System, Revenue, 2014A-2, 5%, 11/15/44 ......................... 5,000,000 5,783,700
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/40 .................. 3,000,000 3,578,610
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/45 .................. 2,665,000 3,153,495
Utilities System, Revenue, 2017A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 7,412,160
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,316,650
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
4,000,000 4,840,400
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018A , 5% , 12/01/42 ......
13,500,000 16,886,745
City of Grand Junction ,
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,775,685
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,459,492

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ $ 5,280,000 $ 5,297,530
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 840,954
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,612,218
West Ridge Academy Charter School, Revenue, 2019A, Refunding, 5%, 6/01/49 .. 400,000 435,004
Windsor Charter Academy, Revenue, 2020, Refunding, 4%, 9/01/50 ............ 1,400,000 1,597,596
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 4%,
11/15/41 ....................................................... 3,000,000 3,325,290
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 5%,
11/15/37 ....................................................... 5,000,000 6,405,400
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,837,143
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 988,601
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 817,518
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 965,293
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 835,106
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,244,710
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 5,000,000 5,799,050
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,711,360
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,462,620
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,539,650
Covenant Living Communities and Services Obligated Group, Revenue, 2013A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,807,600
Covenant Living Communities and Services Obligated Group, Revenue, 2015A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,999,492
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,739,000
Covenant Living Communities and Services Obligated Group, Revenue, 2020A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,291,945
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,678,125
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,130,350
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,533,840
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,835,200
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,324,200
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,732,800
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,719,000
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 6,275,000 7,032,957
Sanford Obligated Group, Revenue, 2019A, Refunding, 5%, 11/01/44 ........... 10,455,000 12,889,447
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,304,965
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,254,000
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,118,740
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,790,801
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,073,370
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,069,790

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... $ 4,000,000 $ 4,667,200
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,250,640
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,942,650
Colorado School of Mines ,
Revenue, 2012 B, Refunding, 5%, 12/01/32 .............................. 110,000 118,612
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,926,696
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,556,500
Colorado Water Resources & Power Development Authority ,
Revenue, 2011C, Pre-Refunded, 5%, 9/01/36 ............................. 1,900,000 1,967,906
Revenue, 2013A, AGMC Insured, 5%, 9/01/38 ............................ 1,210,000 1,296,951
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,223,070
Consolidated Bell Mountain Ranch Metropolitan District , GO , 2010 , Pre-Refunded ,
AGMC Insured , 5% , 12/01/39 ......................................... 3,160,000 3,160,000
County of Pueblo , COP , 2012 , AGMC Insured , 5% , 9/15/42 ....................
10,000,000 10,701,100
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,119,550
Denver City & County School District No. 1 ,
COP, 2013C, 5%, 12/15/30 .......................................... 4,000,000 4,515,160
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,603,200
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 15,155,279
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 10,855,724
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,160,909
Revenue, 2010, Pre-Refunded, 5.5%, 12/01/30 ........................... 1,500,000 1,500,000
Revenue, 2010, Pre-Refunded, 5.625%, 12/01/40 ......................... 4,000,000 4,000,000
Revenue, 2014A, 5.25%, 12/01/45 ..................................... 9,250,000 9,937,645
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,249,050
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,739,808
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 4,057,977
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 363,205
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,643,723
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,827,320
Revenue, 2020 A, AGMC Insured, 4%, 12/01/49 ........................... 7,200,000 8,532,648
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 617,827
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,029,919
Ignacio School District 11JT , GO , 2012 , Pre-Refunded , 5% , 12/01/31 .............
1,215,000 1,272,700
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,418,150
a
Little Thompson Water District , Revenue , 2020 , 4% , 12/01/50 .................. 1,200,000 1,413,648
Meridian Metropolitan District , GO , 2011 A , Pre-Refunded , 5% , 12/01/41 ..........
5,000,000 5,229,700
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,643,720
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,140,810
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,693,740
Park Creek Metropolitan District ,
Revenue, 2011A, Pre-Refunded, AGMC Insured, 6%, 12/01/38 ............... 2,500,000 2,500,000
Revenue, 2011A, Pre-Refunded, AGMC Insured, 6.125%, 12/01/41 ............ 2,500,000 2,500,000
Revenue, 2017A, 5%, 12/01/41 ....................................... 3,000,000 3,469,290
Revenue, 2017A, 5%, 12/01/46 ....................................... 2,500,000 2,875,550

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District, (continued)
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... $ 7,000,000 $ 8,055,180
Revenue, Senior Lien, 2018A, 5%, 12/01/46 .............................. 2,875,000 3,482,056
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 8,038,324
Platte River Power Authority , Revenue , II , 5% , 6/01/37 ........................
12,000,000 12,775,560
Poudre Tech Metropolitan District , GO , 2010A , Refunding , AGMC Insured , 5% ,
12/01/39 ........................................................ 7,435,000 7,435,000
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 15,674,076
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,939,360
Pueblo Urban Renewal Authority ,
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/28 ......................... 1,000,000 1,049,970
Revenue, 2011-B, Pre-Refunded, 5.5%, 12/01/31 .......................... 1,010,000 1,062,985
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/38 ......................... 3,615,000 3,795,641
Regional Transportation District Sales Tax ,
Revenue, 2016 A, 5%, 11/01/41 ....................................... 10,000,000 11,913,900
Revenue, 2016 A, 5%, 11/01/46 ....................................... 11,000,000 13,009,810
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,179,940
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,174,122
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,492,745
State of Colorado ,
COP, 2011G, Pre-Refunded, 5%, 3/15/32 ................................ 10,000,000 10,140,100
COP, 2013I, Pre-Refunded, 5%, 3/15/36 ................................. 3,000,000 3,468,180
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,127,450
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,887,400
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,196,200
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,567,796
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,515,070
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,348,427
a
COP, 2020R, 4%, 3/15/45 ........................................... 7,000,000 8,354,010
University of Colorado, COP, 2013A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,486,294
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,317,263
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 510,190
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,306,163
Thompson Crossing Metropolitan District No. 2 , GO , 2016B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,384,385
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/31 ................ 1,800,000 2,012,238
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 2,062,544
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 3,102,200
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,678,376
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,145,260
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,131,860
University of Colorado ,
Revenue, 2015A, Pre-Refunded, 5%, 6/01/38 ............................. 5,655,000 6,849,845
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,208,350
Revenue, 2019B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,332,157
Revenue, 2019B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,185,539

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
University of Northern Colorado , Revenue , 2011A , Pre-Refunded , 5% , 6/01/30 .....
$ 1,690,000 $ 1,730,560
Upper Eagle Regional Water Authority , Revenue , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 2,500,000 2,992,600
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 450,022
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 559,426
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,496,188
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,232,250
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 786,794
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 616,350
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , 5% , 12/01/36 ........
5,000,000 5,221,500
726,110,385
U.S. Territories 0.4%
Guam 0.2%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 1,500,000 1,845,345
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority, Revenue, L, Refunding, AGMC
Insured, 5.25%, 7/01/41 ............................................. 1,000,000 1,191,240
Total U.S. Territories .................................................................... 3,036,585
Total Municipal Bonds (Cost $671,655,474) .....................................
729,146,970
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Colorado 0.3%
b
City & County of Denver ,
COP, 2008A1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/29 ................................................. 1,400,000 1,400,000
COP, 2008A2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/29 ................................................. 410,000 410,000
b
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.13% , 12/01/35 ................ 760,000 760,000
2,570,000
Total Municipal Bonds (Cost $2,570,000) .......................................
2,570,000
Total Short Term Investments (Cost $2,570,000 ) .................................
2,570,000
a
Total Investments (Cost $674,225,474) 98.7% ...................................
$731,716,970
Other Assets, less Liabilities 1.3% .............................................
9,272,151
Net Assets 100.0% ...........................................................
$740,989,121
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Connecticut Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Connecticut 99.1%
City of Bridgeport ,
GO, Pre-Refunded, 5%, 2/15/32 ....................................... $ 10,000,000 $ 10,572,600
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,206,960
City of New Haven , GO , 2002C , NATL Insured , ETM, 5% , 11/01/22 ..............
25,000 25,091
City of Stamford ,
Water Pollution Control System & Facility, Revenue, 2013A, 5.25%, 8/15/43 ...... 1,000,000 1,121,960
a
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,414,841
Connecticut Housing Finance Authority ,
Revenue, 10, 5%, 6/15/28 ........................................... 420,000 421,499
Revenue, 13, 5%, 6/15/40 ........................................... 1,500,000 1,505,310
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 1,250,000 1,261,563
Revenue, 2020C-1, Refunding, 2.05%, 5/15/37 ........................... 1,400,000 1,415,260
Revenue, E-E1, 3.05%, 11/15/44 ...................................... 5,000,000 5,319,400
Revenue, E-E1, 3.1%, 11/15/49 ....................................... 2,000,000 2,113,380
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013A , 5% , 1/01/38 ..
3,000,000 3,246,330
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 431,543
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 385,671
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 594,888
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 300,000 370,563
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 388,578
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 467,240
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,049,432
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,428,850
Connecticut State University System, Revenue, N, 5%, 11/01/29 .............. 5,060,000 5,648,680
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,671,520
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,245,060
Hartford HealthCare Obligated Group, Revenue, 2011A, Pre-Refunded, 5%, 7/01/41 12,000,000 12,327,600
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,107,220
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 3,105,000 3,412,209
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,281,663
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.375%, 7/01/31 .. 1,500,000 1,545,105
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.625%, 7/01/41 .. 5,500,000 5,673,360
Sacred Heart University, Inc., Revenue, 2012H, Pre-Refunded, AGMC Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,464,132
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,159,569
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,348,080
Stamford Hospital Obligated Group (The), Revenue, 2010-1, 5%, 7/01/30 ........ 5,000,000 5,098,100
Stamford Hospital Obligated Group (The), Revenue, J, 5%, 7/01/42 ............ 5,000,000 5,205,050
Trinity College, Revenue, R, Refunding, 4%, 6/01/45 ....................... 2,500,000 2,861,200
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,894,300
Western Connecticut Health Obligated Group, Revenue, 2011 M, Pre-Refunded,
5.375%, 7/01/41 ................................................. 1,000,000 1,030,070
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,423,800
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,736,057
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,163,675
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012A ,
5% , 1/01/42 ...................................................... 5,000,000 5,211,550
Metropolitan District (The) ,
Revenue, 2013A, Pre-Refunded, 5%, 4/01/36 ............................. 5,000,000 5,320,100
Revenue, 2014A, 5%, 11/01/42 ....................................... 5,000,000 5,701,650
South Central Connecticut Regional Water Authority ,
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/39 ....................... 1,500,000 1,760,295

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
South Central Connecticut Regional Water Authority, (continued)
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/44 ....................... $ 1,615,000 $ 1,895,251
Revenue, Second Series, B-THIRTY SECOND, Refunding, 5%, 8/01/38 ......... 1,720,000 2,075,077
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 6,014,850
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,685,172
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 717,924
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,602,900
Special Tax, 2016A, 5%, 9/01/33 ...................................... 1,000,000 1,210,020
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,242,070
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,178,040
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,662,962
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/34 ....... 5,000,000 5,906,150
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/35 ....... 1,000,000 1,179,840
Clean Water Fund - State Revolving Fund, Revenue, 2017A, 5%, 5/01/37 ....... 3,000,000 3,723,570
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 417,882
Town of Stratford , GO , 2017 , AGMC Insured , 5% , 7/01/33 .....................
1,000,000 1,181,520
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,338,780
University of Connecticut ,
Revenue, 2013A, 5%, 8/15/28 ........................................ 6,590,000 7,313,977
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,242,720
Revenue, 2017 A, 5%, 1/15/37 ........................................ 4,000,000 4,780,760
201,400,469
Total Municipal Bonds (Cost $189,316,556) .....................................
201,400,469
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Connecticut 0.3%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , D aily VRDN and Put , 0.07% , 7/01/36 ........................... 600,000 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $189,916,556) 99.4% ...................................
$202,000,469
Other Assets, less Liabilities 0.6% .............................................
1,217,607
Net Assets 100.0% ...........................................................
$203,218,076
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.7%
Capital Markets 0.7%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 965,000 $ 26,209,400
Total Management Investment Companies (Cost $26,174,687) ....................
26,209,400
Principal
Amount
a a a a
Municipal Bonds 98.3%
Alabama 2.2%
Alabama Public School and College Authority , Revenue , 2014-B , Refunding , 5% ,
1/01/27 ......................................................... $ 25,000,000 29,147,500
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 630,325
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 620,756
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 552,798
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/39 .................................................... 2,250,000 2,592,203
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/27 ........ 4,920,000 5,860,310
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/28 ........ 5,000,000 5,904,950
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,542,598
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,671,900
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,819,013
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 4,105,325
Shelby County Board of Education ,
Special Tax, 2011, Refunding, 5%, 2/01/22 ............................... 5,250,000 5,291,685
Special Tax, 2011, Refunding, 5%, 2/01/23 ............................... 5,520,000 5,563,829
Special Tax, 2011, Refunding, 5%, 2/01/24 ............................... 5,055,000 5,095,136
Special Tax, 2011, Refunding, 5%, 2/01/25 ............................... 5,920,000 5,967,005
82,365,333
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 2,011,182
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,524,110
3,535,292
Arizona 3.7%
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/24 ............ 5,000,000 5,140,950
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/25 ............ 5,000,000 5,140,950
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/29 ................ 10,920,000 12,632,911
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,309,000
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,400,069
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 760,194
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 795,646
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,256,490
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,391,096

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... $ 1,250,000 $ 1,556,700
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,303,460
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/37 ....................................................... 1,105,000 1,311,160
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/38 ....................................................... 600,000 708,624
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/35 ..... 500,000 642,160
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/36 ..... 750,000 958,372
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/37 ..... 600,000 762,894
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/38 ..... 1,000,000 1,268,930
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 3%, 2/01/39 ..... 1,200,000 1,282,668
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 3,090,850
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,390,600
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,360,300
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,695,564
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 11,462,602
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,502,433
County of Pima ,
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/24 ................ 6,030,000 6,198,177
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/25 ................ 4,500,000 4,625,505
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 687,377
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 553,580
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 678,662
Maricopa County Industrial Development Authority ,
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/30 ........................................................ 850,000 1,066,793
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/31 ........................................................ 1,000,000 1,249,500
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/32 ........................................................ 1,000,000 1,242,690
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/33 ........................................................ 800,000 990,072
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,787,544
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 8,020,419
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,133,642
Revenue, 2015, Refunding, 5%, 7/01/27 ................................. 2,000,000 2,423,080
Revenue, 2015, Refunding, 5%, 7/01/28 ................................. 3,325,000 4,021,621
134,803,285
Arkansas 0.7%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,892,924
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,770,045
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,500,727

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ $ 1,250,000 $ 1,547,138
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,234,160
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,231,410
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,303,100
24,479,504
California 7.4%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,266,720
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,854,450
California State Public Works Board ,
Revenue, A, 5.25%, 10/01/22 ......................................... 3,300,000 3,438,204
Revenue, A, 5.25%, 10/01/23 ......................................... 5,365,000 5,589,686
Revenue, A, 5.25%, 10/01/24 ......................................... 3,000,000 3,125,640
Revenue, A, 5.25%, 10/01/25 ......................................... 3,000,000 3,125,640
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,677,429
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 821,709
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,580,162
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/34 .......................... 10,605,000 12,713,698
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/35 .......................... 11,000,000 13,176,020
Livermore-Amador Valley Water Management Agency ,
Revenue, 2011, Refunding, 5%, 8/01/24 ................................. 5,660,000 5,835,120
Revenue, 2011, Refunding, 5%, 8/01/25 ................................. 4,765,000 4,912,096
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/26 ............................ 11,025,000 12,103,355
Power System, Revenue, 2017B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,317,251
Power System, Revenue, 2017C, 5%, 7/01/32 ............................ 4,615,000 5,860,127
Power System, Revenue, 2017C, 5%, 7/01/33 ............................ 3,960,000 5,008,727
Power System, Revenue, 2017C, 5%, 7/01/34 ............................ 4,080,000 5,150,061
Los Angeles Unified School District ,
GO, 2018 B-1, 5%, 7/01/32 .......................................... 8,000,000 10,178,880
GO, 2020 RYQ, 5%, 7/01/35 ......................................... 6,500,000 8,691,540
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,070,640
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,560,100
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 26,107,862
GO, 5.25%, 10/01/24 ............................................... 9,780,000 10,192,129
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,568,800
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,655,400
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,210,300
GO, Refunding, 5.25%, 3/01/30 ....................................... 10,000,000 10,001,400
GO, Refunding, 5%, 8/01/30 ......................................... 35,000,000 42,998,100
GO, 2007, Refunding, AGMC Insured, 5.25%, 8/01/32 ...................... 10,000,000 14,341,200
271,132,446
Colorado 2.1%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,634,900
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,780,400

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... $ 650,000 $ 835,354
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 913,045
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,295,170
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 966,352
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,281,260
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,405,184
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,502,620
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,546,035
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,584,170
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,424,500
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,516,280
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,753,930
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,866,035
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,602,140
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,474,240
Regional Transportation District , COP , 2013A , Refunding , 5% , 6/01/26 ...........
14,000,000 15,523,760
State of Colorado , COP , 2020 A , 4% , 12/15/35 .............................
4,000,000 4,930,520
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 509,530
76,345,425
Connecticut 2.7%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,330,495
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,311,437
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,910,675
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,255,112
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,070,500
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 279,327
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,289,077
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 903,056
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 801,988
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 927,000
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 701,239
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,705,294
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,858,689
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,826,910
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,176,272
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,935,140
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,159,715
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,910,100
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,675,086
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,987,036
100,014,148

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 8.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 6,465,700
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 2,052,400
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,401,229
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,986,991
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,514,620
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,866,294
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,149,840
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,887,690
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,917,015
City of Jacksonville ,
Revenue, 2012A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,468,600
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,881,165
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,584,075
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,732,530
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,870,178
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,846,300
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 815,017
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 580,755
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,250,590
County of Miami-Dade ,
Aviation, Revenue, 2010 A-1, 5%, 10/01/21 .............................. 5,000,000 5,017,850
Aviation, Revenue, 2010 A-1, 5%, 10/01/22 .............................. 5,890,000 5,910,497
Aviation, Revenue, 2010 A-1, 5.25%, 10/01/23 ............................ 4,875,000 4,892,307
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,421,090
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,228,120
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,304,160
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,304,160
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,708,142
Water & Sewer System, Revenue, 2013B, Pre-Refunded, 5%, 10/01/27 ......... 15,000,000 17,022,000
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28
1,240,000 1,407,152
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,777,849
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,869,550
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 199,635
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 321,522
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 260,629
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 269,668
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 273,907
JEA Water & Sewer System ,
Revenue, 2014A, Pre-Refunded, 5%, 10/01/26 ............................ 1,530,000 1,766,461
Revenue, 2014A, Refunding, 5%, 10/01/26 .............................. 1,455,000 1,674,298
Revenue, 2014A, Pre-Refunded, 5%, 10/01/27 ............................ 5,375,000 6,205,706

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2014A, Refunding, 5%, 10/01/27 .............................. $ 5,130,000 $ 5,892,164
Revenue, 2014A, Pre-Refunded, 5%, 10/01/29 ............................ 1,265,000 1,460,506
Revenue, 2014A, Refunding, 5%, 10/01/29 .............................. 1,205,000 1,379,279
Revenue, 2017A, Refunding, 5%, 10/01/31 .............................. 17,435,000 22,196,150
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,804,350
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,789,745
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,224,180
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,487,375
Orlando Utilities Commission ,
Revenue, 2012A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,840,281
Revenue, 2012A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,451,920
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,235,115
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013B , Refunding , AGMC Insured , 5% , 7/01/24 ................... 14,650,000 16,423,529
Palm Beach County School District , COP , 2014B , 5% , 8/01/25 ..................
4,000,000 4,844,560
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 .
17,290,000 17,969,497
State of Florida ,
GO, 2015E, Refunding, 4%, 6/01/33 .................................... 11,855,000 13,550,976
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,250,401
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,907,350
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,259,382
298,072,452
Georgia 1.9%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,932,890
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,764,632
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,209,621
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,642,228
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,835,350
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 1,086,228
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 676,169
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 536,697
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 1,029,194
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,659,616
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 293,530
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 290,633
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 317,864
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 315,876
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 315,222
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,363,764
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,033,761
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,496,776
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,181,935
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,594,991
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,457,180

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ $ 1,000,000 $ 1,222,080
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 632,935
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 603,576
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 876,526
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 937,942
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,302,248
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 867,734
Revenue, 2019A, 5%, 1/01/30 ........................................ 1,000,000 1,265,660
Revenue, 2019A, 5%, 1/01/31 ........................................ 600,000 756,210
Revenue, 2019A, 5%, 1/01/32 ........................................ 500,000 627,330
Revenue, 2019A, 5%, 1/01/33 ........................................ 1,000,000 1,247,790
71,374,188
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 25,000,000 29,068,250
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 5,114,559
34,182,809
Illinois 2.4%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,719,120
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,840,457
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,831,335
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,636,810
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,225,048
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,856,579
Chicago Transit Authority , Revenue , 2011 , Refunding , AGMC Insured , 5.25% , 6/01/25
6,125,000 6,265,569
County of Cook , GO , A , Refunding , MAC Insured , 5.25% , 11/15/22 ..............
12,395,000 12,958,724
Illinois Finance Authority , Northwestern University , Revenue , 2015 , 5% , 12/01/28 ....
1,675,000 2,236,376
Metropolitan Pier & Exposition Authority , Revenue , B , Pre-Refunded , 5% , 6/15/23 ...
600,000 642,414
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,267,200
GO, 2014, MAC Insured, 5%, 2/01/26 ................................... 5,650,000 6,179,914
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,099,990
GO, 2017C, 5%, 11/01/29 ........................................... 3,675,000 3,999,576
GO, 2017D, 3.25%, 11/01/26 ......................................... 750,000 752,452
GO, 2017D, 5%, 11/01/27 ........................................... 1,500,000 1,654,995
GO, 2020, 5.5%, 5/01/39 ............................................ 2,650,000 2,991,055
GO, 2020 C, 4%, 10/01/37 ........................................... 7,870,000 7,969,477
b,c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,417,664
88,544,755
Indiana 0.3%
Indiana Finance Authority , State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ....
9,795,000 12,516,639
Iowa 0.5%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 2,286,540
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,426,400
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,551,121
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,677,269

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority, (continued)
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . $ 1,250,000 $ 1,562,175
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 3,077,719
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,223,561
17,804,785
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014A , 5% , 9/01/28 .....
8,000,000 9,373,920
Kentucky 1.0%
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,248,370
Kentucky Municipal Power Agency ,
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,864,350
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,977,824
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,231,070
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,530,980
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,137,996
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,729,480
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,314,860
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,661,545
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,614,080
36,310,555
Louisiana 2.1%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,580,319
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,406,460
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,807,400
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,344,210
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,892,720
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,186,140
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,560,767
b,c
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020A , Refunding , 3.5% , 12/01/32 ..................................... 1,960,000 1,963,508
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 12,405
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/29 1,240,000 1,492,018
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 6,203
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/30 995,000 1,192,159
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 18,608
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/32 1,485,000 1,766,927
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,243,070
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,471,300
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,766,577
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,137,642
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,134,493
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,429,520

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. $ 1,750,000 $ 2,230,883
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,541,020
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,946,769
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,577,325
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,234,760
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,840,794
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,307,969
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,225,650
Revenue, 2020 E, 5%, 4/01/39 ........................................ 1,500,000 1,835,325
State of Louisiana , GO , 2014-C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,698,000
77,850,941
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020A, 5%, 7/01/35 ................. 1,000,000 1,293,270
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/36 ................. 1,000,000 1,186,920
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/37 ................. 1,150,000 1,360,438
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/38 ................. 1,440,000 1,698,509
5,539,137
Maryland 2.3%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,244,890
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,643,924
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,574,996
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,984,390
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 8,028,831
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,300,883
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,290,024
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,853,441
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,643,255
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,212,382
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,649,813
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,919,000
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,955,326
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,408,800
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 519,750
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 342,549
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,617,879
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 9,194,897
85,385,030
Massachusetts 4.0%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 9,078,675
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 7,242,960
Massachusetts Bay Transportation Authority , Revenue , 2020 B-1 , Refunding , 5% ,
7/01/34 ......................................................... 6,000,000 8,065,380
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,355,145

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Clean Water Trust (The), (continued)
Revenue, 17A, 5%, 2/01/25 .......................................... $ 9,750,000 $ 10,763,610
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,468,096
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 200,151
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 630,358
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 593,114
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 688,637
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 588,969
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,395,143
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,635,979
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,742,448
Massachusetts School Building Authority ,
Revenue, Pre-Refunded, 5%, 8/15/27 .................................. 6,000,000 6,491,039
Revenue, Senior Lien, Pre-Refunded, 5%, 8/15/25 ......................... 10,975,000 11,872,279
Revenue, Senior Lien, 2012A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 534,660
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,949,080
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,662,531
University of Massachusetts Building Authority ,
University of Massachusetts, Revenue, 2017-3, Refunding, 5%, 11/01/31 ........ 10,035,000 12,726,488
University of Massachusetts, Revenue, 2017-3, Refunding, 5%, 11/01/32 ........ 5,000,000 6,308,300
148,993,042
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 6,088,619
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,295,537
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,474,632
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,837,073
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 5,000,000 5,439,250
Clean Water Revolving Fund, Revenue, 2013, Pre-Refunded, 5%, 10/01/24 ...... 7,000,000 7,614,950
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,189,260
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,796,458
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/31 ............. 5,100,000 6,098,529
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/31 .. 2,700,000 3,385,773
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/32 .. 1,250,000 1,559,200
Trinity Health Corp. Obligated Group, Revenue, 2012MI, Refunding, 5%, 12/01/24 . 8,000,000 8,512,640
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,748,850
61,040,771
Missouri 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 4,530,000 5,461,911
Revenue, 2019, Refunding, 4%, 10/01/35 ................................ 6,800,000 8,172,648

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018A , Refunding , 5% , 6/01/31 ............................... $ 12,500,000 $ 15,839,125
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,804,808
Revenue, 2014A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,249,430
Revenue, 2014A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,701,827
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,115,191
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,465,602
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,777,135
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,603,093
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,240,740
56,431,510
Nevada 0.2%
Washoe County School District , GO , 2012-A , Refunding , 5% , 6/01/25 ............
6,130,000 6,530,963
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 8,276,938
New Jersey 4.0%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,708,279
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 6,141,529
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,444,256
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2011 EE, Refunding,
5.25%, 9/01/24 .................................................. 12,210,000 12,351,758
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,189,400
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,735,400
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,674,400
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 525,399
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 846,117
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 676,274
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 698,555
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/30 ................ 900,000 1,122,894
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/31 ................ 1,080,000 1,342,332
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,427,194
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 2,000,000 2,059,680
New Jersey Transportation Trust Fund Authority ,
Revenue, 5.5%, 12/15/22 ............................................ 36,465,000 40,057,914
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 28,238,340
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,576,350
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 10,830,000 12,078,374
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 5,877,473
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,000,000 2,440,480
GO, 2020 A, 4%, 6/01/32 ............................................ 1,700,000 2,085,305
147,297,703

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 11.4%
City of New York ,
GO, 2013D, 5%, 8/01/27 ............................................ $ 10,000,000 $ 10,982,300
GO, 2013I, 5%, 8/01/24 ............................................. 10,200,000 11,437,260
GO, 2014G, 5%, 8/01/22 ............................................ 8,000,000 8,612,400
GO, 2014G, 5%, 8/01/23 ............................................ 6,860,000 7,703,780
GO, 2015C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,346,580
GO, 2015C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,723,900
GO, 2015C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,789,550
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,547,860
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,419,555
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 6,018,500
GO, 2021B, Refunding, 5%, 11/01/31 ................................... 11,120,000 14,863,881
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,156,100
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,633,978
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,508,400
Long Island Power Authority , Revenue , 2012B , 5% , 9/01/26 ....................
5,000,000 5,381,100
Metropolitan Transportation Authority ,
Revenue, 2012F, Refunding, 5%, 11/15/25 ............................... 25,000,000 26,188,500
Revenue, 2013A, Pre-Refunded, 5%, 11/15/27 ............................ 3,500,000 3,911,775
d
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 8,182,020
Revenue, 2016A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 23,479,286
Revenue, 2016B, Refunding, 5%, 11/15/34 ............................... 3,265,000 3,618,502
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,422,801
Revenue, 2017C-1, Refunding, 5%, 11/15/31 ............................. 1,870,000 2,138,214
Revenue, 2017C-1, Refunding, 4%, 11/15/37 ............................. 2,500,000 2,636,750
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,429,700
Nassau County Local Economic Assistance Corp. , Catholic Health Services of Long
Island Obligated Group , Revenue , 2011 , Refunding , 5% , 7/01/21 .............. 9,000,000 9,229,140
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 3% , 3/01/36 ................................. 2,500,000 2,719,200
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-1, Refunding, 5%, 11/01/23 ............. 11,500,000 11,997,260
Future Tax Secured, Revenue, 2012 C, Refunding, 5%, 11/01/24 .............. 7,620,000 7,948,041
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/27 ....................... 8,740,000 9,947,606
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/28 ....................... 5,000,000 5,687,500
Future Tax Secured, Revenue, 2020C, 4%, 5/01/37 ........................ 1,400,000 1,696,114
Future Tax Secured, Revenue, 2021C, 4%, 5/01/36 ........................ 5,000,000 6,079,250
New York State Dormitory Authority ,
Revenue, 2009A, Refunding, AGMC Insured, 5%, 10/01/24 .................. 285,000 286,054
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,999,830
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/29 ..... 10,000,000 11,666,200
State of New York Personal Income Tax, Revenue, 2012A, Refunding, 5%, 12/15/27 10,000,000 10,912,400
State of New York Personal Income Tax, Revenue, 2014E, Refunding, 5%, 2/15/30 5,000,000 5,883,300
State of New York Personal Income Tax, Revenue, 2015A, Refunding, 5%, 3/15/28 7,185,000 8,511,998
State of New York Personal Income Tax, Revenue, 2018A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,685
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5%, 3/15/32 9,995,000 12,784,804
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 13,065,067
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,937,300
State University Construction Fund, Revenue, 2012A, 5%, 5/15/24 ............. 7,000,000 7,461,230
New York State Thruway Authority , Revenue , I , Pre-Refunded , 5% , 1/01/26 ........
10,000,000 10,522,300
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2013D , 5% , 3/15/24 ........................................ 10,000,000 11,068,300
b
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 555,381
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 493,020

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
b
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... $ 200,000 $ 245,970
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,179,150
Revenue, 2014, 5%, 9/01/35 ......................................... 3,075,000 3,881,726
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,757,590
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,584,390
Suffolk County Economic Development Corp. , Catholic Health Services of Long Island
Obligated Group , Revenue , 2011 , 5% , 7/01/22 ............................ 10,000,000 10,254,000
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 11,210,931
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,618,708
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,711,188
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,232,235
421,266,560
North Carolina 0.6%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 12,089,500
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,817,400
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 141,570
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 346,506
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 527,292
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 588,960
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 419,006
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 1,065,000 1,070,250
21,000,484
Ohio 5.8%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 40,779,207
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,623,283
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 7,093,072
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,790,515
City of Cincinnati ,
GO, 2014A, Pre-Refunded, 5%, 12/01/25 ................................ 2,000,000 2,144,080
GO, 2014A, Pre-Refunded, 5%, 12/01/27 ................................ 2,000,000 2,144,080
GO, 2014A, Pre-Refunded, 5%, 12/01/28 ................................ 2,350,000 2,519,294
City of Cleveland ,
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/25 .... 5,000,000 5,257,250
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/26 .... 5,000,000 5,257,250
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,449,560
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,815,707
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 7,146,471
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,269,179
County of Hamilton ,
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,851,575
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,731,320
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,544,480
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,677,400
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,404,520
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,281,636
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,602,045
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,602,045

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Kent State University, (continued)
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ $ 1,600,000 $ 1,708,848
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 4% , 11/15/36 ..
4,250,000 5,249,855
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 11,162,800
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/35 ........................................ 3,000,000 4,007,760
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,521,167
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,665,400
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/33 ... 4,000,000 4,628,840
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/34 ... 6,470,000 7,402,845
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,722,050
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,782,750
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,524,605
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,224,860
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 1,012,242
214,597,991
Oregon 4.9%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,546,850
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,683,815
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 6,099,360
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/34 ............................................. 1,295,000 1,622,518
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,561,663
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,242,157
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,420,548
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,658,131
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/34 1,100,000 1,435,940
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/35 800,000 1,041,048
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/36 1,300,000 1,685,372
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 502,622
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 181,947
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 409,051
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 766,542
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 347,292
Port of Portland ,
Airport, Revenue, TWENTY SEVEN A, 5%, 7/01/34 ........................ 9,110,000 11,565,601
Airport, Revenue, TWENTY SEVEN A, 5%, 7/01/35 ........................ 6,565,000 8,310,896
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 12,091,601
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,828,270
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 11,481,623
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,560,130
Department of Transportation, Revenue, Senior Lien, 2014A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 4,153,485

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/35 $ 17,980,000 $ 23,958,710
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/36 15,805,000 21,017,647
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 16,000,000 19,184,800
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,839,450
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,839,450
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... 7,500,000 8,759,175
180,795,694
Pennsylvania 3.2%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,364,150
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,274,613
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,331,450
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,984,575
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,636,180
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/22 .............. 4,130,000 4,145,405
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/23 .............. 4,345,000 4,361,120
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 15,140,233
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 3,500,000 4,122,020
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 6,136,167
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,694,904
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,710,113
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,251,112
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,860,727
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,751,837
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,243,056
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,887,451
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,917,311
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 5,086,160
Pennsylvania Turnpike Commission ,
Revenue, 2011, Pre-Refunded, 5%, 12/01/24 ............................. 5,000,000 5,234,850
Revenue, 2011, Pre-Refunded, 5%, 12/01/25 ............................. 10,000,000 10,469,700
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 239,768
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 357,165
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,488,940
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,989,986
119,678,993
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019C, 5%, 1/15/32 ............................................ 4,500,000 5,935,275
GO, 2019C, 4%, 1/15/34 ............................................ 1,520,000 1,849,886

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
State of Rhode Island, (continued)
GO, 2019C, 4%, 1/15/35 ............................................ $ 600,000 $ 728,418
8,513,579
South Carolina 0.8%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,748,005
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,896,559
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 3,036,282
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,186,248
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 4,097,140
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,900,447
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,339,080
South Carolina Public Service Authority , Revenue , 2020 A , Refunding , 5% , 12/01/31 .
2,355,000 3,152,662
28,356,423
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/31 1,500,000 1,902,495
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/34 1,000,000 1,248,370
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/35 1,250,000 1,556,150
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/36 1,000,000 1,152,800
City of Memphis , GO , 2012A , Refunding , 5% , 4/01/22 ........................
15,805,000 16,810,356
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,878,864
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 2,013,138
Tennessee State School Bond Authority , Revenue , 2015B , 5% , 11/01/28 ..........
8,180,000 10,010,030
36,572,203
Texas 11.5%
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,276,194
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,361,720
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,550,250
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,926,510
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,205,625
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,278,100
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/34 ................................... 1,000,000 1,232,520
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,227,960
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,222,720
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,336,600
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 7,165,623
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,814,650
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 22,794,719
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 4,122,008
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,691,780
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 32,559,030
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,834,405
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,835,676

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clear Creek Independent School District ,
GO, 2012B, Pre-Refunded, 5%, 2/15/25 ................................. $ 11,370,000 $ 12,021,046
GO, 2012B, Pre-Refunded, 5%, 2/15/26 ................................. 12,060,000 12,750,556
County of Williamson ,
GO, 2012, Refunding, 5%, 2/15/23 ..................................... 6,235,000 6,596,505
GO, 2012, Refunding, 5%, 2/15/25 ..................................... 13,780,000 14,573,866
Dallas Fort Worth International Airport ,
Revenue, 2013D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,645,350
Revenue, 2013D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,367,792
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 998,320
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 943,267
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 567,607
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 752,976
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 811,109
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 738,842
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 794,297
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,417,466
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,938,400
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,162,300
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,149,750
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2011A, Refunding, 5%, 5/15/24 .... 6,000,000 6,129,720
LCRA Transmission Services Corp., Revenue, 2011B, Refunding, 5%, 5/15/24 .... 10,620,000 10,849,604
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,365,480
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,365,480
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,366,340
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, A, Refunding, 4%, 1/01/33 ..... 5,000,000 5,762,750
Special Projects System, Revenue, 2011D, Pre-Refunded, 5%, 9/01/24 ......... 12,000,000 12,428,880
Northwest Independent School District ,
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,754,936
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,384,398
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,568,600
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 6,014,066
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,711,215
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,508,374
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,275,260
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,137,310
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/23 ....... 20,000,000 22,227,000
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/24 ....... 20,000,000 23,151,400
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/25 ....... 20,000,000 23,000,000
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2017 A, 5%,
10/15/31 ....................................................... 12,585,000 16,202,810
State Water Implementation Revenue Fund for Texas, Revenue, 2018 A, 4%,
10/15/34 ....................................................... 5,800,000 7,054,192
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/36 ....................................................... 10,000,000 12,227,300

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Water Development Board, (continued)
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/36 ....................................................... $ 4,000,000 $ 4,934,200
University of Houston ,
Revenue, Pre-Refunded, 5%, 2/15/27 .................................. 5,000,000 5,048,549
Revenue, 2020 A, Refunding, 3%, 2/15/36 ............................... 10,560,000 11,740,819
Revenue, 2020 A, Refunding, 3%, 2/15/37 ............................... 10,885,000 12,058,294
422,932,516
Virginia 3.0%
City of Norfolk ,
Water, Revenue, 2012, Refunding, 5%, 11/01/24 .......................... 95,000 101,359
Water, Revenue, 2012, Refunding, 5%, 11/01/25 .......................... 90,000 95,998
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 12,292,100
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,856,454
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,634,743
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,293,515
Revenue, B, Refunding, 4%, 8/01/29 ................................... 12,060,000 14,224,408
Virginia Public School Authority ,
Revenue, 2014C, 5%, 8/01/27 ........................................ 4,460,000 5,205,712
County of Prince William, Revenue, 2019 A, 3%, 10/01/37 ................... 5,405,000 6,178,510
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014B, Refunding, 5%, 10/01/26 ........ 26,155,000 30,943,980
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,598,837
Virginia Small Business Financing Authority ,
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 5%,
1/01/35 ........................................................ 3,000,000 3,637,320
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/36 ........................................................ 3,000,000 3,415,590
111,478,526
Washington 4.0%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 6,078,411
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,386,105
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,471,954
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,646,975
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 6,262,162
County of King ,
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/25 .......................... 1,200,000 1,401,744
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/26 .......................... 1,200,000 1,397,064
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/27 .......................... 1,900,000 2,209,814
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/28 .......................... 3,050,000 3,543,765
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/29 .......................... 2,600,000 3,018,912
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014-A, Refunding, 5%, 7/01/22 ..... 3,250,000 3,495,505
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 9,202,200
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,929,835
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,461,612
State of Washington ,
GO, 2017D, 5%, 2/01/31 ............................................ 5,480,000 6,907,540
GO, 2017D, 5%, 2/01/32 ............................................ 10,000,000 12,556,100
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 34,342,047
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,705,540

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 $ 2,800,000 $ 3,576,412
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,692,821
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,887,210
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,745,578
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,529,253
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,556,150
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,358,639
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,238,850
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,375,123
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,279,360
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,276,490
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,270,070
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,563,155
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,819,797
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,701,848
146,888,041
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,668,976
Wisconsin 0.4%
Public Finance Authority ,
b
2017 IAVF Rubix LLC, Revenue, 2020A, 3.5%, 12/01/32 .................... 1,405,000 1,407,979
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 4%,
11/15/37 ....................................................... 600,000 668,148
Renown Regional Medical Center, Revenue, 2020A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,455,678
Wisconsin Department of Transportation , Revenue , 2017 2 , Refunding , 5% , 7/01/31 .
5,000,000 6,337,700
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 707,028
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,175,890
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 702,978
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 700,506
14,155,907
U.S. Territories 0.7%
District of Columbia 0.7%
District of Columbia, Income Tax, Revenue, 2019A, 5%, 3/01/33 ................ 3,000,000 4,013,040
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/31 ........................................ 5,000,000 6,261,250
Revenue, 2017B, 5%, 7/01/32 ........................................ 5,750,000 7,167,605

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Revenue, 2020A, 5%, 7/15/35 ........................................ $ 5,000,000 $ 6,685,900
24,127,795
Total U.S. Territories .................................................................... 24,127,795
Total Municipal Bonds (Cost $3,386,782,221) ...................................
3,621,235,259
Total Long Term Investments (Cost $3,412,956,908) .............................
3,647,444,659
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Arizona 0.1%
e
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015B ,
LOC MUFG Bank Ltd. , Daily VRDN and Put , 0.11% , 1/01/46 ................. 3,600,000 3,600,000
Florida 0.0%
†
e
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.14% , 9/01/28 ....................................... 500,000 500,000
Maryland 0.1%
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.09% , 7/01/41 ............................................. 4,500,000 4,500,000
Oregon 0.1%
e
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 8/01/34 ............ 1,500,000 1,500,000
Total Municipal Bonds (Cost $10,100,000) ......................................
10,100,000
Total Short Term Investments (Cost $10,100,000 ) ................................
10,100,000
a
Total Investments (Cost $3,423,056,908) 99.3% ..................................
$3,657,544,659
Other Assets, less Liabilities 0.7% .............................................
28,165,864
Net Assets 100.0% ...........................................................
$3,685,710,523
†
Rounds to less than 0.1% of net assets.
a
See Note 6 regarding investments in affiliated management investment companies.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $8,381,172, representing 0.2% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Federal Limited-Term Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 2.7%
Capital Markets 2.7%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,250,000 $ 33,950,000
Total Management Investment Companies (Cost $32,524,075) ....................
33,950,000
Principal
Amount
a a a a
Municipal Bonds 87.1%
Alabama 1.3%
b
Black Belt Energy Gas District , Revenue , 2016 A , Mandatory Put , 4% , 6/01/21 ..... $ 5,000,000 5,075,650
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,042,760
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 8,064,382
17,182,792
Alaska 1.0%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 5%, 12/01/20 ................................ 300,000 300,000
Revenue, 2020, Refunding, 5%, 12/01/21 ................................ 1,000,000 1,044,710
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,734,600
13,079,310
Arizona 1.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/24 ....................................................... 1,000,000 1,129,670
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/25 ....................................................... 1,000,000 1,161,330
b
Maricopa County Industrial Development Authority , Scottsdale Healthcare Hospitals
Obligated Group , Revenue , 2019 C , Mandatory Put , 0.91% , 9/01/24 ............ 17,000,000 16,942,030
19,233,030
Arkansas 0.9%
State of Arkansas , GO , 2013 , 3.25% , 6/15/22 ..............................
11,195,000 11,377,255
California 4.1%
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 3%, 6/01/21 ..................... 400,000 405,908
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 423,396
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 438,372
b
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 14,335,964
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,185,640
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,506,475
County of Los Angeles , Revenue , 2020-21 A , 4% , 6/30/21 .....................
5,000,000 5,109,950
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 3%, 7/01/27 ................................... 4,975,000 5,767,717
GO, 2020 A, Refunding, 4%, 7/01/28 ................................... 3,400,000 4,237,658
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn ., 4/01/22 .
10,000,000 9,964,200
Napa Valley Unified School District , GO , 2020-21 , 4% , 2/26/21 .................
5,000,000 5,044,350
52,419,630
Colorado 0.6%
Denver City & County School District No. 1 , GO , 2012B , 4% , 12/01/27 ...........
7,480,000 7,985,573

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.8%
b
Connecticut State Health & Educational Facilities Authority ,
Yale University, Revenue, 2015A, Refunding, Mandatory Put, 2.05%, 7/12/21 ..... $ 7,500,000 $ 7,581,900
Yale University, Revenue, X-2, Mandatory Put, 1.8%, 2/09/21 ................. 3,000,000 3,008,580
10,590,480
Delaware 0.4%
b,c
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , Zero Cpn ., 10/01/25 ........................... 5,000,000 5,018,950
Florida 2.1%
County of Escambia , Gulf Power Co. , Revenue , 2003 , Refunding , 2.6% , 6/01/23 ....
5,000,000 5,267,650
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ......
1,000,000 1,219,510
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,740,889
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,932,540
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 2,106,074
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,176,344
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,416,270
Revenue, Senior Lien, 2020, 5%, 8/01/27 ................................ 2,095,000 2,675,441
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Refunding , AGMC Insured , 5% , 7/01/24 .................... 4,000,000 4,299,000
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,124,080
26,957,798
Georgia 3.5%
City of Atlanta ,
Department of Aviation, Revenue, 2020A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,905,700
Department of Aviation, Revenue, 2020A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,806,690
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... 3,250,000 3,297,125
Main Street Natural Gas, Inc. , Revenue , 2018 A , Mandatory Put , 4% , 9/01/23 ...... 10,025,000 10,939,781
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018A , Refunding , 3% , 7/01/23
11,000,000 11,752,840
State of Georgia , GO , 2016A , 5% , 2/01/23 ................................
12,375,000 13,667,198
44,369,334
Hawaii 2.4%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ...........................
10,000,000 10,909,900
University of Hawaii ,
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 703,074
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 2,094,426
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 5,450,174
Revenue, 2020B, Refunding, 5%, 10/01/24 .............................. 3,440,000 4,030,958
Revenue, 2020B, Refunding, 5%, 10/01/25 .............................. 3,440,000 4,176,710
Revenue, 2020B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,581,365
30,946,607
Illinois 2.4%
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 400,670
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 587,450
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 656,359
b
Illinois Finance Authority ,
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.601%, 9/01/22 ................................................. 8,510,000 8,466,939
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,431,325

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois ,
GO, 2017D, 5%, 11/01/25 ........................................... $ 10,000,000 $ 10,869,100
GO, 2018A, 6%, 5/01/25 ............................................ 6,000,000 6,781,680
c,d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020B , Refunding , 3.25% , 3/01/23 ...... 1,195,000 1,198,322
30,391,845
Iowa 0.8%
Des Moines Independent Community School District , Revenue , 2018 , AGMC Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,277,244
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 2,019,119
Kentucky 1.8%
b
Kentucky Public Energy Authority ,
Revenue, 2018A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 11,084,300
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,660,300
22,744,600
Louisiana 3.8%
c
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 549,864
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 751,392
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 702,108
c,d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020A , Refunding , 2.75% , 12/01/25 .................................... 1,155,000 1,156,831
b
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2020 B , Refunding , Mandatory Put , 5% , 5/15/25 ................... 7,500,000 8,964,675
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,243,368
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 4,000,000 4,074,160
State of Louisiana ,
GO, 2013-A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 16,616,261
GO, 2019-A, 5%, 3/01/31 ............................................ 10,870,000 14,320,464
48,379,123
Maryland 5.3%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 6,133,200
County of Montgomery , COP , 2020 A , 5% , 10/01/27 ..........................
7,465,000 9,693,750
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,328,275
State of Maryland ,
GO, 2017 B, Refunding, 5%, 8/01/26 ................................... 12,330,000 15,568,845
GO, Second Series, 2013A, Pre-Refunded, 5%, 8/01/23 ..................... 11,355,000 11,720,290
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 6,018,925
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 6,018,925
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 6,018,925
67,501,135
Massachusetts 0.4%
b
Massachusetts Development Finance Agency , Partners Healthcare System, Inc. ,
Revenue , 2017 S-4 , Refunding , Mandatory Put , 5% , 1/25/24 ................. 5,000,000 5,712,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.4%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... $ 2,145,000 $ 2,212,889
Michigan Finance Authority , Tobacco Settlement , Revenue, Senior Lien , 2020 B1 , 2 ,
Refunding , 1.25% , 6/01/30 ........................................... 1,000,000 1,025,350
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
1,000,000 1,000,760
Michigan State University ,
Revenue, 2020 A, Refunding, 5%, 8/15/29 ............................... 3,500,000 4,670,575
Revenue, 2020 A, Refunding, 5%, 8/15/31 ............................... 5,415,000 7,327,145
State of Michigan , GO , 2020A , 5% , 5/15/30 ................................
1,350,000 1,860,570
18,097,289
Minnesota 2.4%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,003,360
City of Minneapolis ,
GO, 2020, Refunding, 2%, 12/01/29 .................................... 5,730,000 6,051,166
b
Trinity LP, Revenue, 2020, Mandatory Put, 1%, 6/01/21 ..................... 5,000,000 5,001,600
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,962,863
b
Hennepin County Housing & Redevelopment Authority , Holmes Housing Partners LP ,
Revenue , 2019 A , Mandatory Put , 1.35% , 12/01/20 ........................ 1,250,000 1,250,000
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,212,980
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,239,470
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/21 .......
5,000,000 5,018,800
30,740,239
Montana 0.5%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018C ,
Refunding , Mandatory Put , 0.66% , 8/15/23 ............................... 6,300,000 6,314,175
Nevada 2.3%
County of Clark Department of Aviation , Revenue, Sub. Lien , 2018A , Refunding , 5% ,
7/01/21 ......................................................... 17,080,000 17,534,157
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 2,032,942
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,331,048
State of Nevada , Highway Improvement , Revenue , 2013 , Refunding , 5% , 12/01/20 ..
7,000,000 7,000,000
29,898,147
New Jersey 7.6%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,611,675
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,121,780
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,160,610
County of Atlantic ,
GO, 2020, 0.375%, 6/01/21 .......................................... 501,000 499,923
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,700,365
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,718,987
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,738,260
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,238,833
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,309,414
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 31,503,250
New Jersey Economic Development Authority ,
e
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 6,182,450

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. $ 7,500,000 $ 8,126,700
e
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.71%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 5,565,000 5,466,054
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AMBAC Insured, Zero Cpn ., 12/15/26 ..................... 10,000,000 9,039,600
Revenue, 2006C, BHAC Insured, Zero Cpn ., 12/15/27 ...................... 11,110,000 10,095,768
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,112,140
GO, 2020 A, 5%, 6/01/29 ............................................ 3,000,000 3,829,500
97,455,309
New York 5.5%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. 4,750,000 4,786,527
City of New York , GO , 2019A , Refunding , 5% , 8/01/22 ........................
5,000,000 5,382,750
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,900,759
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 5% , 2/01/23 ...........
8,250,000 8,681,310
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 5% , 3/01/28 ................................. 1,350,000 1,719,306
New York State Dormitory Authority ,
Cornell University, Revenue, 2020A, Refunding, 5%, 7/01/26 ................. 5,000,000 6,306,800
State of New York Personal Income Tax, Revenue, 2020 B, 5%, 3/31/21 ......... 5,000,000 5,080,450
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,520,350
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,986,400
New York State Housing Finance Agency ,
Revenue, 2017K, GNMA Insured, 1.5%, 5/01/21 ........................... 10,000,000 10,041,300
Revenue, 2020F, 1.1%, 11/01/26 ...................................... 2,860,000 2,882,051
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 C , Refunding , 5% , 3/15/27 ............................... 4,000,000 5,071,680
c
New York Transportation Development Corp. , JFK International Air Terminal LLC ,
Revenue , 2020 A , Refunding , 5% , 12/01/25 .............................. 500,000 585,005
69,944,688
North Carolina 1.0%
City of Charlotte , COP , 2013B , 3% , 6/01/22 ................................
7,500,000 7,516,875
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,793,350
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,950,180
13,260,405
North Dakota 0.3%
City of West Fargo , GO , 2018 , Refunding , 2.15% , 5/01/21 .....................
4,075,000 4,083,232
Ohio 3.6%
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ...............
9,090,000 9,338,793
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,591,400
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/20 ................................. 1,400,000 1,400,000
COP, 2020, BAM Insured, 4%, 12/01/22 ................................. 1,200,000 1,286,844
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 9,213,890
Water Pollution Control Loan Fund, Revenue, 2019A, 5%, 6/01/29 ............. 8,500,000 11,465,055

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
$ 2,560,000 $ 2,847,744
46,143,726
Oklahoma 0.5%
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,084,580
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,079,666
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,621,110
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,314,893
6,100,249
Oregon 0.9%
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,427,140
State of Oregon ,
GO, 2015B, Refunding, 5%, 8/01/27 .................................... 2,785,000 3,375,893
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,471,650
11,274,683
Pennsylvania 5.9%
Commonwealth of Pennsylvania , GO, First Series , 2020 , 4% , 5/01/32 ............
13,855,000 17,034,584
Delaware Valley Regional Finance Authority ,
Revenue, 1998 A, AMBAC Insured, 5.5%, 8/01/28 ......................... 10,000,000 13,070,200
b
Revenue, 2018 B, Mandatory Put, 0.53%, 9/01/22 ......................... 2,500,000 2,486,225
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014B ,
Refunding , Mandatory Put , 1.167% , 6/01/24 .............................. 10,000,000 10,054,300
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,109,300
Philadelphia Gas Works Co. ,
Revenue, SIXTEENTH A, AGMC Insured, 5%, 8/01/25 ...................... 500,000 604,280
Revenue, SIXTEENTH A, AGMC Insured, 5%, 8/01/26 ...................... 600,000 746,538
e
University of Pittsburgh-of the Commonwealth System of Higher Education ,
Revenue, FRN, 2018, 0.35%, (SIFMA Municipal Swap Index + 0.24%), 9/15/21 ... 5,000,000 4,999,600
Revenue, FRN, 2019, 0.47%, (SIFMA Municipal Swap Index + 0.36%), 2/15/24 ... 7,750,000 7,752,325
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,899,955
75,757,307
Tennessee 2.1%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 8,053,417
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,783,148
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,559,691
26,396,256

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.2%
Board of Regents of the University of Texas System , Revenue , 2016 J , 5% , 8/15/21 .
$ 4,000,000 $ 4,136,800
Central Texas Turnpike System , Revenue, First Tier , 2002-A , Refunding , BHAC,
AMBAC Insured , Zero Cpn ., 8/15/27 ................................... 3,280,000 3,080,773
City of Dallas , Waterworks & Sewer System , Revenue , 2015A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 6,108,400
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,268,950
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 6,137,615
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/21 .... 2,000,000 2,052,040
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/22 .... 3,200,000 3,400,928
Comal Independent School District ,
GO, 2017, PSF Guaranty, 5%, 2/01/21 .................................. 2,280,000 2,298,217
GO, 2017, PSF Guaranty, 5%, 2/01/22 .................................. 2,250,000 2,375,753
Cypress-Fairbanks Independent School District ,
GO, 2013, Refunding, PSF Guaranty, 5%, 2/15/22 ......................... 7,320,000 7,746,463
b
GO, 2017A-1, PSF Guaranty, Mandatory Put, 2.125%, 8/16/21 ................ 5,730,000 5,804,433
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 31,891,870
San Antonio Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% ,
2/15/21 ......................................................... 14,880,000 15,026,270
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,574,553
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,439,880
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,522,800
Revenue, 2020, 4%, 8/26/21 ......................................... 10,000,000 10,280,900
b
Texas Transportation Commission State Highway Fund , Revenue, First Tier , 2016-B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,092,010
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,449,206
Travis County Housing Finance Corp. , AMTEX McKinney Fund LP , Revenue , 2018 ,
2.75% , 4/01/21 ................................................... 10,000,000 10,012,600
130,700,461
Utah 0.8%
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,346,606
State of Utah , GO , 2020 , 5% , 7/01/26 ....................................
7,250,000 9,144,860
10,491,466
Virginia 1.3%
Virginia College Building Authority , Revenue , 2012 A , Pre-Refunded , 4% , 2/01/29 ...
15,375,000 16,057,496
Washington 5.3%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,218,466
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,281,420
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,614,050
King County School District No. 410 Snoqualmie Valley ,
GO, 2017, Refunding, 5%, 12/01/20 .................................... 4,880,000 4,880,000
GO, 2017, Refunding, 5%, 12/01/21 .................................... 2,455,000 2,573,846
King County School District No. 414 Lake Washington ,
GO, 2020, 4%, 12/01/20 ............................................. 1,405,000 1,405,000
GO, 2020, 4%, 12/01/21 ............................................. 1,415,000 1,468,982
Pierce County School District No. 320 Sumner , GO , 2017 , Refunding , 4% , 12/01/20 .
7,250,000 7,250,000
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,363,670
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,895,790

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
$ 8,295,000 $ 9,889,714
State of Washington ,
GO, 2012D, Pre-Refunded, 5%, 2/01/34 ................................. 6,545,000 6,911,586
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,394,561
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,501,664
GO, R-2015D, Refunding, 5%, 7/01/28 .................................. 3,985,000 4,729,398
b
University of Washington , Revenue , 2019A , Mandatory Put , 5% , 5/01/22 .......... 5,000,000 5,216,650
67,594,797
Wisconsin 1.7%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,023,230
City of Milwaukee , Milwaukee Public Schools , Revenue , 2020 M8 , 3% , 7/01/21 .....
10,000,000 10,163,700
c
Public Finance Authority , 2017 IAVF Rubix LLC , Revenue , 2020A , 2.75% , 12/01/25 .. 825,000 826,126
State of Wisconsin , GO , 2012B , Pre-Refunded , 3% , 5/01/33 ...................
9,000,000 9,106,830
21,119,886
U.S. Territories 0.5%
District of Columbia 0.5%
District of Columbia, GO, 2019 A, 5%, 10/15/26 ............................. 5,000,000 6,346,000
Total Municipal Bonds (Cost $1,076,576,377) ...................................
1,113,962,236
Total Long Term Investments (Cost $1,109,100,452) .............................
1,147,912,236
a
a a a a
Short Term Investments 10.0%
Municipal Bonds 10.0%
Colorado 1.2%
f
City & County of Denver ,
COP, 2008A2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/29 ................................................. 8,710,000 8,710,000
COP, 2008A3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/31 ................................................. 7,000,000 7,000,000
15,710,000
Georgia 0.0%
†
f
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.1% , 7/01/35 .................................... 100,000 100,000
Maryland 0.6%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.13% ,
11/01/37 ........................................................ 2,000,000 2,000,000
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.09% , 7/01/41 ............................................. 5,140,000 5,140,000
7,140,000
Michigan 0.6%
f
University of Michigan , Revenue , 2012D-1 , Daily VRDN and Put , 0.07% , 12/01/24 ...
7,600,000 7,600,000
Minnesota 2.9%
f
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.1%, 11/15/35 .................................. 3,025,000 3,025,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
f
City of Minneapolis St. Paul Housing & Redevelopment Authority, (continued)
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.12%, 11/15/35 ..................................... $ 33,525,000 $ 33,525,000
36,550,000
New York 2.9%
f
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.1% , 4/01/36 .................................................... 4,600,000 4,600,000
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 11/01/31 ........... 4,000,000 4,000,000
f
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.12%, 6/15/50 ...................................... 4,200,000 4,200,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.1%, 6/15/49 ....................................... 7,200,000 7,200,000
f
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.12% , 8/01/42 .......... 7,800,000 7,800,000
f
Triborough Bridge & Tunnel Authority ,
Revenue, 2005 B-2, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.1%,
1/01/32 ........................................................ 7,145,000 7,145,000
Revenue, 2005B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.1%, 1/01/32 ............................................... 1,300,000 1,300,000
36,245,000
Ohio 0.2%
f
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.11% , 6/01/34 ........................... 3,200,000 3,200,000
Oregon 0.5%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 8/01/34 ............ 6,900,000 6,900,000
Tennessee 1.1%
f
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.1% , 6/01/42 .................................... 14,430,000 14,430,000
Total Municipal Bonds (Cost $127,875,000) .....................................
127,875,000
Total Short Term Investments (Cost $127,875,000 ) ...............................
127,875,000
a
Total Investments (Cost $1,236,975,452) 99.8% ..................................
$1,275,787,236
Other Assets, less Liabilities 0.2% .............................................
2,401,120
Net Assets 100.0% ...........................................................
$1,278,188,356
†
Rounds to less than 0.1% of net assets.
a
See Note 6 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $2,355,153, representing 0.2% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Florida Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Florida 97.8%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,507,850
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/35 ............................................ 1,000,000 1,126,470
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,658,850
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,588,832
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 6,235,800
Citizens Property Insurance Corp. , Revenue , 2012A-1 , 5% , 6/01/22 .............
5,000,000 5,350,800
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,208,737
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 8,239,560
City of Gainesville , Utilities System , Revenue , 2019 A , 5% , 10/01/47 .............
5,000,000 6,442,450
City of Jacksonville ,
Revenue, 2012, Refunding, 5%, 10/01/30 ................................ 2,000,000 2,155,820
Revenue, 2020 A, Refunding, 4%, 10/01/50 .............................. 8,510,000 10,012,866
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,570,150
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,914,744
City of Melbourne ,
Water & Sewer, Revenue, 2000A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,452,720
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/22 . 1,785,000 1,768,828
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 4,273,965
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,837,200
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,592,600
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,742,020
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,813,650
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 4,150,000 4,737,931
Water & Wastewater System, Revenue, 2020 A, 4%, 10/01/48 ................ 7,500,000 9,233,925
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 10,000,000 13,196,100
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
5.625% , 11/01/28 .................................................. 2,860,000 2,993,076
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2011 , 6.25% , 10/01/39 ......................... 5,000,000 5,087,750
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,429,000
County of Miami-Dade ,
Aviation, Revenue, 2014B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,318,200
Aviation, Revenue, 2017B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,925,900
Seaport Department, Revenue, 2013A, 6%, 10/01/38 ....................... 10,000,000 11,361,600
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/42 ................. 15,000,000 16,140,600
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 12,368,200
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,766,400
Transit System, Revenue, 2020 A, 4%, 7/01/45 ........................... 4,000,000 4,755,480
Transit System, Revenue, 2020 A, 4%, 7/01/50 ........................... 5,000,000 5,903,000
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 10,000,000 10,878,500
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,288,750
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 4,000,000 4,728,640

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
$ 4,600,000 $ 5,643,234
Florida Governmental Utility Authority , Revenue , 2010 , Pre-Refunded , 5.25% , 10/01/40
5,000,000 5,206,400
Florida Higher Educational Facilities Financial Authority ,
Nova Southeastern University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 4/01/31 2,750,000 2,805,605
Rollins College, Revenue, 2010, Pre-Refunded, 5%, 12/01/37 ................ 8,000,000 8,000,000
University of Tampa, Inc. (The), Revenue, 2012A, Pre-Refunded, 5.25%, 4/01/42 .. 2,000,000 2,131,920
Florida Housing Finance Corp. ,
Revenue, 2020 1, GNMA Insured, 2.75%, 7/01/50 ......................... 2,000,000 2,081,360
Revenue, 2020 2, GNMA Insured, 2.5%, 7/01/50 .......................... 2,220,000 2,278,874
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
3,750,000 3,898,463
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/21 .................... 2,585,000 2,571,325
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,050,850
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 2,994,118
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,481,997
Greater Orlando Aviation Authority ,
Revenue, 2010A, 5%, 10/01/39 ....................................... 5,000,000 5,016,200
Revenue, 2019 A, 4%, 10/01/49 ....................................... 5,000,000 5,682,900
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,745,380
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,898,950
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,717,404
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 2,026,260
Hillsborough County Aviation Authority ,
Revenue, 2015A, 5%, 10/01/44 ....................................... 5,000,000 5,542,650
Revenue, 2018E, 5%, 10/01/43 ....................................... 5,000,000 6,038,300
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. , Revenue , 2020A , 4% , 8/01/55 .................................... 3,000,000 3,333,120
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,220,060
Lee County Industrial Development Authority , Shell Point/Alliance Obligated Group ,
Revenue , 2019 , 5% , 11/15/44 ........................................ 5,000,000 5,479,100
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , 5.5% , 11/15/42 ...................... 2,100,000 2,205,273
Miami Beach Redevelopment Agency , Tax Allocation , 2015A , Refunding , AGMC
Insured , 5% , 2/01/40 ............................................... 5,000,000 5,645,400
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,822,931
Miami-Dade County Health Facilities Authority ,
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,560,130
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,859,485
Nicklaus Children's Hospital Obligated Group, Revenue, A, Refunding, 6.125%,
8/01/42 ........................................................ 1,055,000 1,058,798
Mid-Bay Bridge Authority ,
Revenue, 2015A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,638,700
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 2,715,000 2,932,309
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,807,897
North Sumter County Utility Dependent District , Revenue, Senior Lien , 2019 , BAM
Insured , 5% , 10/01/44 .............................................. 4,000,000 5,072,000
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2012A, Pre-Refunded, 5%, 10/01/42 .. 10,000,000 10,626,400

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orange County Health Facilities Authority, (continued)
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. $ 5,000,000 $ 6,111,500
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,468,650
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013A , Refunding , 5% , 7/01/35 ............................... 8,330,000 9,238,970
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 4%,
11/15/41 ....................................................... 500,000 551,035
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 5%,
11/15/42 ....................................................... 500,000 588,055
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,356,450
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,220,147
Special Assessment, Senior Lien, 2020A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 1,009,388
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/37 ........................................................ 2,350,000 2,518,965
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/42 ........................................................ 1,600,000 1,704,800
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/47 ........................................................ 2,450,000 2,603,051
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 659,052
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,114,657
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,990,230
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 11,211,900
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,676,324
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 2,500,000 2,677,025
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 17,165,250
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,185,482
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,221,120
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 11,284,100
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,695,000 3,132,991
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 5,990,250
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,829,350
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 6,021,500
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,794,780
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 4,155,865
Embry-Riddle Aeronautical University, Inc., Revenue, 2020A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,675,090
533,836,734
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 355,938
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 950,000 1,131,678

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, AES Puerto Rico LP, Revenue, 2000A, 6.625%, 6/01/26 ..... $ 3,900,000 $ 4,036,500
5,524,116
Total U.S. Territories .................................................................... 5,524,116
Total Municipal Bonds (Cost $501,673,128) .....................................
539,360,850
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Florida 0.3%
a
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.14% , 9/01/28 ....................................... 1,600,000 1,600,000
Total Municipal Bonds (Cost $1,600,000) .......................................
1,600,000
Total Short Term Investments (Cost $1,600,000 ) .................................
1,600,000
a
Total Investments (Cost $503,273,128) 99.1% ...................................
$540,960,850
Other Assets, less Liabilities 0.9% .............................................
4,804,167
Net Assets 100.0% ...........................................................
$545,765,017
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Georgia Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Georgia 98.0%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,840,348
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,552,400
Athens-Clarke County Unified Government , GO , 2020 , 4% , 12/01/30 .............
1,350,000 1,758,793
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,105,990
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/40 .................................... 7,750,000 8,575,298
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,299,430
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,255,800
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,995,022
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,172,970
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,164,960
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,621,000
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bartow-Cartersville Joint Development Authority , GHC Student Center LLC , Revenue ,
2011 , AGMC Insured , 5% , 6/15/36 ..................................... 4,155,000 4,236,189
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,253,050
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,721,169
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,983,520
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,471,675
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,753,740
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,315,440
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,612,727
City of Atlanta ,
Tax Allocation, 2016B, Refunding, 5%, 1/01/31 ............................ 1,780,000 2,114,319
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,483,918
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,634,410
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,229,180
Department of Aviation, Revenue, 2010C, Refunding, 6%, 1/01/30 ............. 6,000,000 6,028,260
Department of Aviation, Revenue, 2012B, 5%, 1/01/42 ...................... 2,000,000 2,079,100
Water & Wastewater, Revenue, 2001A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 6,226,250
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 12,074,000
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,226,600
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,777,178

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
$ 5,000,000 $ 5,705,650
City of Cartersville , Revenue , 2018 , Refunding , 5% , 6/01/48 ...................
4,000,000 4,947,560
City of Columbus , Water & Sewerage , Revenue , 2014A , Pre-Refunded , 5% , 5/01/33 .
1,030,000 1,196,973
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,691,170
City of Fairburn , GO , 2011 , Pre-Refunded , AGMC Insured , 5.75% , 12/01/31 .......
2,000,000 2,110,940
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,781,985
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,188,870
Clayton County Development Authority ,
CSU Foundation Real Estate II LLC, Revenue, 2011, AGMC Insured, 5%, 7/01/36 . 3,000,000 3,058,650
TUFF Archives LLC, Revenue, 2012, Refunding, 5%, 7/01/33 ................. 5,000,000 5,322,950
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 13,072,726
Water & Sewerage, Revenue, 2011A, 5.25%, 10/01/41 ...................... 11,425,000 11,810,937
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,774,100
Water & Sewerage, Revenue, 2020A, 3%, 1/01/45 ......................... 5,000,000 5,489,500
Coweta County Water & Sewage Authority , Revenue , 2019 , Refunding , 4% , 6/01/39 .
1,500,000 1,794,780
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,399,300
Decatur Urban Redevelopment Agency , Revenue , 2013A , Pre-Refunded , 5% , 1/01/38
6,195,000 6,803,907
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012A , AGMC Insured , 5% , 7/01/39 ................... 5,000,000 5,322,950
Development Authority for Fulton County ,
AMC Campus Project I LLC, Revenue, 2011, AGMC Insured, 5%, 6/15/37 ....... 3,075,000 3,138,253
Georgia Tech Facilities, Inc., Revenue, 2010A, 5%, 6/01/41 .................. 3,500,000 3,510,500
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,266,740
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,194,700
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,675,550
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,189,220
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,599,880
Development Authority of Bulloch County , Georgia Southern University Housing
Foundation Five LLC , Revenue , 2011 , AGMC Insured , 5% , 7/01/36 ............ 2,055,000 2,097,354
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,740,040
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,785,024
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,273,000
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,674,650
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,671,550
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,227,860
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,164,790
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,307,680
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,696,471
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,316,012

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Refunding ,
4% , 7/01/43 ...................................................... $ 7,735,000 $ 8,568,678
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,363,645
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,329,400
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,274,210
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,723,950
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,224,050
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,643,420
Georgia Housing & Finance Authority ,
Revenue, 2013A, 3.8%, 12/01/37 ...................................... 5,000,000 5,172,700
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,705,000 6,303,797
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 2,005,000 2,199,344
Revenue, 2018B, 4.05%, 12/01/38 ..................................... 605,000 635,123
Revenue, 2019A, Refunding, 3.7%, 6/01/49 .............................. 5,000,000 5,458,850
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,753,900
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,886,380
Hall County School District , GO , 2020 , 4% , 2/01/40 ..........................
2,500,000 3,115,375
Henry County School District , GO , 2016 , 4% , 8/01/33 ........................
5,000,000 5,806,750
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 1,430,000 1,545,716
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,665,797
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,254,233
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 5,000,000 6,398,250
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,548,825
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015B , 5% , 7/01/45 ........
5,000,000 6,025,400
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,174,340
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,916,191
Municipal Electric Authority of Georgia ,
Revenue, 2019A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,724,050
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,382,525
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,505,190
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,712,100
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,711,150
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012A , 5% , 4/01/42 ........................................ 3,500,000 3,645,985
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,291,796
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 8,695,000 9,009,150
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 5,000,000 5,518,200
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 4,000,000 5,089,240

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
$ 1,000,000 $ 1,222,610
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,952,560
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,762,120
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 10,000,000 11,142,100
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,512,780
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,894,100
GO, 2018A, 4%, 7/01/36 ............................................ 5,000,000 6,023,300
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , 5% ,
12/01/38 ........................................................ 2,000,000 2,133,440
Valdosta & Lowndes County Hospital Authority , Revenue , 2011B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,120,210
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,112,150
466,018,083
U.S. Territories 0.4%
Puerto Rico 0.4%
a
Puerto Rico Electric Power Authority, Revenue, XX-RSA-1, 5.25%, 7/01/40 ........ 2,270,000 1,708,175
Total Municipal Bonds (Cost $438,018,132) .....................................
467,726,258
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
b
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.1% , 7/01/35 .................................... 795,000 795,000
Total Municipal Bonds (Cost $795,000) .........................................
795,000
Total Short Term Investments (Cost $795,000 ) ..................................
795,000
a
Total Investments (Cost $438,813,132) 98.6% ...................................
$468,521,258
Other Assets, less Liabilities 1.4% .............................................
6,982,819
Net Assets 100.0% ...........................................................
$475,504,077
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin High Yield Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.4%
Capital Markets 0.4%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 855,000 $ 22,264,200
Total Management Investment Companies (Cost $21,856,613) ....................
22,264,200
Principal
Amount
a a a a
U.S. Government and Agency Securities 0.0%
†
b,c
Coalview Centralia LLC, 15%, 2/28/21 .................................... $ 1,900,000 1,898,691
Total U.S. Government and Agency Securities (Cost $1,900,000) ..................
1,898,691
Municipal Bonds 99.6%
Alabama 2.6%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/28 .................... 7,350,000 5,198,067
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/29 .................... 13,465,000 8,767,061
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/30 .................... 19,050,000 11,405,235
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/31 .................... 24,845,000 13,649,097
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/32 .................... 30,825,000 15,542,890
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/33 .................... 35,700,000 16,571,226
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/34 .................... 28,020,000 11,969,864
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/35 .................... 15,000,000 5,896,500
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/36 .................... 12,425,000 4,476,355
Sewer, Revenue, Sub. Lien, 2013-F, Zero Cpn., 10/01/39 .................... 75,000,000 76,077,000
Cullman County Health Care Authority , Revenue , 2009A , Refunding , 7% , 2/01/36 ...
5,000 5,012
Selma Industrial Development Board , International Paper Co. , Revenue , 2011A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,382,795
172,941,102
Arizona 1.3%
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,404,353
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 1,000,000 1,067,480
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,540,906
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,286,524
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,159,220
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,137,970
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/38 ........................................................ 5,000,000 5,913,450
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/52 ........................................................ 10,000,000 11,608,300
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 7,240,020
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,784,309
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6%, 10/01/37 ................. 1,200,000 1,260,120
d
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/47 ............. 1,400,000 1,453,984
d
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/52 ............. 1,400,000 1,449,938
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,326,445
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 8,028,720

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007A , Refunding , 6.375% , 12/01/37 ........................... $ 14,660,000 $ 13,951,189
81,612,928
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Health Obligated Group , Revenue ,
2019 , 5% , 12/01/47 ................................................ 3,000,000 3,648,900
California 19.0%
Alvord Unified School District , GO , 2011B , AGMC Insured , Zero Cpn., 8/01/41 ......
30,750,000 17,191,710
d
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ...... 10,800,000 12,113,064
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 3,625,000 3,629,277
California Municipal Finance Authority ,
Special Tax, 2020 B, 4%, 9/01/30 ...................................... 100,000 110,140
d
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 17,400,000 18,754,416
d
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,206,164
d
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 15,925,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 9,000,300
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,050,000 4,016,911
d
California Public Finance Authority ,
f
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,066,793
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/47 .................................................... 2,900,000 2,436,000
California State Public Works Board , Revenue , 2012 A , 5% , 4/01/30 .............
17,785,000 18,849,077
California Statewide Communities Development Authority ,
d
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,709,365
Loma Linda University Medical Center Obligated Group, Revenue, 2014A, 5.25%,
12/01/44 ....................................................... 20,555,000 22,347,396
d
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,343,950
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,258,858
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,693,673
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,482,388
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,653,000
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 15,000,000 15,881,400
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,099,500
Compton Community College District ,
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,182,958
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,216,920
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,184,742
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,179,275
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,184,132
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,158,860
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 23 ,
Special Tax , 2020 , 4% , 9/01/30 ....................................... 75,000 82,311
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,760,900
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,779,168
Revenue, Junior Lien, C, Refunding, 6.25%, 1/15/33 ....................... 17,580,000 20,139,472
Revenue, Junior Lien, C, Refunding, 6.5%, 1/15/43 ........................ 28,790,000 32,999,674

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden State Tobacco Securitization Corp. ,
Revenue, 2007B, Zero Cpn., 6/01/47 ................................... $ 50,000,000 $ 10,711,500
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 20,000,000 20,642,200
M-S-R Energy Authority ,
Revenue, 2009B, 6.125%, 11/01/29 .................................... 30,050,000 38,500,361
Revenue, 2009B, 7%, 11/01/34 ....................................... 20,000,000 31,946,800
Revenue, 2009C, 6.5%, 11/01/39 ...................................... 20,000,000 33,136,600
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... 3,750,000 3,930,975
Palmdale Elementary School District ,
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/28 ..................... 1,500,000 1,335,540
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/30 ..................... 1,250,000 1,050,750
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/31 ..................... 1,250,000 1,021,550
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/34 ..................... 2,500,000 2,713,475
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 6,065,000 6,598,841
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/32 ......................... 4,000,000 3,010,240
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,998,060
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,767,650
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/42 ......................... 7,000,000 3,731,840
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 43,171,898
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 32,888,688
GO, 2014 G, Pre-Refunded, Zero Cpn., 7/01/35 ........................... 10,000,000 5,324,600
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 35,256,000 49,667,242
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 35,256,000 49,920,381
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,215,687
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,559,516
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 128,726,486
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 133,879,577
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 20,000,000 22,273,800
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 25,000,000 27,735,750
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 45,458,800
San Mateo Union High School District , GO , 2011A , Zero Cpn., 9/01/41 ...........
20,000,000 23,508,600
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,781,300
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,471,625
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,352,050
Revenue, 2007C, Zero Cpn., 6/01/56 ................................... 60,000,000 6,636,600
Southern California Public Power Authority , Revenue , 2007A , 5.25% , 11/01/27 .....
9,855,000 12,546,992
State of California ,
GO, Refunding, 5.25%, 3/01/30 ....................................... 80,000,000 80,011,200
GO, 5%, 10/01/41 ................................................. 10,000,000 10,366,500
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,412,500
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,203,820
1,246,346,788

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 5.7%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
$ 3,775,000 $ 3,864,052
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,781,948
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,686,945
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020A, 5%, 12/01/40 .................................. 1,500,000 1,568,820
GO, Senior Lien, 2020A, 5%, 12/01/50 .................................. 1,500,000 1,546,320
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,371,236
d
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,755,955
Bradburn Metropolitan District No. 2 ,
GO, 2018A, Refunding, 5%, 12/01/38 ................................... 600,000 658,752
GO, 2018A, Refunding, 5%, 12/01/47 ................................... 2,400,000 2,595,984
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 551,197
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,531,622
d
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,393,608
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,639,213
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,174,040
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 28,893,830
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,181,113
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,284,081
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 10,000,000 12,088,000
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,467,135
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,880,740
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... 1,000,000 1,128,490
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 4,525,000 5,071,575
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,856,061
Copperleaf Metropolitan District No. 2 , GO , 2015 , Refunding , 5.75% , 12/01/45 .....
2,000,000 2,060,000
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,002,344
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,075,820
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,367,856
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019A , 5% , 12/01/49 .......
900,000 931,977
d
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,521,550
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,505,650
Denver International Business Center Metropolitan District No. 1 , GO , 2019B , 6% ,
12/01/48 ........................................................ 4,290,000 4,578,502
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,077,540
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,619,850
Evan's Place Metropolitan District ,
GO, 2020A(3), 5%, 12/01/40 ......................................... 550,000 561,995
GO, 2020A(3), 5%, 12/01/50 ......................................... 1,575,000 1,583,253
First Creek Village Metropolitan District ,
GO, 2019A, 5%, 12/01/39 ........................................... 595,000 642,053
GO, 2019A, 5%, 8/01/49 ............................................ 540,000 575,883

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... $ 750,000 $ 792,652
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,047,120
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 592,089
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,161,225
d
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 671,522
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,973,929
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , Refunding , 5% , 12/01/45 ....
3,020,000 3,130,683
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 4.875%, 12/01/40 .... 520,000 532,090
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 5.125%, 12/01/50 .... 750,000 769,523
Palisade Park West Metropolitan District , GO , 2019A , 5.125% , 12/01/49 ..........
1,500,000 1,551,450
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,069,240
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 900,000 922,905
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 742,908
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,615,000 1,777,776
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,956,625
Revenue, 2008, 6.5%, 11/15/38 ....................................... 80,100,000 126,817,524
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 642,412
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,361,563
Ritoro Metropolitan District , GO , 2019A , 5% , 12/01/49 ........................
2,000,000 2,077,480
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,068,606
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,559,535
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,974,048
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,610,535
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 835,483
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,300,716
STC Metropolitan District No. 2 ,
GO, 2019A, Refunding, 5%, 12/01/38 ................................... 2,000,000 2,088,680
GO, 2019A, Refunding, 5%, 12/01/49 ................................... 1,000,000 1,030,900
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 510,190
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,201,670
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,833,575
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,371,110
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,168,464
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,834,543
Villages At Castle Rock Metropolitan District No. 4 , 1989 , Zero Cpn., 6/01/31 .......
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 628,963
Willow Bend Metropolitan District , GO, Senior Lien , 2019A , 5% , 12/01/49 .........
1,000,000 1,037,000
375,419,724

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group, Revenue, 144A, 2016A, 5%, 9/01/46 .. $ 1,000,000 $ 1,034,220
d
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,070,271
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 5,888,850
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 13,764,010
d
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,138,120
d
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 2,974,384
33,869,855
Florida 8.4%
d
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 550,000 565,576
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,395,000 1,421,184
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 219,440
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 594,343
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 905,036
Babcock Ranch Community Independent Special District ,
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 254,535
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 823,872
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,619,874
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 254,538
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,956,030
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,612,700
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 409,278
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 930,121
f
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,823,115
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,706,173
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 332,247
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,417,578
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,034,280
Brooks of Bonita Springs Community Development District , Special Assessment ,
6.85% , 5/01/31 ................................................... 785,000 786,656
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,283,022
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/34 ............................................ 2,000,000 2,261,840
Capital Trust Agency, Inc. ,
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 926,744
d
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,280,000 1,387,674
d
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,584,737
d
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,284,352
d
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,289,501
d
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,918,161
d
University Bridge LLC, Revenue, 144A, 2018A, 5.25%, 12/01/43 .............. 31,755,000 32,820,380
d
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,555,790
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,278,101
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 2,052,580
f
Chapel Crossings Community Development District ,
Special Assessment, 2020, 2.625%, 5/01/25 ............................. 485,000 486,552
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 695,000 701,881

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
f
Chapel Crossings Community Development District, (continued)
Special Assessment, 2020, 3.7%, 5/01/40 ............................... $ 1,825,000 $ 1,843,706
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,010,000 3,057,016
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 3.5%,
9/01/30 ........................................................ 100,000 107,537
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 2,220,000 2,264,400
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 2,000,000 2,468,400
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/34 ............ 650,000 444,763
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/40 ............ 1,000,000 520,460
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/41 ............ 1,000,000 496,180
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/42 ............ 1,000,000 472,850
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/45 ............ 2,000,000 826,940
d
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 553,780
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,748,545
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,499,920
Hodges University, Inc., Revenue, 2013, 6.125%, 11/01/43 ................... 10,035,000 10,478,045
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 600,746
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 775,980
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
5,000,000 5,389,300
County of Miami-Dade , Aviation , Revenue , 2019A , 5% , 10/01/44 ................
8,500,000 10,342,460
d,f
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 278,233
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 509,290
d
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,206,950
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 5,949,326
d
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 255,618
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 820,872
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,203,987
d
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 300,112
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,205,404
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,234,866
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 6,021,805
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 111,389
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 309,261
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 509,370
d
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 877,802
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,190,147
Epperson North Community Development District , Special Assessment , 144A, 2018
A-1 , 5.5% , 11/01/39 ................................................ 1,500,000 1,713,165
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 775,000 789,469

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson Ranch II Community Development District, (continued)
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. $ 1,135,000 $ 1,183,419
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 3,075,000 3,247,600
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 5,315,000 5,604,296
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 9,798,570
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 3,200,000 3,469,312
d
Florida Development Finance Corp. , Mayflower Retirement Center, Inc. Obligated
Group , Revenue , 144A, 2020A , 5.25% , 6/01/50 ........................... 5,000,000 5,331,000
d
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 357,479
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,285,000 1,338,212
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,190,000 1,220,036
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,125,091
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,593,730
Greater Orlando Aviation Authority , Revenue , 2019 A , 5% , 10/01/44 ..............
14,200,000 17,559,720
d
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43 35,910,000 37,080,307
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 561,044
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 878,954
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,485,952
d
Hills Minneola Community Development District ,
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,041,910
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,748,611
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,719,090
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. , Revenue , 2020A , 4% , 8/01/55 .................................... 2,000,000 2,222,080
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 176,595
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 387,726
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 575,198
Indian Trace Development District , Special Assessment , 2003 , 5.5% , 5/01/33 ......
2,000,000 2,005,900
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 595,000 595,976
Special Assessment, 1999C, 7%, 5/01/30 ................................ 4,123,752 2,886,626
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 402,947
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 584,096
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 389,700
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 831,536
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,387,609
Lake Ashton Community Development District , Special Assessment , 2015A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,280,000 2,430,548
Lakewood Ranch Stewardship District ,
f
Special Assessment, 2020, Refunding, 3%, 5/01/30 ........................ 470,000 470,620
d
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 255,325
d,f
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 450,604
f
Special Assessment, 2020, Refunding, 3.5%, 5/01/40 ....................... 750,000 752,970
d
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,102,907

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
d,f
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. $ 2,100,000 $ 2,162,160
d,f
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,291,813
f
Special Assessment, 2020, Refunding, 4%, 5/01/50 ........................ 1,270,000 1,303,007
d
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,717,283
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 541,296
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 791,075
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,640,896
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,914,845
d
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 278,227
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 737,667
Marshall Creek Community Development District , Special Assessment , 2015A ,
Refunding , 5% , 5/01/32 ............................................. 1,890,000 1,994,914
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , 5.5% , 11/15/42 ...................... 3,800,000 3,990,494
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,592,899
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,485,095
f
North River Ranch Community Development District ,
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,680,254
d
Special Assessment, 144A, 2020 A3, 4.75%, 5/01/40 ....................... 2,000,000 2,000,140
Special Assessment, 2020A-1, 3%, 5/01/25 .............................. 590,000 591,309
Special Assessment, 2020A-1, 3.5%, 5/01/30 ............................. 855,000 859,463
Special Assessment, 2020A-1, 4%, 5/01/40 .............................. 1,150,000 1,157,130
Special Assessment, 2020A-1, 4.25%, 5/01/51 ............................ 1,960,000 1,972,015
d
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,505,700
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,917,701
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,440,520
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 844,080
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,336,030
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,379,391
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 2,041,704
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,156,174
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,670,222
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 1,500,000 1,750,425
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 977,070
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 824,696
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 330,000 337,679
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,260,000 1,305,688

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... $ 700,000 $ 720,153
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,281,740
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 1,000,000 1,114,210
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 441,313
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,053,793
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,768,145
f
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 325,000 326,918
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 482,177
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 864,926
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,119,547
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,200,000 1,227,984
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,190,000 1,190,143
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,910,000 1,967,013
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 253,230
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 644,172
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 815,937
d
Sandmine Road Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ....... 300,000 307,044
Assessment Area One, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ....... 1,040,000 1,071,876
Assessment Area One, Special Assessment, 144A, 2020, 3.75%, 5/01/50 ....... 2,020,000 2,072,601
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,500,000 1,592,985
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,350,821
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
7,985,000 8,813,444
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 350,000 356,913
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 528,558
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,452,330
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,421,080
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,900,000 5,904,661
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,721,750
d,f
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 501,420
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 1,003,360
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,504,965
f
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 168,411
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 714,476
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 932,231
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,061,070
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,088,700
d
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 239,698

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Trevesta Community Development District, (continued)
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... $ 880,000 $ 897,494
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,792,805
d
V-Dana Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........ 375,000 387,735
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .......... 1,775,000 1,850,278
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .......... 3,500,000 3,609,235
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,970,000 5,201,652
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 8,000,000 8,393,680
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,700,000 1,858,746
Special Assessment, 2014, 6%, 5/01/44 ................................. 7,100,000 7,810,071
d,f
Village Community Development District No. 13 , Special Assessment , 144A, 2020 ,
3.5% , 5/01/51 .................................................... 17,000,000 17,379,100
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,415,000 3,508,912
Village Community Development District No. 9 ,
Special Assessment, 1, 6.75%, 5/01/31 ................................. 6,220,000 6,347,821
Special Assessment, 1, 7%, 5/01/41 .................................... 5,510,000 5,645,216
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 385,000 396,488
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,770,000 1,838,074
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,780,000 1,849,901
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 243,679
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 666,967
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,018,060
Windward Community Development District ,
Special Assessment, 2020 A1, 3%, 5/01/25 .............................. 100,000 100,961
Special Assessment, 2020 A1, 3.65%, 5/01/30 ............................ 130,000 132,825
Special Assessment, 2020 A1, 4.25%, 5/01/40 ............................ 630,000 646,216
Special Assessment, 2020 A1, 4.5%, 5/01/51 ............................. 495,000 507,593
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 2,000,000 2,073,180
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 655,998
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,716,187
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 1,994,829
551,923,591
Georgia 1.3%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
f
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 625,000 780,162
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 600,000 745,458
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 325,000 369,272
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,839,472
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 10,470,987

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... $ 6,765,000 $ 8,449,891
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2020 A , Refunding , 4% , 2/15/39 ................. 8,300,000 9,660,038
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/25 ....................................... 5,000,000 6,091,900
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 4,000,000 5,118,600
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 10,000,000 12,976,500
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 17,311,985
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/48 ........................................ 4,595,000 5,494,563
Revenue, 2019A, 5%, 1/01/56 ........................................ 5,000,000 5,986,450
85,332,521
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010A , 7% , 2/01/36 ............
13,305,000 13,394,010
Illinois 5.3%
Bureau County Township High School District No. 502 , GO , 2013A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 6,229,650
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2020 A ,
Refunding , 5% , 12/01/55 ............................................ 3,750,000 4,469,925
County of Cook , GO , 2012C , Refunding , 5% , 11/15/29 .......................
34,555,000 36,909,923
Illinois Finance Authority ,
e
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 2,815,000 1,871,975
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/43 .................... 3,000,000 1,800,000
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/53 .................... 3,075,000 1,845,000
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.1%, 12/01/43 ....... 1,600,000 320,000
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.25%, 12/01/53 ...... 2,600,000 520,000
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,295,800
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,665,075
d,g
Navistar International Corp., Revenue, 144A, 2020, Refunding, Mandatory Put,
4.75%, 8/01/30 .................................................. 26,100,000 27,145,044
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,990,322
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,059,487
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 17,917,830
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 4,570,000 5,168,853
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/37 ....... 2,500,000 2,590,675
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/45 .... 1,100,000 1,137,862
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/50 .... 3,150,000 3,250,706
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,678,232
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,092,698
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5%, 5/01/48 4,030,000 3,907,045
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 10,085,000
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,456,256
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 5,485,000 6,590,447
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 9,345,000
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 2,939,880
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 7,649,597
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 4,000,000 2,065,760
Revenue, 2010-B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 7,708,609

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... $ 5,000,000 $ 5,729,500
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
9,650,000 9,929,464
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,399,960
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,886,371
GO, 2017C, 5%, 11/01/29 ........................................... 10,330,000 11,242,346
GO, 2017D, 3.25%, 11/01/26 ......................................... 2,500,000 2,508,175
GO, 2017D, 5%, 11/01/26 ........................................... 5,200,000 5,703,932
GO, 2017D, 5%, 11/01/27 ........................................... 6,445,000 7,110,962
GO, 2017D, 5%, 11/01/28 ........................................... 8,545,000 9,363,611
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,449,104
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,498,538
GO, 2020, 5.5%, 5/01/30 ............................................ 3,300,000 3,849,813
GO, 2020, 5.5%, 5/01/39 ............................................ 12,360,000 13,950,732
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 8,435,279
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,044,700
GO, 2020 C, 4%, 10/01/37 ........................................... 4,650,000 4,708,776
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 5,301,082
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,564,189
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/54 ....................................................... 11,000,000 11,000,000
d
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2018B,
6%, 12/01/54 ................................................... 5,475,000 5,475,000
d,f
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020C,
Refunding, 5%, 12/01/50 ........................................... 10,750,000 10,660,237
Village of Bolingbrook , GO , 2013A , Pre-Refunded , Zero Cpn., 1/01/35 ............
19,800,000 10,801,296
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,788,266
347,107,984
Indiana 1.0%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,802,006
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,528,440
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, 5.75%, 11/15/41 ........... 5,000,000 5,118,600
Greencroft Goshen Obligated Group, Revenue, 2013A, 7%, 11/15/43 ........... 5,000,000 5,357,600
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 13,103,875
Ohio Valley Electric Corp., Revenue, 2012A, 5%, 6/01/32 .................... 10,000,000 10,404,500
WVB East End Partners LLC, Revenue, 2013A, 5%, 7/01/40 ................. 12,500,000 13,399,625
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 12,500,000 13,378,000
68,092,646
Iowa 0.7%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018A , 5% , 3/01/48 ..
7,500,000 7,838,775
Iowa Tobacco Settlement Authority , Revenue , 2005B , 5.6% , 6/01/34 .............
35,850,000 36,386,316
44,225,091

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
$ 1,625,000 $ 1,636,326
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,820,000 1,839,056
3,475,382
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,290,100
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,256,600
Revenue, First Tier, 2013C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,609,750
28,156,450
Louisiana 1.5%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,268,103
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,575,000 2,827,710
f
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,975,554
f
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,675,707
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,655,000 2,688,745
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,518,497
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 3,375,353
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 2,205,029
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,803,480
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,985,000 2,150,350
Louisiana Public Facilities Authority ,
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A, Pre-
Refunded, 5%, 11/01/41 ........................................... 2,000,000 2,434,140
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A, Pre-
Refunded, 5%, 11/01/45 ........................................... 7,405,000 9,012,403
Ochsner Clinic Foundation Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
5/15/41 ........................................................ 15,500,000 15,958,490
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 74,433
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,338,350
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,794,255
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 10,383,300
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 13,992,099
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,264,176
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,706,991
Tobacco Settlement Financing Corp. , Revenue , 2013A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,089,210
98,536,375
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, 6.75%, 7/01/36 ......... 4,250,000 4,340,397
MaineGeneral Health Obligated Group, Revenue, 2011, 7%, 7/01/41 ........... 10,000,000 10,222,300
14,562,697

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 0.6%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... $ 1,250,000 $ 1,307,375
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 5,740,955
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 752,812
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,384,028
d
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,365,000 3,542,336
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 400,000 408,308
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,079,760
County of Harford , Tax Allocation , 2011 , 7.5% , 7/01/40 .......................
6,745,000 6,753,701
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3.2% , 9/01/39 ............................................ 10,000,000 10,946,100
Maryland Health & Higher Educational Facilities Authority , Frederick Health, Inc.
Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 ................... 1,715,000 1,916,444
36,831,819
Massachusetts 1.1%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 48,656,300
Massachusetts Bay Transportation Authority , Revenue , 1991-A , Refunding , 7% ,
3/01/21 ......................................................... 260,000 264,394
Massachusetts Development Finance Agency ,
d
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,241,470
d
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,378,350
d
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,658,000 1,894,680
d
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,351,500
d
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,874,925
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,500,000 1,744,935
Massachusetts Educational Financing Authority , Revenue , 2013K , 5.25% , 7/01/29 ...
4,575,000 4,816,285
73,222,839
Michigan 3.3%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2001B, NATL Insured, 5.5%, 7/01/29 .................................. 5,000,000 6,331,950
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, Refunding, NATL Insured, 5%, 7/01/36 .......................... 15,000 15,053
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, 5.25%, 7/01/39 ................................ 12,000,000 12,959,760
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,815,000 4,002,850
Detroit City School District , GO , 2001A , AGMC Insured , 6% , 5/01/29 .............
15,900,000 20,216,850
Kalamazoo Economic Development Corp. ,
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,206,497
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 9,393,904
Michigan Finance Authority ,
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 20,000,000 23,064,200

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/39 ... $ 5,600,000 $ 6,053,096
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/44 ... 5,000,000 5,365,750
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/32 ................................. 10,000,000 11,461,200
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/33 ................................. 3,000,000 3,430,350
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-6, Refunding, 5%, 7/01/33 .................................... 10,000,000 11,407,900
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,679,350
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,649,340
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,342,620
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,392,800
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 10,000,000 12,394,500
d
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 2,500,000 2,581,325
d
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,666,186
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,384,570
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 13,190,100
Trinity Health Corp. Obligated Group, Revenue, 2011MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 78,485
Trinity Health Corp. Obligated Group, Revenue, 2013MI-5, 4%, 12/01/40 ........ 3,000,000 3,498,930
Trinity Health Corp. Obligated Group, Revenue, MI 2019 A, Refunding, 5%, 12/01/41 7,500,000 9,507,225
Michigan State Building Authority , Revenue , 2011 II-A , Pre-Refunded , 5.375% ,
10/15/41 ........................................................ 10,000,000 10,452,000
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007B , Zero Cpn., 6/01/52 .......................... 26,990,000 2,864,449
218,591,240
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,814,980
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,240
3,815,220
Mississippi 0.9%
County of Lowndes , International Paper Co. , Revenue , 1992-B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 20,358,764
d
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 2,358,067
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 34,497,000
57,213,831
Missouri 0.8%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,685,000 5,218,528
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 278,692

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
$ 2,500,000 $ 2,548,750
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... 23,000,000 27,685,100
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,065,770
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,697,680
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,581,840
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016B , Refunding , 6% , 3/01/37 .......................... 4,000,000 4,406,240
52,482,600
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,650,504
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 970,000 941,705
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 1,015,000 922,635
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,802,762
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,545,850
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,185,000 8,737,979
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 195,484
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 194,405
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 193,638
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 465,471
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,183,258
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,465,000 1,612,174
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,690,000 1,833,734
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,070,000 1,143,113
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 467,829
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 770,633
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,079,270
d
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 19,000,000 2,743,030
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,299,403
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,012,848
Special Improvement District No. 142, Special Assessment, 2012, Refunding, 5%,
8/01/21 ........................................................ 1,010,000 1,036,997
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,315,000 2,458,137
d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,885,000 11,975,564
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,934,570
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/38 ........ 1,000,000 1,052,180
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/48 ........ 1,500,000 1,562,925
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,601,478
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,557,788
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,530,702

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Tahoe-Douglas Visitors Authority, (continued)
Revenue, 2020, 5%, 7/01/51 ......................................... $ 4,250,000 $ 4,599,435
71,454,997
New Hampshire 0.1%
d,g
New Hampshire Business Finance Authority , Covanta Holding Corp. , Revenue , 144A,
2020 B , Refunding , Mandatory Put , 3.75% , 7/02/40 ........................ 3,000,000 3,002,700
New Jersey 4.4%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,122,100
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 496,080
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,118,717
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,000,000 931,860
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/33 1,365,000 1,632,854
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/36 2,640,000 3,113,431
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,109,960
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 10,000,000 11,483,600
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 892,050
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,556,806
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,949,422
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,144,549
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,192,431
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,281,610
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 15,300,000 16,037,307
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 26,225,000
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 17,221,600
d
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,919,360
New Jersey Higher Education Student Assistance Authority , Revenue , 2019 B ,
Refunding , 3% , 12/01/32 ............................................ 8,000,000 8,133,920
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/30 ....................... 500,000 401,860
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/31 ....................... 3,675,000 2,865,361
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 26,635,345
Revenue, 2009A, Zero Cpn., 12/15/39 .................................. 42,425,000 23,271,809
Revenue, 2010A, Zero Cpn., 12/15/40 .................................. 2,750,000 1,448,480
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 17,500,000 17,886,050
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 595,440
Revenue, 2014AA, 5%, 6/15/38 ....................................... 5,060,000 5,523,547
Revenue, 2014AA, 5%, 6/15/44 ....................................... 9,335,000 10,111,298
Revenue, 2015AA, 5.25%, 6/15/41 ..................................... 2,500,000 2,793,800
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 4,912,046
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,130,534
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,637,325
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,878,900
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,070,210
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,525,129
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 767,599
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 11,293,125
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 21,723,840
Revenue, 2018B, Refunding, 5%, 6/01/46 ............................... 25,000,000 28,805,750
286,840,105

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. $ 500,000 $ 536,395
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 477,396
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,270,757
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,089,150
7,373,698
New York 7.1%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,096,660
City of New York ,
GO, 1992-F, Refunding, 7.5%, 2/01/21 .................................. 5,000 5,029
GO, 1992G, Refunding, 7.5%, 2/01/22 .................................. 5,000 5,029
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 14,872,432
Revenue, 2013E, 5%, 11/15/33 ....................................... 10,000,000 10,610,400
g
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,168,860
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,371,487
Revenue, 2016A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,530,150
Revenue, 2017A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,132,150
Revenue, 2017C-1, Refunding, 5%, 11/15/34 ............................. 7,500,000 8,495,025
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 27,971,730
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 650,000 747,636
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,873,325
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,333,235
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 49,147,918
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 38,333,790
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 42,358,400
Municipal Assistance Corp. for the City of Troy ,
Revenue, 1996-C, NATL Insured, Zero Cpn., 7/15/21 ....................... 428,010 427,111
Revenue, 1996-C, NATL Insured, Zero Cpn., 1/15/22 ....................... 649,658 646,819
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014F , F , Refunding , 4.5% , 2/15/48 ............................ 9,825,000 10,240,303
New York Liberty Development Corp. ,
d
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,663,150
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 93,909,400
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 10,000,000 11,416,600
Revenue, 2019 B, 4%, 1/01/50 ........................................ 10,000,000 11,344,200
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 12,000,000 13,101,360
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 16,407,326
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 7,679,490
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 6,987,060
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 45,609,581
Port Authority of New York & New Jersey , Revenue , 2014 , 4% , 9/01/43 ...........
5,500,000 6,285,345
d
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 14,596,080
464,367,081
North Carolina 0.3%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,794,501
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,977,879

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... $ 1,000,000 $ 1,055,860
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,094,740
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,632,600
United Church Homes & Services Obligated Group, Revenue, 2015A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,138,598
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 2,160,110
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 6,406,403
20,260,691
North Dakota 0.1%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,819,432
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,432,172
8,251,604
Ohio 3.1%
f
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 2,300,000 2,343,309
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 25,651,950
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,130,630
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 20,975,000 23,588,905
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,166,500
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 751,947
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 755,356
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,417,500
f
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,109,742
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 9,179,632
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,762,420
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,166,900
Little Miami Local School District ,
GO, 2011, Pre-Refunded, 6.875%, 12/01/34 .............................. 5,100,000 5,267,280
GO, 2011, 6.875%, 12/01/34 ......................................... 200,000 200,000
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 15,000,000 15,067,500
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,495,633
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,318,981
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,805,797
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 43,479,800
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,528,080
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,030,150
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,015,420

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Southeastern Ohio Port Authority, (continued)
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... $ 1,300,000 $ 1,359,969
State of Ohio ,
d
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 16,195,439
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 966,691
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 6,885,840
205,641,371
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,077,240
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 10,944,294
12,021,534
Oregon 0.6%
Clackamas & Washington Counties School District No. 3 , GO , 2020 A , Refunding , Zero
Cpn., 6/15/49 ..................................................... 1,750,000 790,965
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.125%, 11/15/40 .. 500,000 534,705
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.25%, 11/15/50 ... 1,250,000 1,328,600
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.375%, 11/15/55 .. 1,500,000 1,599,165
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 10,419,627
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.4%, 10/01/44 ...... 3,000,000 3,137,850
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.5%, 10/01/49 ...... 5,500,000 5,756,190
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. 3,500,000 3,555,510
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,504,620
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 425,000 436,326
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,053,120
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,045,030
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,232,525
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,082,600
Yamhill County Hospital Authority , Friendsview Manor Obligated Group , Revenue ,
2016A , Refunding , 5% , 11/15/51 ...................................... 4,325,000 4,540,342
41,017,175
Pennsylvania 2.4%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,286,114
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,121,040
d
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 12,898,751
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,451,512
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,308,900
Chester County Industrial Development Authority ,
d,f
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,278,560

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Chester County Industrial Development Authority, (continued)
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... $ 1,500,000 $ 1,630,200
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,594,624
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,089,358
d
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 525,000 536,482
d
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,015,340
County of Lehigh , Lehigh Valley Health Network Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 7/01/49 ............................................. 10,000,000 11,418,100
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,205,886
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,316,840
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 4%, 7/01/21 ........................ 350,000 348,799
Student Services, Inc., Revenue, 2013, 5%, 7/01/35 ........................ 1,000,000 1,004,760
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 2,500,000 2,504,850
Student Services, Inc., Revenue, 2014, 5%, 7/01/39 ........................ 875,000 878,378
Student Services, Inc., Revenue, 2014, 5%, 7/01/46 ........................ 3,100,000 3,107,936
Student Services, Inc., Revenue, 2015, 5%, 7/01/35 ........................ 1,060,000 1,068,586
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 4,750,000 4,764,488
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,074,720
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,270,488
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,825,492
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,188,927
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,044,880
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,065,680
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,719,590
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,704,422
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,170,490
d
Pennsylvania Economic Development Financing Authority , CarbonLite P LLC ,
Revenue , 144A, 2019 , 5.75% , 6/01/36 .................................. 5,000,000 5,006,650
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,388,850
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 20,703,200
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 25,780,109
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 3,021,600
154,794,602
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013A , Pre-Refunded , 6% , 9/01/33 ......... 7,320,000 8,447,573
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,858,430
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,718,120

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... $ 11,000,000 $ 11,759,880
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 59,093,997
76,430,427
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 11,132,109
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,083,280
14,215,389
Tennessee 1.2%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,628,734
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 17,202,368
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,678,881
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 16,191,770
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,733,000
d
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 959,121
80,393,874
Texas 8.2%
d,f
Cedar Bayou Navigation District , Special Assessment , 144A, 2020 , 6% , 9/15/51 .... 7,500,000 7,568,775
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,123,010
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,657,200
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,541,846
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,579,809
Revenue, Senior Lien, 2011, Pre-Refunded, 5.75%, 1/01/31 .................. 2,500,000 2,511,275
Revenue, Senior Lien, 2011, Pre-Refunded, 6.25%, 1/01/46 .................. 24,340,000 24,459,509
Central Texas Turnpike System , Revenue, First Tier , 2012-A , Pre-Refunded , 5% ,
8/15/41 ......................................................... 5,000,000 5,409,550
d
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,574,218
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,545,000 2,834,138
City of Celina ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 9/01/35 ............. 1,020,000 1,052,660
d
Special Assessment, 144A, 2020, 4.25%, 9/01/40 ......................... 230,000 235,815
d
Special Assessment, 144A, 2020, 4.375%, 9/01/49 ......................... 1,845,000 1,893,708
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,257,543
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,840,554
Wells North Public Improvement District, Special Assessment, 2020, 3.75%, 9/01/40 425,000 434,754
Wells North Public Improvement District, Special Assessment, 2020, 4%, 9/01/50 .. 520,000 531,788

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ $ 350,000 $ 369,068
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 1,001,284
d
City of Fate ,
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 676,165
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,185,586
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,806,076
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 127,551
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 704,820
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 1,013,691
d
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,965,000 2,091,625
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,320,000
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,692,520
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,605,000 1,668,767
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,550,000 1,605,118
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 2,000,000 2,037,220
City of Horseshoe Bay ,
Special Assessment, 2020, Refunding, 3%, 10/01/30 ....................... 500,000 510,240
Special Assessment, 2020, Refunding, 3.25%, 10/01/33 ..................... 435,000 445,679
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 308,154
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,078,597
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,011,800
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 2,059,857
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,719,941
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,576,125
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 560,125
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,316,476
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,516,567

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Liberty Hill ,
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. $ 250,000 $ 255,040
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 891,036
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,950,026
d
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 307,566
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,198,794
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,085,779
d
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 152,000 154,893
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 187,333
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 681,466
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 983,128
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 211,020
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 497,218
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 722,263
d
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 459,027
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 233,492
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 216,132
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,218,227
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 613,187
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 388,609
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,821,705
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 742,899
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 596,108
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,980,692
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 657,958
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,351,111
d
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 413,181

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sachse, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 $ 1,070,000 $ 1,095,530
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 2,079,892
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,520,002
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,283,723
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 270,000 276,831
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 400,000 421,576
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,500,000 1,584,705
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,500,000 1,593,510
d
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 375,000 381,360
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 2,062,070
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,164,749
d
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 102,531
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 819,760
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,229,280
Dallas Fort Worth International Airport , Revenue , 2013B , 5% , 11/01/44 ...........
11,385,000 12,122,976
El Paso Downtown Development Corp. , Revenue , 2013 A , 7.25% , 8/15/38 ........
15,000,000 17,669,100
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,557,400
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,055,627
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 6,000,000 7,084,800
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,401,730
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,953,027
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,261,850
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004A-3 , Refunding ,
NATL Insured , Zero Cpn., 11/15/37 ..................................... 3,700,000 1,520,256
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 879,270
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 3,175,950
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,593,692
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 130,000 120,505
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,103,534
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/29 .... 2,190,000 2,218,645
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/46 .... 1,500,000 1,503,405
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/31 ........ 1,300,000 1,274,247
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/36 ........ 1,000,000 968,200
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ 2,500,000 2,340,875
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 4%, 4/01/21 ..... 335,000 332,735

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 4%, 4/01/22 ..... $ 250,000 $ 247,463
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/24 ..... 965,000 958,631
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/26 ..... 525,000 522,034
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/27 ..... 460,000 457,682
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/28 ..... 420,000 418,135
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/29 ..... 255,000 254,013
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/32 ..... 425,000 422,624
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/42 ..... 4,500,000 4,390,155
CHF-Collegiate Housing Stephenville III LLC, Revenue, A, Pre-Refunded, 5%,
4/01/47 ........................................................ 10,420,000 12,391,672
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,344,640
d
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 547,880
d
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,700,750
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,381,000
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,931,032
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,566,630
Morningside Ministries Obligated Group, Revenue, 2020A, 5%, 1/01/55 ......... 4,100,000 4,223,451
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 1,073,540
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 4,244,894
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 24,900,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,805,165
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 12,809,286
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,526,600
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 13,518,900
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 7,490,000 6,296,993
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,311,936
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,031,220
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,198,762
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,455,264
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 30,026,250
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,218,675
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 13,919,800
Special Projects System, Revenue, 2011 C, Pre-Refunded, 0%, 9/01/45 ......... 25,000,000 37,634,250
d
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,295,000 1,303,236
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,079,405
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,674,830
Red River Health Facilities Development Corp. ,
e
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,287,500
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,524,630
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 2,016,120
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,356,957
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2012, 5%, 12/15/30 ........................................ 25,000,000 26,780,000
Revenue, 2012, 5%, 12/15/31 ........................................ 24,500,000 26,198,830
Revenue, 2012, 5%, 12/15/32 ........................................ 10,000,000 10,671,400

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn., 8/01/46 ........................... $ 3,000,000 $ 980,310
Revenue, First Tier, 2019A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,782,443
Revenue, First Tier, 2019A, Zero Cpn., 8/01/51 ........................... 3,500,000 869,960
Revenue, First Tier, 2019A, Zero Cpn., 8/01/52 ........................... 4,000,000 938,640
Revenue, First Tier, 2019A, Zero Cpn., 8/01/53 ........................... 400,000 88,776
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 552,290
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 954,960
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 261,062
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 420,022
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 491,915
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 844,928
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 9,350,000 9,827,131
536,115,109
Utah 0.1%
Salt Lake City Corp. , Airport , Revenue , 2018A , 5.25% , 7/01/48 .................
5,600,000 6,820,576
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/39 ... 475,000 510,345
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/49 ... 825,000 872,916
8,203,837
Virginia 1.4%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 550,900
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 547,585
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,254,500
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 2,992,383
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,199,600
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/44 ........................................................ 3,550,000 3,639,176
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/49 ........................................................ 4,065,000 4,149,023
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. 17,575,000 18,668,868
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 5% , 7/01/47 ....................................... 1,000,000 1,609,040
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,293,600
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,914,826
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 37,464,614
89,284,115
Washington 1.7%
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 10,234,800
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
3,040,000 3,726,675
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 2,090,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 7,070,250
g
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,750,000 25,760,295

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 $ 15,500,000 $ 18,676,105
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 19,725,000 20,819,541
d
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/49 .............................................. 1,500,000 1,563,690
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/55 .............................................. 1,800,000 1,868,598
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,324,902
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,752,003
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 8,961,190
f
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020A, 5%,
1/01/51 ........................................................ 6,000,000 6,043,380
110,891,429
West Virginia 0.1%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
6.75% , 7/01/45 ................................................... 6,650,000 6,794,172
Wisconsin 1.6%
Public Finance Authority ,
f
2017 IAVF Rubix LLC, Revenue, 2020A, 4%, 12/01/40 ...................... 1,070,000 1,073,199
f
2017 IAVF Rubix LLC, Revenue, 2020A, 4.25%, 12/01/50 ................... 7,225,000 7,249,059
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,699,409
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,003,550
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 3,975,000 4,170,809
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,420,599
Adams-Columbia Electric Cooperative, Revenue, 2010A, 5.5%, 12/01/40 ........ 6,755,000 6,755,000
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 4%, 1/01/45 1,440,000 1,623,816
Celanese US Holdings LLC, Revenue, 2016C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,417,840
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,153,633
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,865,922
d
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 902,930
d
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,502,199
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,379,543
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 8,400,508
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,111,597
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 663,950
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,269,043
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/45 .................................................. 1,665,000 1,789,792
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/55 .................................................. 6,810,000 7,266,747
d
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 9,658,896
d
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 9,029,125
d
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 4,500,000 4,571,730
Wisconsin Health & Educational Facilities Authority ,
Beaver Dam Community Hospitals, Inc., Revenue, 2013 A, Pre-Refunded, 5.25%,
8/15/34 ........................................................ 5,000,000 5,655,550
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 913,600
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,540,807

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
St. John's Communities, Inc. Obligated Group, Revenue, 2015B, Refunding, 5%,
9/15/45 ........................................................ $ 3,500,000 $ 3,564,400
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,598,630
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 512,630
106,764,513
Wyoming 0.1%
West Park Hospital District , Revenue , 2011A , 7% , 6/01/40 .....................
5,500,000 5,638,270
Wyoming Community Development Authority ,
CHF-Wyoming LLC, Revenue, 2011, 6.25%, 7/01/31 ....................... 600,000 608,706
CHF-Wyoming LLC, Revenue, 2011, 6.5%, 7/01/43 ........................ 1,600,000 1,619,552
7,866,528
U.S. Territories 9.0%
District of Columbia 2.6%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/42 ....... 9,515,000 10,114,064
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/36 ....... 1,500,000 1,599,585
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/36 ....................................................... 12,425,000 12,948,590
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.375%, 3/01/31 ................................................. 4,440,000 4,508,287
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.625%, 3/01/41 ................................................. 5,500,000 5,587,285
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.125%, 1/01/35 ........................................ 1,565,000 1,438,767
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.25%, 1/01/39 ......................................... 1,015,000 923,295
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,520,000 11,631,964
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 36,438,500
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue, Second Lien,
2009C, AGMC Insured, 6.5%, 10/01/41 ................................. 60,145,000 75,587,229
Washington Convention & Sports Authority, Tax Allocation, Senior Lien, 2010-A, 5%,
10/01/40 ........................................................ 10,000,000 10,019,100
170,796,666
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013B, AGMC Insured, 5.5%, 10/01/33 .......................... 2,000,000 2,191,860
Revenue, 2013B, AGMC Insured, 5.75%, 10/01/43 ......................... 3,000,000 3,281,190
Territory of Guam, Revenue, 2011A, 6.5%, 11/01/40 ......................... 10,380,000 10,496,671
15,969,721
Pacific Islands 0.2%
Northern Mariana Island Ports Authority, Revenue, 1998A, 6.6%, 3/15/28 ......... 10,025,000 9,724,350
Puerto Rico 6.0%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,748,615
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,513,250
e
Commonwealth of Puerto Rico, GO, 2014A, 8%, 7/01/35 ...................... 25,000,000 16,375,000
GDB Debt Recovery Authority of Puerto Rico, 7.5%, 8/20/40 ................... 24,187,284 17,596,249
e
Puerto Rico Electric Power Authority ,
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 22,758,750
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 3,837,500

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Revenue, 2013A-RSA-1, 7.25%, 7/01/30 ................................ $ 25,000,000 $ 19,250,000
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 4,413,750
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 4,413,750
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 4,725,000
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 4,725,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 1,566,731
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 1,566,730
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 8,198,488
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 17,892,150
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 830,522
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 8,487,585
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, AES Puerto Rico LP, Revenue, 2000A, 6.625%, 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority, Special Tax, 2005C, Refunding, AMBAC
Insured, 5.5%, 7/01/27 .............................................. 27,500,000 30,440,300
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 425,867
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 28,550,000 31,017,577
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 26,030,092
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 42,448,927
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 17,847,735
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 36,243,000 38,742,317
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 37,346,000 40,656,350
393,932,460
Total U.S. Territories .................................................................... 590,423,197
Total Municipal Bonds (Cost $5,753,498,174) ...................................
6,528,309,818
Total Long Term Investments (Cost $5,777,254,787) .............................
6,552,472,709
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Florida 0.0%
†
h
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.14% , 7/15/22 ............................................. 1,500,000 1,500,000
New York 0.0%
†
h
New York City , Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 0.12% , 6/15/50 ........................... 2,100,000 2,100,000
Oregon 0.3%
h
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 8/01/34 ............ 18,500,000 18,500,000
Tennessee 0.1%
h
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.1% , 6/01/42 .................................... 5,700,000 5,700,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.1%
h
Albermarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.09% ,
10/01/48 ........................................................ $ 3,300,000 $ 3,300,000
Total Municipal Bonds (Cost $31,100,000) ......................................
31,100,000
Total Short Term Investments (Cost $31,100,000 ) ................................
31,100,000
a
Total Investments (Cost $5,808,354,787) 100.5% ................................
$6,583,572,709
Other Assets, less Liabilities (0.5)% ...........................................
(29,264,944)
Net Assets 100.0% ...........................................................
$6,554,307,765
†
Rounds to less than 0.1% of net assets.
a
See Note 6 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 5 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $760,933,755, representing 11.6% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security purchased on a when-issued basis.
g
The maturity date shown represents the mandatory put date.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Kentucky Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Kentucky 97.6%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 5,310,000 $ 6,174,468
City of Glasgow , TJ Samson Community Hospital Obligated Group , Revenue , 2011 ,
6.45% , 2/01/41 ................................................... 2,000,000 2,057,380
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,472,725
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,632,550
City of Pikeville , Pikeville Medical Center, Inc. , Revenue , 2011 , Pre-Refunded , 6.5% ,
3/01/41 ......................................................... 2,875,000 2,919,361
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... 4,000,000 4,354,480
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,319,120
a
County of Carroll , Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put ,
1.55% , 9/01/26 ................................................... 2,000,000 2,026,860
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012A , 5% , 10/01/33 ............................................... 1,000,000 1,060,770
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,674,026
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015D, 5%, 8/01/34 ................ 1,985,000 2,332,057
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,126,650
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 120,000 120,463
Jefferson County School District Finance Corp. , Kentucky School Facilities
Construction Commission , Revenue , 2015B , Refunding , 4% , 12/01/26 .......... 3,500,000 4,162,410
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,836,850
Transylvania University, Revenue, 2019B, 4%, 3/01/49 ...................... 2,500,000 2,657,800
Kentucky Economic Development Finance Authority ,
Baptist Healthcare System Obligated Group, Revenue, 2011, Pre-Refunded, 5.25%,
8/15/46 ........................................................ 5,000,000 5,175,400
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,000,000 4,819,640
Kentucky Housing Corp. ,
Revenue, 2010, GNMA Insured, 5%, 4/20/40 ............................. 2,280,000 2,283,260
Revenue, 2010, GNMA Insured, 5.25%, 4/20/45 ........................... 1,850,000 1,852,572
Kentucky Infrastructure Authority ,
Revenue, 2012A, Pre-Refunded, 5%, 2/01/28 ............................. 2,000,000 2,112,020
Revenue, 2012A, Pre-Refunded, 5%, 2/01/31 ............................. 4,190,000 4,424,682
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,527,490
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,216,640
Kentucky Rural Water Finance Corp. ,
Revenue, 2001A, 5%, 2/01/26 ........................................ 485,000 486,892
Revenue, 2004 I, 5%, 2/01/34 ........................................ 1,010,000 1,013,171
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,983,375
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 4,056,640
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2011 A, Refunding, 5%, 7/01/30 ..... 2,500,000 2,552,125
Kentucky Transportation Cabinet, Revenue, 2013A, 5%, 7/01/32 .............. 2,000,000 2,174,120
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,444,030
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 660,616
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 838,817

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Lexington Fayette Urban County Government Public Facilities Corp. , Revenue , 2011A ,
5.25% , 6/01/32 ................................................... $ 3,000,000 $ 3,056,310
Lexington-Fayette Urban County Airport Board , Lexington-Fayette Urban County
Government , Revenue , 2012B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,275,107
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 3,075,270
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,880,900
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,144,940
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,944,988
Norton Healthcare Obligated Group, Revenue, 2020A, 4%, 10/01/39 ........... 2,500,000 2,899,800
Morehead State University , Revenue , 2014A , Refunding , 5% , 10/01/28 ...........
1,910,000 2,134,368
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,794,457
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,809,640
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,893,413
University of Kentucky ,
Revenue, 2014A, 4%, 4/01/44 ........................................ 2,250,000 2,403,518
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,524,200
University of Louisville ,
Revenue, 2011 A, Refunding, 5%, 9/01/28 ............................... 2,220,000 2,291,684
Revenue, 2016 D, 5%, 3/01/30 ........................................ 4,140,000 4,917,864
Western Kentucky University , Revenue , 2012A , Refunding , 5% , 5/01/32 ..........
1,625,000 1,693,055
139,288,974
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority, Revenue, L, Refunding, AGMC
Insured, 5.25%, 7/01/41 ............................................. 200,000 238,248
Total Municipal Bonds (Cost $130,785,427) .....................................
139,527,222
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
Kentucky 1.3%
b
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2011B , LOC PNC Bank NA , Daily VRDN and Put , 0.13% , 10/01/39 1,900,000 1,900,000
Total Municipal Bonds (Cost $1,900,000) .......................................
1,900,000
Total Short Term Investments (Cost $1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $132,685,427) 99.0% ...................................
$141,427,222
Other Assets, less Liabilities 1.0% .............................................
1,328,301
Net Assets 100.0% ...........................................................
$142,755,523
a
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Louisiana Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.6%
Louisiana 100.4%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
$ 1,000,000 $ 1,197,260
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,171,688
Calcasieu Parish School District No. 23 ,
GO, 2012A, Pre-Refunded, 5%, 2/15/29 ................................. 1,380,000 1,459,019
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 809,353
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 719,934
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,441,388
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,274,530
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,268,090
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,213,160
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 905,977
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,354,174
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,429,249
City of Alexandria , Utilities , Revenue , 2013A , Pre-Refunded , 5% , 5/01/38 .........
10,000,000 11,139,800
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,713,032
Utilities, Revenue, 2014, Refunding, 5%, 10/01/37 ......................... 5,280,000 6,041,535
City of Kenner , Revenue , 2013A , Refunding , 5% , 6/01/33 .....................
8,605,000 9,485,894
City of Lafayette ,
Public Improvement 1961 Sales Tax Trust, Revenue, 2011, Pre-Refunded, 5%,
3/01/36 ........................................................ 1,865,000 1,887,585
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,455,509
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,909,600
a
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,152,200
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,503,463
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,292,235
City of Shreveport ,
GO, 2011, Pre-Refunded, 5%, 8/01/29 .................................. 4,790,000 4,942,466
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,853,730
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,754,800
a
Water & Sewer, Revenue, 2020B, Refunding, 3%, 12/01/50 .................. 1,250,000 1,267,962
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 1,000,000 1,352,810
East Baton Rouge Sewerage Commission ,
Revenue, 2014B, Pre-Refunded, 5%, 2/01/33 ............................. 1,000,000 1,195,710
Revenue, 2014B, Pre-Refunded, 5%, 2/01/39 ............................. 5,000,000 5,978,550
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,899,100
Revenue, 2020A, Refunding, 5%, 2/01/31 ............................... 750,000 1,009,912
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,654,400
Jefferson Parish Hospital Service District No. 1 , Revenue , 2011A , Pre-Refunded , 6% ,
1/01/39 ......................................................... 3,105,000 3,119,500
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,720,430
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,862,000
Kenner Consolidated Sewerage District , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 11/01/36 .............................................. 4,000,000 4,172,200
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,602,527
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,831,568

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Lafayette Parish School Board , Revenue , 2018 , Pre-Refunded , 5% , 4/01/48 .......
$ 6,000,000 $ 7,753,980
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,890,486
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,463,551
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2013A, Pre-
Refunded, 5%, 2/01/43 ............................................ 3,000,000 3,310,080
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014A, Pre-
Refunded, 5%, 2/01/34 ............................................ 2,550,000 2,928,854
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 898,576
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 695,404
a,b
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,015,120
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/32 . 3,000,000 3,383,790
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/33 . 5,000,000 5,627,850
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,228,087
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,095,035
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,167,170
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,912,450
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 6,055,100
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Pre-Refunded, 5%, 7/01/35 ................................... 35,000 42,265
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Refunding, 5%, 7/01/35 ...................................... 4,965,000 5,666,604
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A1, 5%,
6/01/45 ........................................................ 10,000,000 12,049,700
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,287,410
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,626,817
Loyola University New Orleans, Revenue, 2011, 5%, 10/01/41 ................ 5,000,000 5,067,150
Ochsner Clinic Foundation Obligated Group, Revenue, 2002B, ETM, 5.75%, 5/15/23 2,500,000 2,828,750
Ochsner Clinic Foundation Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
5/15/41 ........................................................ 5,000,000 5,147,900
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 37,216
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 24,811
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,834,700
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,130,780
c
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 2,962,500
Tulane University, Revenue, 2013B, 5%, 10/01/37 ......................... 5,540,000 5,988,906
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,565,500
Tulane University, Revenue, 2017A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,204,080
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,239,490
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,243,369
Louisiana State Transportation Authority , Revenue , 2013A , Refunding , 5% , 8/15/38 ..
4,500,000 5,002,740
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2013, Pre-Refunded, 5%, 7/01/37 .............................. 4,000,000 4,487,320
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,129,480
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,171,477

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana State University & Agricultural & Mechanical College, (continued)
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. $ 1,000,000 $ 1,117,180
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,225,220
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,814,832
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017A , 5% , 1/01/48 ........................................ 10,000,000 11,726,000
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,467,295
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,175,050
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,285,508
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,400,380
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,905,160
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 966,427
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,000,000 5,956,400
State of Louisiana ,
GO, 2014-C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,374,104
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 6,049,400
GO, 2019-A, 5%, 3/01/37 ............................................ 3,000,000 3,865,530
Revenue, 2013, 5%, 9/01/33 ......................................... 5,860,000 6,419,513
Revenue, 2013A, 5%, 6/15/30 ........................................ 2,860,000 3,180,320
Revenue, 2014A, 5%, 6/15/32 ........................................ 9,850,000 11,311,247
Revenue, 2019A, 5%, 9/01/30 ........................................ 2,000,000 2,603,540
Revenue, 2019A, 5%, 9/01/31 ........................................ 4,750,000 6,159,990
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,513,660
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,078,200
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 11,988,400
Gasoline & Fuels Tax, Revenue, Second Lien, C-1, Pre-Refunded, 5%, 5/01/43 ... 5,000,000 5,576,350
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,152,920
Terrebonne Parish Consolidated Government ,
a
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,130,395
Revenue, ST-2011, Pre-Refunded, AGMC Insured, 5%, 4/01/32 ............... 2,265,000 2,301,285
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,479,340
386,430,484
U.S. Territories 0.2%
Puerto Rico 0.2%
c
Puerto Rico Electric Power Authority, Revenue, WW-RSA-1, 5.25%, 7/01/33 ....... 855,000 643,387
Total Municipal Bonds (Cost $360,382,358) .....................................
387,073,871
a a a a
a
Total Investments (Cost $360,382,358) 100.6% ..................................
$387,073,871
Other Assets, less Liabilities (0.6)% ...........................................
(2,425,896)
Net Assets 100.0% ...........................................................
$384,647,975
a
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $10,145,900, representing 2.6% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Maryland Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.6%
Maryland 96.9%
City of Annapolis , GO , 2011 , Pre-Refunded , 5% , 8/01/31 ......................
$ 1,250,000 $ 1,290,212
City of Baltimore ,
a
Revenue, 2020 A, 4%, 7/01/45 ........................................ 4,500,000 5,424,435
a
Revenue, 2020 A, 5%, 7/01/50 ........................................ 4,690,000 6,088,323
Wastewater Utility Fund, Revenue, 2011A, 5%, 7/01/41 ..................... 14,435,000 14,841,923
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,977,750
Water Utility Fund, Revenue, 2011A, 5%, 7/01/41 .......................... 7,845,000 8,066,151
Water Utility Fund, Revenue, 2013A, 5%, 7/01/38 .......................... 8,930,000 10,236,816
Water Utility Fund, Revenue, 2013B, Refunding, 5%, 7/01/38 ................. 5,000,000 5,731,700
County of Anne Arundel ,
GO, 2011, 5%, 4/01/41 .............................................. 12,620,000 12,792,389
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,452,367
GO, 2019, 5%, 10/01/46 ............................................. 2,140,000 2,770,808
b
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,890,000 1,933,678
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,479,623
GO, 5%, 2/01/41 .................................................. 2,900,000 3,469,241
County of Montgomery ,
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,807,660
Revenue, 2011A, 5%, 4/01/27 ........................................ 1,625,000 1,650,269
Revenue, 2011A, 5%, 4/01/28 ........................................ 2,230,000 2,264,208
Revenue, 2011A, 5%, 4/01/30 ........................................ 1,935,000 1,963,716
Revenue, 2011A, 5%, 4/01/31 ........................................ 2,470,000 2,506,062
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/30 ............... 1,855,000 1,861,715
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/31 ............... 1,240,000 1,244,414
County of Prince George's ,
COP, 2011, 5%, 10/01/30 ............................................ 2,060,000 2,067,457
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,773,477
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,151,307
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 11,045,900
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,168,200
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,844,700
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,611,900
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,082,980
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, 5%, 6/01/34 ...................................... 3,500,000 3,860,710
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,547,940
Revenue, 2018A-1, 5%, 6/01/48 ....................................... 1,310,000 1,614,090
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,482,640
Maryland Economic Development Corp. ,
Revenue, 2012, Refunding, 5%, 7/01/27 ................................. 1,500,000 1,563,690
Revenue, 2012, Refunding, 5%, 7/01/33 ................................. 2,495,000 2,581,277
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/35 .................... 4,225,000 4,900,789
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/43 .................... 3,305,000 3,778,078
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,951,685
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,222,562
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,298,950
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,130,454
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,156,908
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 11,110,222

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ $ 4,170,000 $ 4,656,806
Goucher College, Revenue, 2012A, 5%, 7/01/34 .......................... 1,500,000 1,558,485
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,433,854
Johns Hopkins Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,686,900
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 661,249
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,048,100
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,206,634
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ........ 5,000,000 5,376,050
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/41 ........ 15,000,000 16,128,150
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,468,700
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,613,360
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,367,360
Loyola University Maryland, Inc., Revenue, 2012A, Pre-Refunded, 5%, 10/01/39 .. 5,275,000 5,728,228
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,495,182
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,439,420
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,127,700
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,049,510
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,590,930
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,930,000 10,456,762
MedStar Health Obligated Group, Revenue, 2013A, 5%, 8/15/38 .............. 5,000,000 5,520,300
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,924,850
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,586,427
Peninsula Regional Health System Obligated Group, Revenue, 2015, Refunding, 5%,
7/01/45 ........................................................ 6,330,000 6,962,051
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 2,017,831
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,447,067
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 12,061,800
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,538,000
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,277,683
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 702,586
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 12,646,993
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 4,225,000 6,481,573
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 3,000,000 3,581,130
Revenue, 2020, 4%, 7/01/50 ......................................... 5,000,000 5,922,200
State of Maryland ,
GO, 2020A, 5%, 8/01/35 ............................................ 5,000,000 6,833,550
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 4,122,060
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 6,085,550
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,144,601
412,749,008

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.7%
District of Columbia 2.3%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ $ 5,000,000 $ 6,057,550
Revenue, 2020A, 5%, 7/15/45 ........................................ 3,000,000 3,886,860
9,944,410
Puerto Rico 0.4%
c
Puerto Rico Electric Power Authority, Revenue, WW-RSA-1, 5.5%, 7/01/38 ........ 1,975,000 1,491,125
Total U.S. Territories .................................................................... 11,435,535
Total Municipal Bonds (Cost $397,775,797) .....................................
424,184,543
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
Maryland 1.7%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.13% ,
11/01/37 ........................................................ 2,000,000 2,000,000
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.09% , 7/01/41 ............................................. 5,300,000 5,300,000
7,300,000
Total Municipal Bonds (Cost $7,300,000) .......................................
7,300,000
Total Short Term Investments (Cost $7,300,000 ) .................................
7,300,000
a
Total Investments (Cost $405,075,797) 101.3% ..................................
$431,484,543
Other Assets, less Liabilities (1.3)% ...........................................
(5,613,096)
Net Assets 100.0% ...........................................................
$425,871,447
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Massachusetts Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Massachusetts 97.9%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. $ 2,095,000 $ 2,767,474
GO, 3%, 3/01/34 .................................................. 1,485,000 1,705,507
GO, 3%, 3/01/35 .................................................. 2,130,000 2,432,226
Boston Water & Sewer Commission, Revenue, Senior Lien, 2014A, 4%, 11/01/28 ... 4,400,000 4,987,444
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,498,060
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,492,208
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,128,510
City of Quincy, GO, 2014, 4%, 6/01/32 .................................... 2,565,000 2,829,939
City of Waltham, GO, 3%, 10/15/31 ...................................... 3,500,000 4,087,650
City of Worcester ,
GO, 2013, 3.25%, 11/01/25 .......................................... 3,370,000 3,454,149
GO, 2013, 3.5%, 11/01/26 ........................................... 3,000,000 3,081,510
GO, 2020 A, 3%, 2/01/42 ............................................ 1,685,000 1,823,220
Commonwealth of Massachusetts ,
GO, 2018A, 5%, 1/01/47 ............................................ 5,000,000 6,183,700
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,237,250
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,425,340
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,772,812
Transportation Fund, Revenue, 2012A, Pre-Refunded, 4%, 6/01/31 ............ 3,000,000 3,057,840
Transportation Fund, Revenue, 2016B, 4%, 6/01/45 ........................ 7,175,000 8,002,493
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 5,000,000 6,112,750
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,220,350
Transportation Fund, Revenue, 2019A, 5%, 6/01/49 ........................ 1,925,000 2,450,525
Massachusetts Bay Transportation Authority ,
Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ............................. 5,000,000 6,162,250
Revenue, A, 5%, 7/01/40 ............................................ 5,000,000 5,878,800
Revenue, A-1, Refunding, 5.25%, 7/01/30 ............................... 4,000,000 5,607,320
Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 .......................... 2,500,000 2,970,950
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 250,000 251,083
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 195,000 195,790
Revenue, 2020, Refunding, 3%, 8/01/38 ................................. 1,580,000 1,783,236
Revenue, 2020, Refunding, 3%, 8/01/39 ................................. 1,605,000 1,807,021
Revenue, 2020, Refunding, 3%, 8/01/40 ................................. 1,635,000 1,835,794
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 260,967
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,508,894
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,866,000
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,804,260
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 3,023,851
Broad Institute, Inc. (The), Revenue, 2011A, Pre-Refunded, 5.375%, 4/01/41 ..... 15,000,000 15,261,450
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,725,100
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/46 ... 6,890,000 8,054,341
Northeastern University, Revenue, 2014A, 5%, 3/01/44 ..................... 5,000,000 5,530,150
Partners Healthcare System, Inc., Revenue, 2012L, Pre-Refunded, 5%, 7/01/41 ... 5,000,000 5,140,950
Partners Healthcare System, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/34 ..... 5,000,000 6,011,200
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ... 1,880,000 2,348,646
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ... 7,500,000 8,576,025
Partners Healthcare System, Inc., Revenue, 2020A-2, Refunding, 4%, 7/01/41 .... 1,000,000 1,175,270
President & Trustees of Williams College, Revenue, 2017S, 4%, 7/01/46 ........ 9,550,000 10,892,348
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,212,250
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/40 1,000,000 1,529,060
President and Fellows of Harvard College, Revenue, 2020 A, Refunding, 5%,
10/15/30 ....................................................... 1,250,000 1,759,063

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Sterling and Francine Clark Art Institute, Revenue, 2011, Pre-Refunded, 5%, 7/01/41 $ 12,900,000 $ 13,263,651
Trustees of Boston College, Revenue, 2017T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,545,750
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,506,000
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,170,178
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,515,204
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,258,880
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,966,083
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,297,928
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,514,633
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 1,350,000 1,375,002
Revenue, 2010A, 5.5%, 1/01/22 ....................................... 3,000,000 3,009,660
Massachusetts Health & Educational Facilities Authority ,
Southcoast Hospitals Group, Inc., Revenue, 2009D, 5%, 7/01/39 .............. 5,500,000 5,518,975
Trustees of Boston College, Revenue, M2, 5.5%, 6/01/35 .................... 8,600,000 12,703,920
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 950,000 971,774
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 10,905,000 11,142,402
Revenue, 1979 A, ETM, 7%, 4/01/21 ................................... 215,000 219,659
Revenue, 2009C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,547
Revenue, 2009C, Refunding, 5.35%, 12/01/49 ............................ 2,770,000 2,774,210
Revenue, 2012F, 3.15%, 12/01/32 ..................................... 105,000 105,983
Revenue, 2012F, 3.45%, 12/01/37 ..................................... 45,000 45,493
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,059,090
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,236,680
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,170,160
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 6,019,321
Massachusetts Port Authority ,
Revenue, 2019-B, 5%, 7/01/44 ........................................ 5,000,000 6,332,100
Revenue, 2019-B, 5%, 7/01/49 ........................................ 5,000,000 6,285,400
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,920,766
Revenue, 2019A, 5%, 2/15/44 ........................................ 1,000,000 1,269,900
Revenue, 2020 A, 4%, 8/15/45 ........................................ 8,000,000 9,643,760
Revenue, Senior Lien, 2011B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,419,400
Revenue, Senior Lien, 2016C, Refunding, 5%, 11/15/34 ..................... 5,000,000 6,219,650
Massachusetts State College Building Authority ,
Revenue, 2003 B, Refunding, AGMC Insured, 5.5%, 5/01/39 ................. 5,000,000 7,784,250
Revenue, 2017 D, Refunding, 4%, 5/01/38 ............................... 4,350,000 5,079,843
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,309,979
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,488,650
Massachusetts Water Resources Authority ,
Revenue, 2016C, Refunding, 5%, 8/01/40 ............................... 5,000,000 6,116,550
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 5,068,120
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 2,032,530
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,403,759
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,419,790
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,898,228
Metropolitan Boston Transit Parking Corp. ,
Revenue, 2011, 5.25%, 7/01/36 ....................................... 5,585,000 5,730,266
Revenue, 2011, 5%, 7/01/41 ......................................... 7,500,000 7,676,250
Springfield Water & Sewer Commission, Revenue, 2017C, 5%, 4/15/37 ........... 1,260,000 1,548,061

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Town of Belmont ,
GO, 2019, 4%, 3/15/45 ............................................. $ 3,020,000 $ 3,518,481
GO, 2020, 3%, 6/01/33 ............................................. 2,695,000 3,123,882
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,579,880
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,985,378
Town of Natick, GO, 2018, 4%, 7/15/35 ................................... 4,970,000 5,875,186
Town of Plymouth, GO, 2017, 4%, 5/01/47 ................................. 5,000,000 5,669,050
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,730,960
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,282,000
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,445,400
451,217,678
U.S. Territories 0.0%
†
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority, Revenue, L, Refunding, AGMC
Insured, 5.25%, 7/01/41 ............................................. 250,000 297,810
Total Municipal Bonds (Cost $415,941,744) .....................................
451,515,488
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Massachusetts 0.5%
a
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.06% , 11/01/49 ........... 2,300,000 2,300,000
Total Municipal Bonds (Cost $2,300,000) .......................................
2,300,000
Total Short Term Investments (Cost $2,300,000 ) .................................
2,300,000
a
Total Investments (Cost $418,241,744) 98.4% ...................................
$453,815,488
Other Assets, less Liabilities 1.6% .............................................
7,161,560
Net Assets 100.0% ...........................................................
$460,977,048
†
Rounds to less than 0.1% of net assets.
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Michigan Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Michigan 98.3%
Ann Arbor School District ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... $ 1,000,000 $ 1,192,900
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 1,235,000 1,470,848
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,239,170
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,373,600
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 801,905
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,821,495
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,632,628
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,801,357
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,718,000
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,971,602
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,240,790
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,175,853
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,200,263
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,812,576
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,254,520
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 587,166
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,237,770
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,905,005
Chippewa Valley Schools ,
GO, 2013, Pre-Refunded, 5%, 5/01/28 .................................. 6,075,000 6,775,265
GO, 2013, Pre-Refunded, 5%, 5/01/29 .................................. 6,425,000 7,165,610
GO, 2013, Pre-Refunded, 5%, 5/01/30 .................................. 6,420,000 7,160,034
GO, 2013, Pre-Refunded, 5%, 5/01/31 .................................. 3,000,000 3,345,810
GO, 2013, Pre-Refunded, 5%, 5/01/32 .................................. 6,590,000 7,349,629
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,576,107
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 ....................... 5,000,000 5,380,200
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003-B,
Refunding, NATL Insured, 5%, 7/01/34 ................................ 25,000 25,094
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
Refunding, AGMC Insured, 5%, 7/01/34 ............................... 30,000 30,116
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/28 .............. 1,560,000 1,774,578
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/29 .............. 1,000,000 1,137,550
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/31 .............. 2,095,000 2,379,019
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/32 .............. 1,175,000 1,332,756
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/33 .............. 1,125,000 1,274,929
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/34 .............. 1,000,000 1,132,610
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/35 .............. 1,500,000 1,696,950
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/39 .............. 880,000 994,391
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/44 .............. 2,000,000 2,255,400
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,504,675
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/38 .............. 1,000,000 1,198,240
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,304,014
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,237,440
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 6,139,850
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,933,065
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 4,065,805
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,612,144
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,991,115

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... $ 1,500,000 $ 1,856,160
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,455,940
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,240,000 2,927,344
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 3,125,122
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,839,160
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,620,040
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,577,341
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,639,942
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,086,546
Detroit City School District , GO , 2001A , AGMC Insured , 6% , 5/01/29 .............
10,000,000 12,715,000
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 632,150
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,018,530
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,246,180
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,243,230
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,240,680
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 637,378
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,984,976
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,848,060
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,648,390
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,865,910
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,356,113
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,235,805
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,192,900
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,380,980
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,776,512
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,426,031
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,539,880
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,178,050
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,733,797
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/44 ........... 2,000,000 2,211,680
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/47 ........... 2,500,000 2,758,275
Munson Healthcare Obligated Group, Revenue, 2019A, 5%, 7/01/44 ........... 1,110,000 1,342,589
Munson Healthcare Obligated Group, Revenue, 2019B, 5%, 7/01/39 ........... 1,625,000 1,988,383
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,092,496
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,112,661
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,199,708
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 891,067
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,185,210
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,359,691
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,375,201
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,546,019
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,437,305
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,406,440
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,219,033

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Gull Lake Community School District , GO , 2018 -I , 5% , 5/01/48 .................
$ 5,000,000 $ 6,102,250
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,202,941
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,194,887
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,918,435
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,073,775
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,044,650
Kelloggsville Public Schools ,
GO, 2015, AGMC Insured, 5%, 5/01/33 ................................. 1,045,000 1,235,043
GO, 2015, AGMC Insured, 5%, 5/01/35 ................................. 1,150,000 1,350,399
GO, 2015, AGMC Insured, 5%, 5/01/38 ................................. 3,815,000 4,454,585
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,461,376
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,457,122
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,455,388
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,338,030
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,141,064
L'Anse Creuse Public Schools ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... 5,230,000 6,226,263
GO, 2015, Refunding, 5%, 5/01/30 ..................................... 5,560,000 6,592,436
GO, 2015, Refunding, 5%, 5/01/32 ..................................... 5,890,000 6,969,637
GO, 2015, Refunding, 5%, 5/01/34 ..................................... 6,220,000 7,333,380
GO, 2015, Refunding, 5%, 5/01/35 ..................................... 2,840,000 3,341,629
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/48 .................
10,000,000 12,668,200
Lansing Community College ,
GO, 2012, Pre-Refunded, 5%, 5/01/32 .................................. 2,310,000 2,465,440
GO, 2012, Refunding, 5%, 5/01/32 ..................................... 690,000 734,257
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,554,520
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,807,877
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,567,127
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,651,286
Lenawee County Hospital Finance Authority , Promedica Healthcare Obligated Group ,
Revenue , 2011B , Pre-Refunded , 6% , 11/15/35 ............................ 5,000,000 5,270,950
Livonia Public Schools ,
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/36 ..................... 5,725,000 6,377,536
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/38 ..................... 6,000,000 6,683,880
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/43 ..................... 16,850,000 18,770,563
Macomb Interceptor Drain Drainage District ,
Special Assessment, 2017 A, Refunding, 5%, 5/01/34 ....................... 2,000,000 2,489,560
Special Assessment, 2017 A, Refunding, 5%, 5/01/42 ....................... 7,500,000 9,102,225
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,316,975
Mattawan Consolidated School District ,
GO, 2015 I, 5%, 5/01/30 ............................................. 1,000,000 1,190,490
GO, 2015 I, 5%, 5/01/31 ............................................. 1,915,000 2,277,950
GO, 2015 I, 5%, 5/01/32 ............................................. 1,110,000 1,318,780
GO, 2015 I, 5%, 5/01/34 ............................................. 2,325,000 2,753,381
GO, 2015 I, 5%, 5/01/39 ............................................. 3,375,000 3,985,571
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 885,697
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 930,504
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,352,350

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... $ 10,005,000 $ 10,748,972
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,824,040
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,219,623
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,513,728
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/28 ...... 3,000,000 3,263,550
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/29 ...... 3,000,000 3,263,550
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/32 ...... 2,000,000 2,175,700
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,249,345
Clean Water Revolving Fund, Revenue, 2018B, Refunding, 5%, 10/01/38 ........ 8,055,000 10,401,019
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,668,200
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,295,915
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 5,061,333
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 26,005,659
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,834,538
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 453,076
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 637,631
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 720,058
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 757,303
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 722,058
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,161,515
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,281,310
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,733,400
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,480,400
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 15,600,000 17,599,764
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 362,103
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/45 19,710,000 23,083,563
Michigan State Building Authority ,
Revenue, 2011 I-A, Pre-Refunded, 5.5%, 10/15/45 ......................... 2,000,000 2,092,580
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,614,000
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,619,000
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,766,400
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,919,253
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,198,380
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,881,675
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/32 ............. 5,000,000 5,937,250
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/33 ............. 5,370,000 6,345,192
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,934,700
Ascension Health Credit Group, Revenue, 2010F-8, Refunding, 5%, 11/15/46 ..... 5,000,000 5,972,400
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,198,069
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,428,155
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,774,358
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,370,622
Trinity Health Corp. Obligated Group, Revenue, 2009B, Pre-Refunded, 5%, 12/01/48 20,000,000 21,425,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority ,
Revenue, 2019B, 3.1%, 12/01/44 ...................................... $ 15,000,000 $ 15,903,000
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,481,892
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,301,204
Michigan State University , Revenue , 2015A , 5% , 8/15/40 ......................
8,500,000 9,911,850
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 3,000,000 3,083,070
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 8,291,850
Michigan Technological University , Revenue , 2015A , 5% , 10/01/45 ..............
2,400,000 2,844,552
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,829,760
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,222,371
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/27 ................................. 1,000,000 1,123,920
Revenue, 2014, Refunding, 5%, 3/01/30 ................................. 1,010,000 1,124,393
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,399,948
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,108,620
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,421,184
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,104,440
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,294,510
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,239,308
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,214,700
Rochester Community School District ,
GO, 2016 I, 5%, 5/01/32 ............................................. 5,575,000 6,847,048
GO, 2016 I, 5%, 5/01/35 ............................................. 6,450,000 7,867,968
GO, 2016 I, 5%, 5/01/36 ............................................. 2,800,000 3,405,612
Roseville Community Schools ,
GO, 2014, Refunding, 5%, 5/01/26 ..................................... 1,400,000 1,678,194
GO, 2014, Refunding, 5%, 5/01/27 ..................................... 1,370,000 1,637,575
GO, 2014, Refunding, 5%, 5/01/28 ..................................... 3,040,000 3,626,416
GO, 2014, Refunding, 5%, 5/01/29 ..................................... 3,300,000 3,930,201
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,620,000 1,926,261
GO, 2014, Refunding, 5%, 5/01/31 ..................................... 1,585,000 1,881,601
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/27 .... 3,350,000 3,816,052
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/28 .... 2,500,000 2,841,075
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/39 .... 17,500,000 19,622,225
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,141,020
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,646,944
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,504,269
Saline Area Schools Historic Preservation Foundation ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,362,727
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,588,056
South Haven Public Schools ,
GO, 2015B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 413,151
GO, 2015B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,853,192
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 7,026,500
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
12,000,000 14,478,120
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 6,071,673
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 14,085,501

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. $ 2,000,000 $ 2,386,980
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,347,325
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,693,131
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 6,089,650
Warren Consolidated Schools , GO , 2012 , 5% , 5/01/32 .......................
2,500,000 2,654,475
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2017B, 5%, 12/01/42 ...... 1,045,000 1,226,715
Detroit Metropolitan Wayne County Airport, Revenue, 2018A, 5%, 12/01/43 ...... 7,750,000 9,445,390
Wayne State University ,
Revenue, 2015A, Refunding, 5%, 11/15/31 ............................... 1,860,000 2,125,757
Revenue, 2015A, Refunding, 5%, 11/15/33 ............................... 1,500,000 1,705,500
Revenue, 2018A, 5%, 11/15/43 ....................................... 4,500,000 5,513,085
Revenue, 2018A, 4%, 11/15/48 ....................................... 10,000,000 11,277,000
Western Michigan University ,
Revenue, 2015A, Refunding, 5%, 11/15/26 ............................... 1,500,000 1,788,900
Revenue, 2015A, Refunding, 5%, 11/15/27 ............................... 2,160,000 2,569,709
Revenue, 2015A, Refunding, 5%, 11/15/28 ............................... 1,635,000 1,941,971
Revenue, 2015A, Refunding, 5%, 11/15/29 ............................... 2,000,000 2,373,560
Revenue, 2015A, Refunding, 5%, 11/15/30 ............................... 2,500,000 2,958,500
Revenue, 2015A, Refunding, 5%, 11/15/40 ............................... 1,560,000 1,831,892
Revenue, 2015A, Refunding, 5%, 11/15/45 ............................... 2,000,000 2,339,060
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,205,935
Zeeland Public Schools ,
GO, 2015A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,814,106
GO, 2015A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,359,920
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/34 ..................... 2,000,000 2,405,020
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ..................... 2,000,000 2,405,020
955,017,099
U.S. Territories 0.3%
Guam 0.2%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 1,750,000 2,152,903
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 593,230
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 476,496
1,069,726
Total U.S. Territories .................................................................... 3,222,629
Total Municipal Bonds (Cost $876,814,516) .....................................
958,239,728
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
Short Term Investments 0.6%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 0.6%
Michigan 0.6%
a
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.14% , 12/01/33 .................................. $ 1,350,000 $ 1,350,000
a
University of Michigan , Revenue , 2012D-1 , Daily VRDN and Put , 0.07% , 12/01/24 ...
4,700,000 4,700,000
6,050,000
Total Municipal Bonds (Cost $6,050,000) .......................................
6,050,000
Total Short Term Investments (Cost $6,050,000 ) .................................
6,050,000
a
Total Investments (Cost $882,864,516) 99.2% ...................................
$964,289,728
Other Assets, less Liabilities 0.8% .............................................
7,810,283
Net Assets 100.0% ...........................................................
$972,100,011
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Minnesota Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Minnesota 98.2%
Alexandria Independent School District No. 206 ,
GO, 2011-A, Refunding, 5%, 2/01/37 ................................... $ 11,700,000 $ 11,788,803
GO, 2017 A, Refunding, 3%, 2/01/37 ................................... 29,905,000 32,481,914
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018A, 3.25%, 2/01/37 .......................................... 5,355,000 5,899,282
GO, 2018A, 3.375%, 2/01/43 ......................................... 6,020,000 6,596,415
GO, 2020 A, 3%, 2/01/45 ............................................ 4,000,000 4,321,840
Big Lake Independent School District No. 727 ,
GO, 2012B, Refunding, 5%, 2/01/23 .................................... 2,990,000 3,154,898
GO, 2012B, Refunding, 5%, 2/01/24 .................................... 3,000,000 3,165,090
GO, 2012B, Refunding, 5%, 2/01/25 .................................... 1,225,000 1,292,265
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,587,552
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,190,318
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,171,966
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,546,204
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012A, Refunding, 3%, 2/01/27 .................................... 3,410,000 3,509,027
GO, 2012A, Refunding, 3%, 2/01/30 .................................... 5,585,000 5,702,564
Centennial Independent School District No. 12 ,
GO, 2015A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,047,335
GO, 2015A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,051,824
GO, 2015A, Zero Cpn ., 2/01/35 ....................................... 350,000 219,898
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,206,833
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,690,324
City of Bemidji , GO , 2011 , Pre-Refunded , 5.25% , 2/01/38 .....................
12,055,000 12,155,659
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,108,400
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,775,906 11,126,252
City of Lakeville , GO , 2012B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,802,513
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,719,450
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,964,380
GO, 2019, 3%, 12/01/28 ............................................. 1,400,000 1,590,904
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,362,150
GO, 2020, Refunding, 2%, 12/01/29 .................................... 5,730,000 6,051,167
Revenue, 2018 A, Refunding, AGMC Insured, 5%, 11/15/49 .................. 6,000,000 7,260,780
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,337,600
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,499,000
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,495,220
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,516,340
City of Plymouth ,
GO, 2020A, 2%, 2/01/31 ............................................ 1,790,000 1,895,646
GO, 2020A, 2%, 2/01/32 ............................................ 2,080,000 2,190,968
GO, 2020A, 2%, 2/01/33 ............................................ 2,125,000 2,226,299
City of Ramsey ,
GO, 2012A, 3%, 12/15/28 ........................................... 1,105,000 1,130,603
GO, 2012A, 3.375%, 12/15/31 ........................................ 1,215,000 1,242,277
City of Rochester ,
Electric Utility, Revenue, 2013B, 5%, 12/01/43 ............................ 1,000,000 1,115,160

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... $ 2,000,000 $ 2,409,580
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 11,031,646
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/33 ..................... 4,425,000 6,408,196
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/34 ..................... 10,235,000 15,075,746
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/35 ..................... 5,000,000 7,462,450
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/36 ..................... 4,200,000 6,340,908
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,792,360
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2010A, Refunding, 5.125%,
5/01/30 ........................................................ 750,000 752,370
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,563,527
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,373,029
City of St. Paul ,
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/31 .......................... 1,000,000 1,164,040
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/32 .......................... 1,000,000 1,166,990
Sewer, Revenue, 2020 D, Refunding, 4%, 12/01/23 ........................ 1,020,000 1,135,291
Sewer, Revenue, 2020 D, Refunding, 5%, 12/01/26 ........................ 1,165,000 1,486,610
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,160,270
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,333,814
City of Willmar , GO , 2012A , Refunding , 3% , 2/01/29 .........................
500,000 501,665
Cloquet Independent School District No. 94 , GO , 2015B , 5% , 2/01/32 ............
3,615,000 4,279,003
County of Hennepin ,
GO, 2019 B, 5%, 12/15/33 ........................................... 2,280,000 2,997,721
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,384,930
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,539,539
GO, 2020 C, 5%, 12/15/31 ........................................... 7,220,000 9,867,574
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 590,000 590,507
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,264,791
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,072,900
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,069,270
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,305,825
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 18,989,529
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,493,662
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,190,433
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,319,592
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,324,088
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,721,970
GO, 2015B, Refunding, 4%, 2/01/25 .................................... 3,450,000 3,905,227
GO, 2015B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 3,033,830
Edina Independent School District No. 273 , GO , 2019A , 3% , 2/01/36 .............
1,630,000 1,770,310
Elk River Independent School District No. 728 , GO , 2015A , 4% , 2/01/32 ..........
6,130,000 6,683,478
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,474,474
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,567,230
Hastings Independent School District No. 200 ,
GO, 2018A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,824,915
GO, 2018A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,703,198

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Hastings Independent School District No. 200, (continued)
GO, 2018A, Zero Cpn ., 2/01/40 ....................................... $ 4,685,000 $ 2,585,745
Hennepin County Regional Railroad Authority ,
GO, 2019A, 5%, 12/01/35 ........................................... 4,480,000 5,828,704
GO, 2019A, 5%, 12/01/36 ........................................... 5,220,000 6,769,714
Hermantown Independent School District No. 700 , GO , 2014A , Refunding , 4% , 2/01/29
2,310,000 2,580,478
Hopkins Independent School District No. 270 ,
GO, 2019A, 3%, 2/01/33 ............................................ 5,640,000 6,174,390
GO, 2019A, 3%, 2/01/34 ............................................ 2,450,000 2,674,787
Jordan Independent School District No. 717 ,
GO, 2014A, Refunding, 5%, 2/01/31 .................................... 1,460,000 1,600,890
GO, Refunding, 5%, 2/01/32 ......................................... 2,000,000 2,193,000
GO, 2014A, Refunding, 5%, 2/01/33 .................................... 1,700,000 1,864,050
GO, 2014A, Refunding, 5%, 2/01/34 .................................... 1,805,000 1,979,182
GO, 2014A, Refunding, 5%, 2/01/35 .................................... 1,000,000 1,096,500
Lakeville Independent School District No. 194 , GO , 2012B , 3% , 2/01/25 ..........
3,560,000 3,673,137
Mankato Independent School District No. 77 ,
GO, 2020A, 4%, 2/01/37 ............................................ 935,000 1,116,633
GO, 2020A, 4%, 2/01/41 ............................................ 1,385,000 1,635,962
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,207,080
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,926,100
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,638,838
GO, 2019A, 3%, 3/01/29 ............................................ 6,400,000 7,114,176
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,641,480
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,110,440
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,097,960
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,349,492
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,568,130
Revenue, 2012B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,351,677
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,869,765
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,491,298
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,890,053
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,591,110
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,428,570
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,048,973
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,264,225
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,017,711
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/33 ................ 1,500,000 1,682,175
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/35 ................ 500,000 558,105
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,663,302
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 2,002,097
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/36 ........... 750,000 839,587
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/37 ........... 750,000 837,653
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 3,983,720
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,065,671
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,684,224
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,289,747
Revenue, 2011-E, GNMA Insured, 4.45%, 7/01/31 ......................... 2,040,000 2,074,149
Revenue, 2011G, GNMA Insured, 4%, 7/01/26 ............................ 1,020,000 1,038,697

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
Revenue, 2011G, GNMA Insured, 4.4%, 7/01/32 .......................... $ 1,755,000 $ 1,783,624
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,195,250
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 4,340,000 4,540,248
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,430,000 2,523,652
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 3,410,000 3,535,522
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,500,000 2,563,525
Revenue, 2020B, 4%, 8/01/39 ........................................ 2,055,000 2,499,127
Revenue, 2020B, 4%, 8/01/40 ........................................ 3,405,000 4,126,588
Revenue, 2020B, 4%, 8/01/41 ........................................ 3,100,000 3,747,001
Revenue, 2020D, 4%, 8/01/41 ........................................ 1,000,000 1,208,710
Revenue, 2020D, 4%, 8/01/42 ........................................ 1,000,000 1,204,790
Revenue, 2020D, 4%, 8/01/43 ........................................ 1,000,000 1,201,770
Minnesota Municipal Power Agency ,
Revenue, 2014A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,399,571
Revenue, 2014A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,322,712
Revenue, 2014A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,099,130
Revenue, 2014A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,161,020
Revenue, 2014A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,166,825
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,227,700
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,596,787
Minnesota Public Facilities Authority , Revenue , 2010A , 5% , 3/01/24 ..............
17,010,000 19,629,710
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011A, 5%, 10/01/28 ....................................... 2,135,000 2,215,618
Revenue, 2012A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,527,904
Moorhead Independent School District No. 152 , GO , 2020A , 2.5% , 2/01/37 ........
9,295,000 9,790,424
New Prague Independent School District No. 721 ,
GO, 2012-A, Refunding, 4%, 2/01/22 ................................... 3,090,000 3,109,467
GO, 2012-A, Refunding, 4%, 2/01/23 ................................... 3,045,000 3,064,183
GO, 2012-A, Refunding, 4%, 2/01/24 ................................... 3,245,000 3,265,444
GO, 2012-A, Refunding, 4%, 2/01/25 ................................... 2,000,000 2,012,600
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,511,376
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,897,058
Northern Municipal Power Agency ,
Revenue, 2013A, 5%, 1/01/30 ........................................ 1,190,000 1,291,840
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 951,512
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,986,748
GO, 2018B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 12,112,820
GO, 2018B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,778,423
GO, 2018B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,417,230
Rochester Independent School District No. 535 ,
GO, 2020A, 4%, 2/01/28 ............................................ 4,300,000 5,337,805
GO, 2020A, 4%, 2/01/29 ............................................ 6,565,000 8,094,842
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2012C ,
Refunding , 4% , 2/01/21 ............................................. 1,365,000 1,373,490
Roseville Independent School District No. 623 ,
GO, 2018A, 5%, 2/01/30 ............................................ 3,700,000 4,591,848
GO, 2018A, 4%, 2/01/34 ............................................ 9,535,000 10,939,982
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,957,260
GO, 2016B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,766,025
GO, 2016B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,146,929

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Sartell-St. Stephen Independent School District No. 748, (continued)
GO, 2016B, Zero Cpn ., 2/01/39 ....................................... $ 3,020,000 $ 1,751,902
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,062,571
Southern Minnesota Municipal Power Agency ,
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/23 ........................ 4,000,000 3,952,760
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/26 ........................ 5,395,000 5,180,711
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/27 ........................ 6,600,000 6,224,856
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 11,014,578
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,635,820
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 928,795
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 738,270
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 801,064
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,086,900
GO, 2015A, 4%, 2/01/28 ............................................ 2,080,000 2,355,829
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,668,635
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,829,200
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,540,857
St. Francis Independent School District No. 15 ,
GO, 2018A, 4%, 2/01/37 ............................................ 1,025,000 1,081,898
GO, 2018A, 3.5%, 2/01/41 ........................................... 6,350,000 6,558,661
St. Michael-Albertville Independent School District No. 885 , GO , 2011-A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,691,049
St. Paul Independent School District No. 625 ,
GO, 2012A, Refunding, 3%, 2/01/30 .................................... 1,385,000 1,391,537
GO, 2012A, Refunding, 3%, 2/01/31 .................................... 1,195,000 1,200,640
GO, 2013B, Refunding, 5%, 2/01/24 .................................... 2,925,000 3,222,356
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,115,099
GO, 2013F, Refunding, 4%, 10/01/25 ................................... 15,000,000 16,605,150
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,306,011
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,587,800
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,692,300
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,684,517
GO, 2020 A, 5%, 8/01/38 ............................................ 10,000,000 13,543,500
Revenue, 2012B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,132,720
Revenue, 2012B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,122,450
Revenue, 2014A, 5%, 6/01/38 ........................................ 8,500,000 9,353,740
University of Minnesota ,
Revenue, 2011B, 5%, 8/01/36 ........................................ 5,000,000 5,148,900
Revenue, 2014B, 5%, 1/01/38 ........................................ 4,500,000 5,071,725
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 6,086,750
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,662,414
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,978,650
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 7,158,189
Revenue, 2017A, 5%, 9/01/42 ........................................ 4,410,000 5,439,338
Revenue, 2019A, 5%, 4/01/39 ........................................ 1,805,000 2,328,811
Revenue, 2019A, 5%, 4/01/41 ........................................ 6,045,000 7,762,082
Revenue, 2019A, 5%, 4/01/44 ........................................ 8,505,000 10,845,746
Revenue, 2020A, 5%, 11/01/39 ....................................... 5,880,000 7,887,138
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019A, 5%, 2/01/30 ...... 3,600,000 4,655,664
Rock Ridge Independent School District No. 2909, GO, 2019A, 3%, 2/01/40 ...... 3,295,000 3,600,414

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... $ 2,470,000 $ 1,980,915
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,917,758
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,068,690
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,732,384
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,207,886
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,090,420
Western Minnesota Municipal Power Agency ,
Revenue, 2012A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,484,650
Revenue, 2012A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,694,430
Revenue, 2012A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,310,268
Revenue, 2014A, Pre-Refunded, 5%, 1/01/40 ............................. 8,075,000 9,256,695
Revenue, 2014A, Pre-Refunded, 5%, 1/01/46 ............................. 11,870,000 13,607,056
Revenue, 2015A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,576,660
Revenue, 2015A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,420,612
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,188,800
1,077,146,296
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 830,522
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 800,000 952,992
1,783,514
Total U.S. Territories .................................................................... 1,783,514
Total Municipal Bonds (Cost $1,000,120,526) ...................................
1,078,929,810
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Minnesota 0.6%
a
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , 2009-B-1 , LOC JPMorgan Chase Bank NA , Daily VRDN
and Put , 0.1% , 11/15/35 ............................................. 6,350,000 6,350,000
Total Municipal Bonds (Cost $6,350,000) .......................................
6,350,000
Total Short Term Investments (Cost $6,350,000 ) .................................
6,350,000
a
Total Investments (Cost $1,006,470,526) 98.9% ..................................
$1,085,279,810
Other Assets, less Liabilities 1.1% .............................................
11,888,685
Net Assets 100.0% ...........................................................
$1,097,168,495
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Missouri Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Missouri 95.9%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... $ 1,500,000 $ 1,888,755
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,996,334
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,122,382
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,253,758
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,380,665
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,859,295
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,484,136
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013A, Pre-Refunded, 5%, 10/01/33 ............................ 14,425,000 15,692,236
Revenue, 2013A, Pre-Refunded, 5%, 10/01/44 ............................ 10,000,000 10,878,500
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 1,000,748
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 14,066,013
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,614,900
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,898,719
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/33 ................... 5,000,000 5,250,650
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/37 ................... 11,000,000 11,524,590
St. Francis Medical Center, Revenue, 2016, Refunding, 5%, 6/01/39 ........... 5,110,000 5,954,836
Cape Girardeau County School District No. R-2 ,
COP, 2020 A, BAM Insured, 4%, 4/01/39 ................................ 1,150,000 1,322,052
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,201,000
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,193,400
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,774,743
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 759,824
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 583,390
Center School District No. 58 , GO , 2019A , Refunding , 4% , 3/01/36 ..............
3,910,000 4,552,921
City of Kansas City ,
Sanitary Sewer System, Revenue, 2011A, Refunding, 5%, 1/01/37 ............. 29,210,000 29,316,909
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,789,785
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,905,800
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,738,909
Water, Revenue, 2020 A, 4%, 12/01/37 ................................. 500,000 631,155
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 756,366
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 882,021
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. 500,000 628,120
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 688,253
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 854,537
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. 1,200,000 1,488,540
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,585,405
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,900,970
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,159,230
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,769,863
City of Sikeston ,
Electric System, Revenue, 2012, Refunding, 5%, 6/01/21 .................... 13,130,000 13,417,022
Electric System, Revenue, 2012, Refunding, 5%, 6/01/22 .................... 12,570,000 13,380,513
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,905,374
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 2,000,645

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Charles ,
COP, 2020B, Refunding, 4%, 2/01/36 ................................... $ 1,500,000 $ 1,813,500
COP, 2020B, Refunding, 3%, 2/01/37 ................................... 1,500,000 1,659,495
COP, 2020B, Refunding, 3%, 2/01/38 ................................... 2,200,000 2,418,262
COP, 2020B, Refunding, 3%, 2/01/39 ................................... 1,500,000 1,642,680
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,341,145
Airport, Revenue, 2017A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,984,600
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,680,080
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 12,608,739
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,203,040
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,699,853
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,345,084
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,192,830
Airport, Revenue, 2019 A, 5%, 7/01/44 .................................. 600,000 730,374
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 3,020,950
Airport, Revenue, 2019C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,119,537
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,781,155
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,843,090
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,637,636
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,978,617
County of St. Louis , Revenue , 2020A , Refunding , 2% , 12/01/33 .................
975,000 1,006,746
Curators of the University of Missouri (The) , Revenue , 2011 , Pre-Refunded ,
5% , 11/01/27 ..................................................... 1,065,000 1,111,849
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,162,910
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,746,485
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,923,806
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,188,030
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5%, 10/01/26 3,095,000 3,219,017
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/31 ....................................................... 1,200,000 1,250,568
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 4,500,000 4,689,630
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,418,500
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,729,712
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,356,446
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,951,134
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,056,252
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,389,940
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/38 ................. 11,680,000 12,827,443
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/44 ................. 2,760,000 3,011,105
CoxHealth Obligated Group, Revenue, 2015A, Refunding, 5%, 11/15/39 ......... 17,000,000 19,621,400
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,661,450
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,358,964
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,803,102
Lake Regional Health System, Revenue, 2012, 5%, 2/15/34 .................. 7,000,000 7,232,890
Lutheran Senior Services Obligated Group, Revenue, 2011, 5.75%, 2/01/31 ...... 1,900,000 1,912,768
Lutheran Senior Services Obligated Group, Revenue, 2011, 6%, 2/01/41 ........ 4,250,000 4,275,712
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 12,715,022
Lutheran Senior Services Obligated Group, Revenue, 2016A, 5%, 2/01/46 ....... 4,000,000 4,393,960
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,227,700

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... $ 1,750,000 $ 1,933,802
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,547,650
Maryville University of St. Louis, Revenue, 2019A, 5%, 6/15/45 ............... 4,000,000 4,714,600
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/34 ....... 4,345,000 4,955,429
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/38 ....... 4,885,000 5,500,510
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,420,800
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 27,854,750
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,882,982
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 14,850,000
a
Mercy Health, Revenue, 2020, 4%, 6/01/50 .............................. 5,000,000 5,664,450
Mosaic Health System Obligated Group, Revenue, 2019A, Refunding, 4%, 2/15/54 4,000,000 4,516,440
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 5,000,000 6,004,650
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,687,500
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,909,550
St. Louis University, Revenue, 2019A, 5%, 10/01/46 ........................ 5,775,000 6,973,197
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,695,997
St. Luke's Health System Obligated Group, Revenue, 2018A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,431,680
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,823,150
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,571,100
Washington University (The), Revenue, 2011B, Pre-Refunded, 5%, 11/15/37 ..... 10,000,000 10,458,600
Webster University, Revenue, 2011, Pre-Refunded, 5%, 4/01/36 ............... 7,000,000 7,110,950
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 4,044,960
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,688,340
a
Jasper County Reorganized School District No. R-IX Carthage , GO , 2020 B ,
Refunding , 4% , 3/01/34 ............................................. 1,635,000 1,963,537
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,435,447
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.125%,
2/15/26 ........................................................ 6,000,000 6,059,880
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5%,
2/15/28 ........................................................ 1,150,000 1,161,178
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.5%,
2/15/31 ........................................................ 2,055,000 2,077,071
Freeman Health System Obligated Group, Revenue, 2015, Refunding, 5%, 2/15/35 4,000,000 4,414,040
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,688,920
Kansas City Industrial Development Authority ,
Revenue, 2011-A, Refunding, 5.5%, 9/01/29 ............................. 5,000,000 5,191,600
Revenue, 2011-A, Refunding, 5.5%, 9/01/30 ............................. 12,000,000 12,459,840
Revenue, 2011-A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,103,290
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 26,925,000 32,409,623
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,639,600
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 10,090,000 12,053,312
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 3,500,000 3,932,845
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,048,775
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Refunding, 5%, 5/01/38 ............................... 8,770,000 10,409,639
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,936,041
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,984,403
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,693,599
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,188,850
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 12,281,600
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,493,650

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Metropolitan St. Louis Sewer District, (continued)
Revenue, 2019 B, 5%, 5/01/49 ........................................ $ 6,290,000 $ 8,020,631
Missouri Development Finance Board ,
City of Independence, Revenue, 2012A, 5%, 6/01/37 ....................... 5,000,000 5,286,600
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,939,090
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,295,000 1,451,695
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,955,000 4,175,175
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,300,000 2,343,884
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/30 ............................... 3,000,000 3,379,950
Revenue, 2014A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,249,740
Revenue, Refunding, 5%, 1/01/32 ..................................... 11,500,000 13,218,410
Revenue, 2014A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,626,425
Revenue, 2014A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,238,380
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,536,620
Revenue, 2015A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,708,400
Revenue, 2015A, Refunding, 5%, 12/01/31 .............................. 6,000,000 7,042,980
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 32,845,722
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,378,160
Missouri State Environmental Improvement & Energy Resources Authority ,
State Revolving Fund, Revenue, 2000 B, Refunding, 5.5%, 7/01/21 ............ 15,000 15,027
State Revolving Fund, Revenue, 2008-A, Refunding, 5.75%, 1/01/29 ........... 190,000 190,359
State Revolving Fund, Revenue, 2013A, Refunding, 5%, 1/01/26 .............. 2,315,000 2,596,759
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,895,942
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,399,850
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,286,113
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,193,470
Raytown C-2 School District ,
GO, 2019A, 5%, 3/01/37 ............................................ 1,650,000 2,145,511
GO, 2019A, 5%, 3/01/38 ............................................ 2,500,000 3,237,950
GO, 2019A, 5%, 3/01/39 ............................................ 2,250,000 2,907,360
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,162,310
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,986,890
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,642,436
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,842,618
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,102,560
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 31,710,270
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,721,396
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,268,120
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,428,075
Friendship Village St. Louis Obligated Group, Revenue, 2013A, 5.875%, 9/01/43 .. 7,000,000 7,484,540
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,592,785
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 6,252,400
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,664,832

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
St. Louis Municipal Library District, (continued)
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... $ 4,800,000 $ 5,471,376
Washington School District ,
GO, 2019, 4%, 3/01/38 ............................................. 3,000,000 3,526,650
GO, 2019, 4%, 3/01/39 ............................................. 1,500,000 1,760,040
971,791,800
U.S. Territories 1.8%
Guam 1.3%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 5,790,000 7,123,032
Guam Power Authority, Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/25 .. 5,420,000 5,871,486
12,994,518
Puerto Rico 0.5%
b
Puerto Rico Electric Power Authority, Revenue, WW-RSA-1, 5.5%, 7/01/38 ........ 4,690,000 3,540,950
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 593,230
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 700,000 833,868
4,968,048
Total U.S. Territories .................................................................... 17,962,566
Total Municipal Bonds (Cost $919,752,058) .....................................
989,754,366
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Missouri 1.1%
c
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University, Revenue, 2002, SPA US Bank NA, Daily VRDN and Put, 0.08%,
7/01/32 ........................................................ 1,400,000 1,400,000
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.12%, 3/01/40 ................................. 2,300,000 2,300,000
Washington University (The), Revenue, 2003B, SPA US Bank NA, Daily VRDN and
Put, 0.11%, 2/15/33 ............................................... 7,135,000 7,135,000
10,835,000
Total Municipal Bonds (Cost $10,835,000) ......................................
10,835,000
Total Short Term Investments (Cost $10,835,000 ) ................................
10,835,000
a
Total Investments (Cost $930,587,058) 98.8% ...................................
$1,000,589,366
Other Assets, less Liabilities 1.2% .............................................
12,123,391
Net Assets 100.0% ...........................................................
$1,012,712,757
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Municipal Green Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.1%
Arizona 4.9%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
$ 150,000 $ 179,865
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 131,581
311,446
Arkansas 1.8%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 .............
100,000 117,118
California 22.7%
California Housing Finance , Lakeside Drive Senior Housing LP , Revenue , 2019N ,
FNMA Insured , 2.35% , 12/01/35 ....................................... 98,580 103,399
California Infrastructure & Economic Development Bank , California State Teachers'
Retirement System , Revenue , 2019 , 5% , 8/01/49 .......................... 180,000 224,048
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 120,348
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 121,080
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 189,000
Sacramento Municipal Utility District , Electric System , Revenue , 2020 H , 5% , 8/15/30
100,000 139,388
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 169,587
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 183,381
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 193,988
1,444,219
Colorado 2.9%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 150,000 185,619
Florida 6.2%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 100,000 100,784
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 170,489
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 125,555
396,828
Georgia 2.0%
Private Colleges & Universities Authority , Emory University , Revenue , 2019B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 127,231
Louisiana 1.8%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
100,000 115,576
Maine 1.8%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
100,000 114,733
Maryland 1.8%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 114,151
Massachusetts 1.7%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 106,481
Minnesota 1.7%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 107,243

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 13.5%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 ..........
$ 100,000 $ 128,863
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 50,000 54,617
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 127,827
Dedicated Tax Fund, Revenue, 2017B-2, 4%, 11/15/32 ...................... 160,000 182,005
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 150,622
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 105,705
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 106,136
855,775
Ohio 4.1%
American Municipal Power, Inc. , Revenue , 2020A , Refunding , 5% , 2/15/29 ........
100,000 131,992
State of Ohio , GO , 2019A , 4% , 3/01/30 ...................................
100,000 127,771
259,763
Oregon 3.0%
Port of Portland , Airport , Revenue , TWENTY SEVEN A , 5% , 7/01/36 .............
150,000 189,194
Pennsylvania 2.1%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 .................
100,000 130,732
Rhode Island 3.5%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 161,056
Rhode Island Infrastructure Bank , Revenue , 2020 A , 4% , 10/01/27 ..............
50,000 61,018
222,074
Utah 3.0%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
150,000 188,714
Vermont 3.6%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 227,159
Virginia 3.0%
a
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ 50,000 64,671
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 127,825
192,496
Washington 4.2%
Central Puget Sound Regional Transit Authority , Revenue , 2015S-1 , Refunding , 5% ,
11/01/32 ........................................................ 100,000 120,638
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/21 ........................................ 140,000 143,266
263,904
Wisconsin 1.7%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 111,089

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.1%
District of Columbia 3.1%
District of Columbia, Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%,
10/01/44 ........................................................ $ 150,000 $ 195,196
Total Municipal Bonds (Cost $5,745,902) .......................................
5,976,741
a a a a
a
Total Investments (Cost $5,745,902) 94.1% .....................................
$5,976,741
Other Assets, less Liabilities 5.9% .............................................
375,806
Net Assets 100.0% ...........................................................
$6,352,547
a
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin New Jersey Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Delaware 2.5%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,405,300
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,422,130
21,827,430
New Jersey 81.3%
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,308,876
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,350,708
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,513,512
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,608,250
Cape May County Industrial Pollution Control Financing Authority , Atlantic City Electric
Co. , Revenue , 1991 A , Refunding , NATL Insured , 6.8% , 3/01/21 ............... 5,400,000 5,483,214
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,119,600
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 974,640
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,354,920
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,190,914
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,243,520
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,265,545
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,324,756
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 7,013,239
Gloucester County Improvement Authority (The) ,
Rowan University Foundation, Inc., Revenue, 2015C, AGMC Insured, 4%, 7/01/42 . 2,500,000 2,718,850
Rowan University Foundation, Inc., Revenue, 2015C, 5%, 7/01/44 ............. 3,500,000 3,959,585
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/37 .............. 750,000 886,417
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/38 .............. 700,000 825,111
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/39 .............. 600,000 705,684
Rowan University Foundation, Inc., Revenue, 2019, 5%, 7/01/44 .............. 4,925,000 6,169,991
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/48 .............. 5,250,000 6,068,738
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,181,150
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,950,250
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,911,700
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,916,124
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,837,410
Monmouth County Improvement Authority (The) ,
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 923,063
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 915,000
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 608,275
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 909,885
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 726,474
Revenue, 2019A, 4%, 8/01/32 ........................................ 300,000 369,966
Revenue, 2019A, 4%, 8/01/33 ........................................ 350,000 429,201
Revenue, 2019A, 4%, 8/01/34 ........................................ 525,000 642,243
Revenue, 2019A, 4%, 8/01/35 ........................................ 525,000 639,928
Revenue, 2019A, 4%, 8/01/36 ........................................ 500,000 606,865
Revenue, 2019A, 4%, 8/01/37 ........................................ 275,000 332,777
Revenue, 2019A, 4%, 8/01/38 ........................................ 225,000 271,537
Revenue, 2019A, 4%, 8/01/39 ........................................ 400,000 481,692

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Brunswick Parking Authority , Revenue , 2016A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... $ 5,000,000 $ 5,841,100
New Jersey Economic Development Authority ,
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,651,815
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,361,800
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,227,790
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,954,230
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,595,963
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 634,982
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 591,270
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,397,790
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 7,028,760
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,575,240
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,598,700
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,398,050
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,379,700
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,067,230
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,020,070
State of New Jersey Department of the Treasury, Revenue, 2005 N1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 10,834,526
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,299,641
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,543,467
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,758,900
Kean University, Revenue, 2017D, Refunding, BAM Insured, 4%, 9/01/38 ........ 1,150,000 1,284,182
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,550,950
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,077,787
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,567,562
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,381,179
Montclair State University, Inc., Revenue, 2016B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,551,602
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,052,980
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,050,100
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,804,336
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/34 ............... 400,000 441,960
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/37 ............... 1,300,000 1,429,077
Seton Hall University, Revenue, 2017D, Refunding, 5%, 7/01/42 ............... 3,945,000 4,447,909
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,203,176
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,100,878
Stevens Institute of Technology, Revenue, 1998 1, Pre-Refunded, ETM, 5%, 7/01/28 600,000 708,720
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,875,104
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,774,835
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,670,299
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,813,000
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 12,697,610
Trustees of Princeton University (The), Revenue, 2011B, 5%, 7/01/39 ........... 15,000,000 15,381,000
Trustees of Princeton University (The), Revenue, 2011B, 4.375%, 7/01/41 ....... 10,000,000 10,181,300
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 17,073,000
Trustees of Princeton University (The), Revenue, 2017 I, Refunding, 5%, 7/01/35 .. 5,800,000 7,361,070

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008A, Refunding, 5%, 7/01/27 ................ $ 220,000 $ 220,717
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,224,700
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,671,850
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,632,250
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,624,720
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 6,030,900
Hunterdon Medical Center, Revenue, 2014A, Refunding, 5%, 7/01/45 ........... 2,650,000 2,938,797
Inspira Health Obligated Group, Revenue, 2016A, Refunding, 5%, 7/01/46 ....... 18,500,000 21,671,640
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/42 ................ 8,000,000 9,614,560
Inspira Health Obligated Group, Revenue, 2017A, 4%, 7/01/47 ................ 8,700,000 9,724,860
RWJ Barnabas Health Obligated Group, Revenue, 2013A, 5.5%, 7/01/43 ........ 4,000,000 4,395,760
RWJ Barnabas Health Obligated Group, Revenue, 2014A, 5%, 7/01/43 ......... 3,650,000 4,070,443
RWJ Barnabas Health Obligated Group, Revenue, 2014A, Refunding, 5%, 7/01/44 15,530,000 17,299,178
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 15,000,000 17,605,500
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,208,953
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,632,645
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,023,380
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,480,648
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,172,100
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,041,095
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,319,440
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,545,796
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,562,330
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2010-2, 5%, 12/01/30 ....................................... 1,500,000 1,501,425
Revenue, 2010-2, 5%, 12/01/36 ....................................... 1,000,000 1,000,910
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,237,006
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,158,900
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,802,185
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,207,060
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,220,505
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 538,744
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 5,000,000 5,063,050
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 10,000,000 10,123,500
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 4,000,000 4,039,760
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 3,000,000 3,022,320
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage,
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 .......................... 4,300,000 4,740,578
New Jersey Institute of Technology ,
Revenue, Pre-Refunded, 5%, 7/01/42 .................................. 7,000,000 7,524,694
Revenue, 2015A, 5%, 7/01/45 ........................................ 6,000,000 6,857,340
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AGMC Insured, Zero Cpn ., 12/15/33 ...................... 10,000,000 7,454,600
Revenue, 2009A, Zero Cpn ., 12/15/32 .................................. 10,000,000 7,118,800
Revenue, 2010A, Zero Cpn ., 12/15/29 .................................. 5,000,000 3,968,050
Revenue, 2013AA, 5.25%, 6/15/31 ..................................... 10,000,000 10,828,400
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,421,260

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ $ 6,505,000 $ 7,921,659
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,250,724
Revenue, 2017B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,654,696
Revenue, 2017G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,643,700
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 19,104,835
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,097,068
North Hudson Sewerage Authority ,
COP, Senior Lien, Pre-Refunded, 5%, 6/01/42 ............................ 17,800,000 19,069,044
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 13,383,240
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 12,096,630
South Jersey Transportation Authority , Revenue , 2020A , 5% , 11/01/45 ...........
3,500,000 4,308,710
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,806,552
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,698,630
698,557,087
New York 6.9%
Port Authority of New York & New Jersey ,
Revenue, 166, 5.25%, 7/15/36 ........................................ 5,000,000 5,027,150
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,638,150
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,428,370
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,395,630
Revenue, TWO HUNDRED SIXTEENTH, 4%, 9/01/45 ...................... 5,000,000 5,791,900
Revenue, First Series, 171ST, 5%, 7/15/30 ............................... 12,200,000 12,749,976
JFK International Air Terminal LLC, Revenue, NATL Insured, 5.75%, 12/01/22 .... 5,065,000 5,097,872
59,129,048
Pennsylvania 7.5%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,869,950
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 131,248
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 196,371
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 195,858
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 195,196
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 194,619
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 194,250
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 193,832
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 968,757
Revenue, 2019B, Refunding, 5%, 7/01/31 ............................... 850,000 1,127,593
Revenue, 2019B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,318,960
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,163,500
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,104,903
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,294,674
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,860,004
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,872,556
64,882,271
U.S. Territories 0.4%
Puerto Rico 0.4%
a
Puerto Rico Electric Power Authority, Revenue, WW-RSA-1, 5.5%, 7/01/38 ........ 3,950,000 2,982,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ $ 300,000 $ 355,938
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 200,000 238,248
3,576,436
Total U.S. Territories .................................................................... 3,576,436
Total Municipal Bonds (Cost $791,596,471) .....................................
847,972,272
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
New Jersey 0.1%
b
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.12% ,
7/01/43 ......................................................... 700,000 700,000
Total Municipal Bonds (Cost $700,000) .........................................
700,000
Total Short Term Investments (Cost $700,000 ) ..................................
700,000
a
Total Investments (Cost $792,296,471) 98.7% ...................................
$848,672,272
Other Assets, less Liabilities 1.3% .............................................
11,125,657
Net Assets 100.0% ...........................................................
$859,797,929
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin North Carolina Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.3%
North Carolina 95.9%
Cape Fear Public Utility Authority ,
Revenue, 2011, Pre-Refunded, 5%, 8/01/36 .............................. $ 8,000,000 $ 8,251,920
Revenue, 2014A, Pre-Refunded, 5%, 6/01/40 ............................. 2,250,000 2,623,612
Revenue, 2019A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,441,360
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2011A, 5.125%, 1/15/37 ............. 4,000,000 4,017,600
Atrium Health Obligated Group, Revenue, 2011A, 5.25%, 1/15/42 ............. 10,000,000 10,042,500
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,607,200
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,333,400
City of Charlotte ,
COP, 2008A, Refunding, 5%, 6/01/33 ................................... 2,500,000 2,508,725
COP, 2019A, Refunding, 5%, 6/01/44 ................................... 8,250,000 10,475,520
Airport Special Facilities, Revenue, 2010-A, 5.5%, 7/01/34 ................... 3,765,000 3,778,667
Airport Special Facilities, Revenue, 2010-A, 5%, 7/01/39 .................... 3,000,000 3,009,060
Airport Special Facilities, Revenue, 2011A, 5%, 7/01/41 ..................... 10,000,000 10,203,200
Airport Special Facilities, Revenue, 2019A, 4%, 7/01/44 ..................... 3,550,000 4,099,256
Airport Special Facilities, Revenue, 2019A, 5%, 7/01/49 ..................... 4,460,000 5,546,322
Airport Special Facilities, Revenue, 2019B, 4%, 7/01/44 ..................... 5,515,000 6,252,080
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,246,635
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,777,200
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 6,067,350
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 508,115
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/42 .............. 1,000,000 1,013,360
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 7,303,560
Water & Sewer System, Revenue, 2020, Refunding, 2.25%, 7/01/50 ............ 3,350,000 3,409,462
City of Durham , Water & Sewer Utility System , Revenue , 2011 , Pre-Refunded , 5% ,
6/01/41 ......................................................... 4,000,000 4,097,000
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,646,519
City of Greensboro ,
GO, 2018 B, 5%, 10/01/29 ........................................... 5,000,000 6,664,850
Combined Water & Sewer System, Revenue, 2020A, Refunding, 4%, 6/01/45 .... 5,000,000 6,059,300
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,339,200
Combined Enterprise System, Revenue, 2011, Pre-Refunded, 5%, 3/01/40 ....... 11,915,000 12,059,291
Combined Enterprise System, Revenue, 2013 A, Pre-Refunded, 5%, 3/01/43 ..... 10,000,000 11,073,300
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,711,750
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,179,190
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,286,970
City of Wilmington , Storm Water Fee , Revenue , 2007 , Refunding , AMBAC Insured , 5% ,
6/01/33 ......................................................... 225,000 225,781
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,740,218
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/34 ............. 1,350,000 1,563,273
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/37 ............. 5,000,000 5,740,200
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,472,700
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,556,050
County of Dare , Utilities System , Revenue , 2011 , Pre-Refunded , 5% , 2/01/41 ......
5,000,000 5,039,300
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 614,280
GO, 2019, 4%, 6/01/37 ............................................. 450,000 551,151
GO, 2019, 4%, 6/01/39 ............................................. 700,000 849,989

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
$ 5,000,000 $ 5,948,800
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 447,264
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 531,595
County of Mecklenburg ,
GO, 2015A, 5%, 4/01/28 ............................................ 5,000,000 6,011,100
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 6,011,900
County of New Hanover ,
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/42 . 5,000,000 5,970,800
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/47 . 13,565,000 16,075,203
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,205,550
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,797,728
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,737,781
County of Wake ,
GO, 2018A, 5%, 3/01/30 ............................................ 8,000,000 10,447,680
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,498,423
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,387,517
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 6,065,085
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,257,380
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,170,000
North Carolina Capital Facilities Finance Agency ,
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,209,440
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,677,870
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,630,078
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 12,281,600
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,778,086
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,474,780
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,680,800
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,208,290
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,915,647
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,736,600
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,526,970
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 6,435,000 7,012,026
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,905,000 10,770,796
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 1,000,000 1,057,660
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 4,000,000 4,221,920
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,500,000 3,673,495
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 6,000,000 6,383,640
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,750,000 2,897,318
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,172,050
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 2,000,000 2,036,600
North Carolina Medical Care Commission ,
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.5%, 7/01/31 .......................................... 5,000,000 5,179,950
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.625%, 7/01/34 ......................................... 6,000,000 6,220,320
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,720,400
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,776,440
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,116,760
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 21,192,600
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/49 .............. 5,115,000 5,881,227
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/52 .............. 7,640,000 8,738,785

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ $ 5,000,000 $ 5,375,300
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,648,950
Presbyterian Homes Obligated Group, Revenue, 2020A, 4%, 10/01/45 .......... 1,000,000 1,089,000
Presbyterian Homes Obligated Group, Revenue, 2020A, 5%, 10/01/45 .......... 1,800,000 2,107,746
Presbyterian Homes Obligated Group, Revenue, 2020A, 4%, 10/01/50 .......... 1,350,000 1,458,175
Presbyterian Homes Obligated Group, Revenue, 2020A, 5%, 10/01/50 .......... 1,400,000 1,629,740
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,519,760
Scotland Memorial Hospital, Inc., Revenue, 1999, AGMC Insured, 5.5%, 10/01/29 . 1,125,000 1,128,814
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/37 ........................................... 200,000 213,728
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,392,425
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,692,984
Vidant Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 6/01/36 .... 5,000,000 5,356,250
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,780,550
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/32 .......... 1,000,000 1,252,450
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/33 .......... 1,000,000 1,247,870
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,288,900
North Carolina Municipal Power Agency No. 1 , Revenue , 2015A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,940,880
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 141,570
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 346,506
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 527,292
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 588,960
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 419,006
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 1,060,000 1,065,226
North Carolina State University at Raleigh ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/33 ........................... 5,595,000 6,340,702
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ........................... 8,980,000 10,176,854
Revenue, 2020 A, Refunding, 2.375%, 10/01/44 ........................... 5,000,000 5,117,600
North Carolina Turnpike Authority ,
Revenue, 2011, 5%, 7/01/41 ......................................... 5,000,000 5,139,450
Revenue, 2016A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,825,650
Revenue, 2018A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,638,379
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,425,347
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,213,550
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,425,936
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 9,480,000 11,803,832
Raleigh Durham Airport Authority ,
Revenue, 2015A, Refunding, 5%, 5/01/27 ............................... 350,000 412,317
Revenue, 2015A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,172,360
Revenue, 2015A, Refunding, 5%, 5/01/30 ............................... 550,000 642,725
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,905,515
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,859,160
Revenue, 2011C, Pre-Refunded, 5%, 5/01/29 ............................. 10,000,000 10,202,300
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,431,725
Town of Cary ,
Combined Utility Systems, Revenue, 2013, Pre-Refunded, 5%, 12/01/42 ........ 10,000,000 10,956,300
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 2,188,509
Combined Utility Systems, Revenue, 2017B, Refunding, 4%, 12/01/42 .......... 8,000,000 9,332,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... $ 1,000,000 $ 1,229,920
University of North Carolina , System , Revenue , 2008A , Refunding , AGMC Insured , 5% ,
10/01/33 ........................................................ 160,000 160,544
University of North Carolina at Chapel Hill , Hospitals at Chapel Hill , Revenue , 2016 ,
5% , 2/01/46 ...................................................... 4,265,000 4,950,428
University of North Carolina at Charlotte (The) ,
Revenue, 2012A, Pre-Refunded, 5%, 4/01/37 ............................. 12,995,000 13,817,973
Revenue, 2012A, Pre-Refunded, 5%, 4/01/41 ............................. 18,000,000 19,139,940
Revenue, 2014, 5%, 4/01/43 ......................................... 5,000,000 5,551,700
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,783,489
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 12,112,600
Revenue, 2017A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,587,433
Revenue, 2020A, Refunding, 4%, 10/01/40 .............................. 290,000 343,491
Revenue, 2020A, Refunding, 4%, 10/01/49 .............................. 2,800,000 3,255,336
University of North Carolina at Greensboro ,
Revenue, 2014, 5%, 4/01/39 ......................................... 3,500,000 3,908,415
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,404,958
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,162,440
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 3,057,600
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,410,370
Western Carolina University ,
Revenue, 2020, 4%, 10/01/45 ........................................ 5,980,000 7,027,636
Revenue, 2020, 4%, 10/01/49 ........................................ 4,255,000 4,974,733
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,883,150
Revenue, 2020 B, 4%, 4/01/50 ........................................ 10,000,000 11,683,300
838,590,119
U.S. Territories 0.4%
Puerto Rico 0.4%
a
Puerto Rico Electric Power Authority, Revenue, XX-RSA-1, 5.25%, 7/01/40 ........ 4,120,000 3,100,300
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 355,938
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 350,000 416,934
3,873,172
Total U.S. Territories .................................................................... 3,873,172
Total Municipal Bonds (Cost $787,917,298) .....................................
842,463,291
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
North Carolina 2.6%
b
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.12%, 1/15/38 .......................... 2,600,000 2,600,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.13%, 1/15/48 ................................. 1,830,000 1,830,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 160 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
b
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001B , SPA Bank of Montreal , Daily VRDN and Put , 0.1% ,
10/01/35 ........................................................ $ 17,900,000 $ 17,900,000
22,330,000
Total Municipal Bonds (Cost $22,330,000) ......................................
22,330,000
Total Short Term Investments (Cost $22,330,000 ) ................................
22,330,000
a
Total Investments (Cost $810,247,298) 98.9% ...................................
$864,793,291
Other Assets, less Liabilities 1.1% .............................................
9,679,264
Net Assets 100.0% ...........................................................
$874,472,555
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Ohio Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Ohio 97.5%
a
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... $ 3,100,000 $ 3,158,373
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,670,200
Revenue, 2015A, Pre-Refunded, BAM Insured, 5.25%, 2/15/31 ............... 10,000,000 10,608,800
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,121,830
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,817,000
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,676,900
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,567,280
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,310,635
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,160,210
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,431,080
Revenue, 2020A, 4%, 2/15/44 ........................................ 1,215,000 1,410,761
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,338,670
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,569,119
Ashland City School District , GO , 2013-2 , 4% , 11/01/49 .......................
6,685,000 6,700,710
Bath Local School District ,
GO, 2012, Refunding, AGMC Insured, 4%, 12/01/44 ........................ 1,295,000 1,295,000
GO, 2012, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 5,380,000 5,380,000
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,111,840
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 3,095,000 3,231,830
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 4,063,600
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,263,122
Bloom-Carroll Local School District , GO , 2018A , 5% , 11/01/55 ..................
7,025,000 8,610,472
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,854,890
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,497,465
Brooklyn City School District ,
GO, 2013, Pre-Refunded, AGMC Insured, 5.25%, 12/01/43 .................. 3,000,000 3,000,000
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,321,223
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,779,210
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 12,875,000 13,142,414
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,159,175
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,551,100
Central Ohio Solid Waste Authority ,
GO, 2012, Pre-Refunded, 4%, 12/01/32 ................................. 16,945,000 17,908,898
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,882,349
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,864,138
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,846,612
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,651,610
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 11,065,250
City of Akron ,
Community Learning Center, Revenue, 2014, Pre-Refunded, 5%, 12/01/33 ...... 4,250,000 4,556,170
Waterworks System, Revenue, 2009, Refunding, AGMC Insured, 5%, 3/01/34 .... 1,000,000 1,003,670

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... $ 5,000,000 $ 6,001,350
City of Cincinnati , GO , 2015A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,945,990
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,248,543
GO, 2012, Refunding, 5%, 12/01/30 .................................... 35,000 38,097
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,242,480
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,234,877
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/30 .... 3,000,000 3,154,350
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/31 .... 1,500,000 1,577,175
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,374,020
City of Columbus ,
GO, 2014A, 5%, 2/15/25 ............................................ 5,000,000 5,759,600
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,421,950
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 9,096,080
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,852,950
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,219,300
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,279,024
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,837,176
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,272,893
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 5,045,916
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,181,195
City of Toledo ,
GO, 2010, Refunding, AGMC Insured, 5%, 12/01/28 ........................ 3,000,000 3,008,100
Water System, Revenue, 2012A, 4%, 11/15/36 ............................ 9,125,000 9,371,740
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 21,314,135
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,192,967
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 710,808
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... 10,000,000 6,520,700
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,350,360
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,344,750
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,932,136
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,091,000
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,908,450
Columbus Metropolitan Library ,
Revenue, 2012-1, Refunding, 4%, 12/01/28 .............................. 2,970,000 2,970,000
Revenue, 2012-1, Refunding, 4%, 12/01/29 .............................. 4,125,000 4,125,000
Revenue, 2019, 3%, 12/01/43 ........................................ 1,550,000 1,662,049
Revenue, 2020, Refunding, 2%, 12/01/35 ................................ 4,525,000 4,499,841
Revenue, 2020, Refunding, 2%, 12/01/36 ................................ 4,620,000 4,582,255
Revenue, 2020, Refunding, 2%, 12/01/37 ................................ 4,705,000 4,640,165
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,866,395
Kettering Health Network Obligated Group, Revenue, 2011, 6.375%, 4/01/36 ..... 5,000,000 5,078,600
Kettering Health Network Obligated Group, Revenue, 2011, 5.625%, 4/01/41 ..... 5,000,000 5,066,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Butler, (continued)
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... $ 20,270,000 $ 23,503,673
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,248,560
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,399,047
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,677,765
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 921,570
GO, 2020 A, Refunding, 3%, 12/01/35 .................................. 1,040,000 1,162,637
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,225,928
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,787,357
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 570,390
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,167,736
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,679,500
Nationwide Children's Hospital, Inc., Revenue, 2017A, Refunding, 4%, 11/01/44 ... 7,050,000 7,956,489
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,324,453
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,546,980
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 8,947,125
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,878,677
County of Hamilton ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2019 CC,
5%, 11/15/49 ................................................... 15,000,000 23,718,450
Sewer System, Revenue, 2019A, Refunding, 5%, 12/01/33 .................. 6,965,000 9,303,220
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,377,200
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 2,051,490
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 3,003,440
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,359,990
TriHealth Obligated Group, Revenue, 2017A, 5%, 8/15/42 ................... 5,000,000 6,025,150
University of Cincinnati, Revenue, 2010, Refunding, AGMC Insured, 5%, 6/01/30 .. 7,000,000 7,025,620
University of Cincinnati, Revenue, 2010, Refunding, AGMC Insured, 4.75%, 6/01/39 7,000,000 7,021,420
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,690,000 3,051,590
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,460,480
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 5,481,700
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 6,030,200
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 6,068,400
Coventry Local School District , GO , 2013 , 5.25% , 11/01/47 ....................
5,000,000 5,207,800
Cuyahoga Community College District , Revenue , 2012D , Refunding , 5% , 8/01/32 ...
2,310,000 2,481,748
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,848,700
a
Dayton Metro Library , GO , 2013A , Pre-Refunded , 4.75% , 12/01/38 .............. 20,000,000 20,889,600
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,524,640
Defiance City School District , GO , 2014 , Pre-Refunded , 5% , 12/01/46 ............
6,635,000 7,269,505
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,827,460
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,900,200
Elyria City School District , GO , 2017A , 5% , 12/01/43 .........................
5,500,000 6,636,850
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 23,732,200
Fremont City School District , GO , 2017A , 5% , 1/15/49 ........................
13,970,000 16,465,601
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,289,058
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,696,810

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Greenville City School District , GO , 2013 , Pre-Refunded , 5.25% , 1/01/41 .........
$ 2,000,000 $ 2,108,280
Groveport-Madison Local School District , GO , 2014 , Pre-Refunded , 5% , 10/01/44 ...
6,205,000 6,744,152
Highland Local School District , GO , 2018A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,505,520
Hilliard School District ,
GO, 2005, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 4,525,000 4,525,000
GO, 2017, 4%, 12/01/46 ............................................. 10,000,000 11,265,900
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,924,032
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,692,525
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 21,030,049
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,657,360
GO, 2018B, BAM Insured, 5%, 11/01/55 ................................. 3,910,000 4,754,013
JobsOhio Beverage System , Revenue, Senior Lien , 2013A , Pre-Refunded ,
5% , 1/01/38 ...................................................... 26,010,000 28,595,134
Lakewood City School District , GO , 2014A , Pre-Refunded , 5% , 11/01/43 ..........
10,895,000 11,893,418
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,568,060
GO, 2014 C, Refunding, 5%, 12/01/30 .................................. 4,035,000 4,763,196
Lancaster City School District ,
GO, 2012, Pre-Refunded, 5%, 10/01/49 ................................. 10,000,000 10,877,612
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,186,680
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,903,735
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 13,341,057
Marysville Exempted Village School District ,
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 1,000,000 1,000,000
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/21 ................... 1,000,000 996,120
Miami University ,
Revenue, 2011, Refunding, 5%, 9/01/31 ................................. 4,000,000 4,137,720
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,698,717
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 4,055,800
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,985,100
Revenue, 2020A, Refunding, 4%, 9/01/45 ............................... 6,025,000 7,107,271
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,670,800
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,886,319
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 16,493,250
Napoleon Area City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/49 .......
11,460,000 12,285,578
New Albany Community Authority ,
Revenue, 2012C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,192,444
Revenue, 2012C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,353,362
New Albany Plain Local School District , GO , 2013 , Refunding , 4% , 12/01/49 .......
10,000,000 10,446,600
North Canton City School District , GO , 2020 , 3% , 11/01/45 ....................
2,730,000 2,951,239
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,526,905
Revenue, 2014, Refunding, 4%, 11/15/49 ................................ 6,000,000 6,594,120
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,655,100
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,148,090
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,874,674
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,663,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northmont City School District , GO , 2012A , Pre-Refunded , 5% , 11/01/49 ..........
$ 5,130,000 $ 5,355,669
Northwest Local School District ,
GO, 2015, Pre-Refunded, 5%, 12/01/45 ................................. 3,760,000 4,289,333
GO, 2015, 4%, 12/01/50 ............................................. 5,000,000 5,347,700
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,938,750
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 9,192,960
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,324,095
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 6,020,000 6,047,090
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 445,000 446,780
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 7,096,800
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,532,813
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,693,584
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,488,642
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,166,075
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,203,205
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,478,388
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,514,500
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,388,096
Ohio Housing Finance Agency , Revenue , 2020B , GNMA Insured , 2.1% , 9/01/35 ....
600,000 615,396
Ohio State University (The) , Revenue , 2014A , 4% , 12/01/30 ...................
4,325,000 4,865,409
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 41,389,017
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,571,028
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,649,795
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 6,184,787
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 8,428,350
Ohio Water Development Authority ,
Revenue, 2019, 5%, 6/01/44 ......................................... 4,000,000 5,220,040
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 17,261,547
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 19,546,350
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,872,470
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 7,236,160
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,680,450
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 3,278,575
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 17,618,155
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 17,052,993
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 565,560
GO, 2020 A, 2.5%, 12/01/49 .......................................... 6,935,000 7,055,114
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,766,477
Princeton City School District ,
COP, 2012, Pre-Refunded, 4.5%, 12/01/41 ............................... 3,000,000 3,129,060
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 14,265,720
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 4,003,500
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... 6,000,000 3,878,100
Reading Community City School District , GO , 2016A , 5% , 11/01/46 ..............
2,000,000 2,311,320
Revere Local School District ,
GO, 2017 A, Pre-Refunded, 5%, 12/01/42 ............................... 3,025,000 3,242,921
GO, 2017 A, Pre-Refunded, 5%, 12/01/45 ............................... 2,560,000 2,744,422

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ $ 5,000,000 $ 5,781,800
Sandusky City School District , GO , 2017-1 , Pre-Refunded , 5% , 11/01/50 ..........
6,000,000 6,394,920
South-Western City School District ,
GO, 2012, Pre-Refunded, 4%, 12/01/42 ................................. 10,000,000 10,570,900
GO, 2019 A, 4%, 12/01/48 ........................................... 3,500,000 4,121,460
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,710,112
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,652,440
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,703,100
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 12,144,500
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,794,550
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,500,635
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,289,770
GO, V, 5%, 5/01/34 ................................................ 4,000,000 5,145,720
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,409,329
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,166,112
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,514,396
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 10,994,100
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,112,300
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,191,750
Summit County Development Finance Authority ,
University of Akron (The), Revenue, 2011, Pre-Refunded, 6%, 1/01/42 .......... 11,580,000 11,634,542
a
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ... 5,500,000 6,011,665
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,648,225
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,420,877
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,827,659
Toledo City School District , GO , 2012B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,578,783
University of Akron (The) ,
Revenue, 2015A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,981,993
Revenue, 2016A, Refunding, BAM Insured, 5%, 1/01/34 ..................... 6,000,000 7,092,900
Revenue, 2016A, Refunding, 5%, 1/01/36 ............................... 11,065,000 12,970,725
Revenue, 2016A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,439,394
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,939,845
University of Cincinnati ,
Revenue, 2010-F, Refunding, 5%, 6/01/32 ............................... 140,000 140,496
Revenue, Pre-Refunded, 5%, 6/01/32 .................................. 5,665,000 5,665,000
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 7,145,649
Revenue, 2018A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,408,100
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 16,012,880
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,884,582
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,160,661
Warrensville Heights City School District ,
GO, 2019 A, Refunding, BAM Insured, 5%, 12/01/44 ....................... 650,000 744,192
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 2,081,962
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,718,384
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,750,149

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
West Carrollton City School District, (continued)
GO, 2020 A, 4%, 12/01/56 ........................................... $ 3,500,000 $ 3,958,885
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,866,260
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 12,318,300
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,981,680
Wyoming City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/42 ............
7,250,000 7,772,290
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,628,500
1,626,324,632
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 949,168
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 700,000 833,868
1,783,036
Total U.S. Territories .................................................................... 1,783,036
Total Municipal Bonds (Cost $1,499,250,444) ...................................
1,628,107,668
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Ohio 1.0%
b
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.11% , 6/01/34 ........................... 17,350,000 17,350,000
Total Municipal Bonds (Cost $17,350,000) ......................................
17,350,000
Total Short Term Investments (Cost $17,350,000 ) ................................
17,350,000
a
Total Investments (Cost $1,516,600,444) 98.6% ..................................
$1,645,457,668
Other Assets, less Liabilities 1.4% .............................................
22,536,248
Net Assets 100.0% ...........................................................
$1,667,993,916
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Oregon Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Oregon 97.0%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ $ 1,325,000 $ 1,406,978
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,928,427
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,905,960
Benton & Polk School District No. 17J , GO , 2010B , Zero Cpn., 6/15/31 ...........
1,000,000 862,120
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,442,271
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,233,060
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,337,896
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,449,141
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,551,080
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,675,848
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,800,725
City of Eugene ,
Electric Utility System, Revenue, 2011 A, Pre-Refunded, 5%, 8/01/40 ........... 6,745,000 6,961,987
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,364,915
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 5,011,840
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,983,300
Water Utility System, Revenue, 2011, Pre-Refunded, 5%, 8/01/40 ............. 4,425,000 4,567,352
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,307,360
Pacific University, Revenue, 2015A, Refunding, 5%, 5/01/36 .................. 2,500,000 2,704,900
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,600,000 1,606,064
City of Portland ,
GO, 2001-B, Zero Cpn., 6/01/21 ....................................... 1,000,000 999,060
GO, 2011 A, Refunding, 5%, 6/01/28 ................................... 7,840,000 8,020,947
GO, 2011 A, Refunding, 5%, 6/01/29 ................................... 8,330,000 8,521,840
GO, 2011 A, Refunding, 5%, 6/01/30 ................................... 8,750,000 8,948,887
Tax Allocation, 2011B, 5%, 6/15/29 ..................................... 1,000,000 1,024,060
Tax Allocation, 2011B, 5%, 6/15/30 ..................................... 1,000,000 1,023,900
Tax Allocation, 2011B, 5%, 6/15/31 ..................................... 1,000,000 1,023,620
Tax Allocation, 2012B, Refunding, 5%, 6/15/22 ............................ 1,035,000 1,110,990
Tax Allocation, 2012C, 5%, 6/15/28 .................................... 1,000,000 1,068,690
Tax Allocation, 2012C, 5%, 6/15/30 .................................... 1,000,000 1,068,210
Sewer System, Revenue, Second Lien, 2020A, 4%, 3/01/34 .................. 5,000,000 6,294,250
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,127,175
City of Sherwood , GO , 2011 , AGMC Insured , 5% , 6/01/36 .....................
4,240,000 4,332,686
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/37 ........................ 11,050,000 11,924,828
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 20,915,000 22,570,841
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,669,142
Clackamas Community College District ,
GO, 2017A, 5%, 6/15/38 ............................................ 760,000 930,521
GO, 2017A, 5%, 6/15/39 ............................................ 1,000,000 1,222,260
GO, 2017A, 5%, 6/15/40 ............................................ 1,250,000 1,525,125
Clackamas County School District No. 12 North Clackamas ,
GO, 2017A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,940,500
GO, 2017A, Zero Cpn., 6/15/41 ....................................... 17,030,000 8,017,724
GO, 2017A, Zero Cpn., 6/15/42 ....................................... 16,625,000 7,457,310
GO, 2017B, 5%, 6/15/34 ............................................ 8,000,000 9,998,480
GO, 2017B, 5%, 6/15/37 ............................................ 10,000,000 12,410,300
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,200,642

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. $ 12,130,000 $ 8,829,184
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 8,819,846
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,754,452
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 725,794
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,733,770
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,472,950
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,275,049
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,306,772
Coos County School District No. 13 North Bend , GO , 2002 , Refunding , AGMC Insured ,
5% , 6/15/22 ...................................................... 55,000 55,212
Coos County School District No. 9 Coos Bay ,
GO, 2018, 5%, 6/15/43 ............................................. 5,005,000 6,280,975
GO, 2020, 5%, 6/15/42 ............................................. 1,770,000 2,311,390
GO, 2020, 5%, 6/15/43 ............................................. 1,155,000 1,504,503
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ...
7,010,000 8,004,789
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 5,010,836
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 9,058,697
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2004A , Pre-
Refunded , NATL Insured , 5% , 6/15/21 .................................. 85,000 85,332
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 5,748,343
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,677,726
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc. ,
Revenue , 2012 , Refunding , 5% , 12/01/29 ................................ 3,690,000 3,845,903
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,671,868
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,327,499
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,674,060
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 414,512
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 400,476
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 330,254
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 426,416
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 556,251
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 472,603
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 546,448
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 516,356
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 559,706
GO, 2019 B, Zero Cpn., 6/15/49 ....................................... 1,270,000 517,246
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,119,740
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,578,833
GO, 2013B, Pre-Refunded, 5%, 6/15/30 ................................. 2,000,000 2,239,480
Klamath County School District ,
GO, 2013, 5%, 6/15/29 ............................................. 1,155,000 1,286,335
GO, 2013, 5%, 6/15/30 ............................................. 1,095,000 1,218,932
GO, 2013, 5%, 6/15/31 ............................................. 1,000,000 1,112,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,136,880
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,916,585
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,590,938
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,430,720
Lane Community College ,
GO, 2020 A, 4%, 6/15/37 ............................................ 5,345,000 6,613,743
GO, 2020 A, 4%, 6/15/38 ............................................ 2,500,000 3,079,300
GO, 2020 A, 4%, 6/15/39 ............................................ 2,795,000 3,434,216
GO, 2020 A, 4%, 6/15/40 ............................................ 1,200,000 1,470,744
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,580,850
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,660,193
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,468,388
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,781,728
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,446,155
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/45 4,500,000 5,687,685
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,594,770
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,945,730
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 9,134,175
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 13,232,966
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017B, 5%, 6/15/37 ............................................ 7,885,000 9,813,592
GO, 2019A, Zero Cpn., 6/15/39 ....................................... 9,500,000 5,617,730
Multnomah County School District No. 3 Parkrose ,
GO, 2011A, Pre-Refunded, 5%, 6/30/35 ................................. 2,000,000 2,055,760
GO, 2011A, Pre-Refunded, 5%, 6/30/36 ................................. 1,500,000 1,541,820
Multnomah County School District No. 40 ,
GO, 2012B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,610,857
GO, 2012B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,291,769
GO, 2012B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,487,959
GO, 2012B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,508,895
GO, 2012B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,309,497
GO, 2012B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,350,344
GO, 2012B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,664,813
GO, 2012B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,750,104
GO, 2012B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,679,160
Multnomah County School District No. 7 Reynolds , GO , 2010 , Refunding , 5% , 6/01/35
6,605,000 6,620,654
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/50 ............................................. 24,655,000 31,976,302
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/29 ....................... 440,000 511,390
GO, 2014, Refunding, MAC Insured, 5%, 6/01/29 .......................... 560,000 646,044
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/34 ....................... 780,000 906,555
GO, 2014, Refunding, MAC Insured, 5%, 6/01/34 .......................... 990,000 1,136,164
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/39 ....................... 550,000 639,237
GO, 2014, Refunding, MAC Insured, 5%, 6/01/39 .......................... 700,000 805,973
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,957,200
Oregon Health & Science University ,
Oregon Health & Science University Obligated Group, Revenue, 1995A&B, NATL
Insured, Zero Cpn., 7/01/21 ........................................ 2,320,000 2,316,218

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon Health & Science University, (continued)
Oregon Health & Science University Obligated Group, Revenue, 2017 A, 5%, 7/01/42 $ 10,000,000 $ 12,142,900
Oregon State Facilities Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 10/01/46 ........................... 220,000 277,250
Revenue, 2016 A, Refunding, 5%, 10/01/46 .............................. 3,280,000 3,769,442
CHF-Ashland LLC, Revenue, 2012, AGMC Insured, 5%, 7/01/44 .............. 8,910,000 9,463,667
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,625,000 1,619,914
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,679,953
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,001,720
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,239,120
Lewis & Clark College, Revenue, 2011 A, Pre-Refunded, 5.75%, 10/01/41 ....... 30,000,000 31,375,800
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,560,080
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 9,034,272
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 10,103,681
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,219,978
Oregon State Lottery ,
Revenue, 2013A, 5%, 4/01/28 ........................................ 5,800,000 6,409,928
Revenue, 2013A, 5%, 4/01/32 ........................................ 5,000,000 5,504,900
Oregon State University , Revenue , 2015A , 5% , 4/01/45 .......................
12,500,000 14,286,375
Port of Portland ,
Airport, Revenue, TWENTY- FOUR A, 5%, 7/01/47 ......................... 4,700,000 5,507,695
Airport, Revenue, TWENTY- FOUR B, 5%, 7/01/47 ......................... 9,395,000 10,869,639
Airport, Revenue, TWENTY SEVEN A, 5%, 7/01/38 ........................ 10,000,000 12,536,500
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/33 .................. 650,000 844,707
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/37 .................. 800,000 1,027,464
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/40 .................. 675,000 860,288
Airport, Revenue, TWENTY SIX C, Refunding, 5%, 7/01/28 .................. 1,300,000 1,649,128
Airport, Revenue, TWENTY-FIVE A, 5%, 7/01/49 .......................... 12,425,000 15,252,806
Airport, Revenue, TWENTY-FIVE B, 5%, 7/01/44 .......................... 16,250,000 19,710,112
Airport, Revenue, TWENTY-SIX A, Refunding, 5%, 7/01/33 .................. 500,000 649,775
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/37 .................. 600,000 703,482
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/40 .................. 500,000 581,635
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 612,770
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 545,465
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,433,532
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,907,711
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,071,790
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 47,181,285
Salem-Keizer School District No. 24J ,
GO, 2009B, Zero Cpn., 6/15/30 ....................................... 8,500,000 7,471,670
GO, 2020 A, Zero Cpn., 6/15/39 ....................................... 2,805,000 1,825,522
GO, 2020 A, Zero Cpn., 6/15/40 ....................................... 4,500,000 2,832,075
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 6,202,000
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 12,317,200
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,286,240
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,948,126
Seaside School District No. 10 ,
GO, 2017B, 5%, 6/15/35 ............................................ 2,000,000 2,494,600
GO, 2017B, 5%, 6/15/36 ............................................ 2,500,000 3,109,925
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,057,442

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
GO, 2015 M, 5%, 8/01/45 ............................................ $ 3,315,000 $ 3,892,374
GO, 2015 O, 5%, 8/01/40 ............................................ 7,005,000 8,288,036
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,384,600
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,701,100
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,424,050
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,773,981
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,383,564
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,184,660
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,068,030
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 4,076,840
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/37 12,500,000 16,526,500
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/42 30,000,000 39,045,300
Department of Transportation, Revenue, Sub. Lien, 2020A, 5%, 11/15/40 ........ 25,000,000 33,465,750
Housing & Community Services Department, Revenue, 2010C, 4.75%, 7/01/42 ... 65,000 65,240
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 29,020,000 30,399,611
Housing & Community Services Department, Revenue, 2019A, 2.9%, 7/01/43 .... 13,905,000 14,759,045
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,659,172
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,226,810
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,924,440
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,337,760
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,604,385
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,972,157
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,719,884
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 22,904,065
Umatilla County School District No. 16R Pendleton , GO , 2014A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,804,413
University of Oregon ,
Revenue, 2015A, 5%, 4/01/45 ........................................ 20,000,000 22,822,200
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,629,839
Revenue, 2020A, 5%, 4/01/50 ........................................ 20,000,000 25,489,800
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 308,883
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 245,984
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 913,935
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 847,042
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,726,876
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,467,540
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014B, Pre-Refunded, 5%, 6/15/33 ................................. 8,000,000 9,343,120
GO, 2014B, Pre-Refunded, 5%, 6/15/34 ................................. 11,000,000 12,846,790
GO, 2017D, 5%, 6/15/35 ............................................ 10,000,000 12,544,800
GO, 2017D, 5%, 6/15/36 ............................................ 10,000,000 12,511,300
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,340,464
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,784,187
Washington County School District No. 15 Forest Grove ,
GO, 2012B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,279,760
GO, 2012B, Zero Cpn., 6/15/30 ....................................... 2,490,000 2,174,293
GO, 2012B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,678,891

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
$ 1,600,000 $ 1,921,504
1,291,056,192
U.S. Territories 1.0%
Puerto Rico 1.0%
Children's Trust Fund, Revenue, 2002, 5.625%, 5/15/43 ...................... 6,000,000 6,031,800
b
Puerto Rico Electric Power Authority, Revenue, WW-RSA-1, 5.25%, 7/01/33 ....... 7,040,000 5,297,600
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,305,106
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 476,496
13,111,002
Total U.S. Territories .................................................................... 13,111,002
Total Municipal Bonds (Cost $1,205,168,686) ...................................
1,304,167,194
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Oregon 1.0%
c
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 8/01/34 ............ 4,300,000 4,300,000
c
State of Oregon ,
GO, 2020 J, Refunding, SPA US Bank NA, Daily VRDN and Put, 0.08%, 6/01/39 .. 3,100,000 3,100,000
GO, 2020 M, SPA US Bank NA, Daily VRDN and Put, 0.08%, 12/01/44 .......... 5,700,000 5,700,000
13,100,000
Total Municipal Bonds (Cost $13,100,000) ......................................
13,100,000
Total Short Term Investments (Cost $13,100,000 ) ................................
13,100,000
a
Total Investments (Cost $1,218,268,686) 99.0% ..................................
$1,317,267,194
Other Assets, less Liabilities 1.0% .............................................
13,524,057
Net Assets 100.0% ...........................................................
$1,330,791,251
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $9,617,431, representing 0.7% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.4%
Pennsylvania 94.8%
Abington School District , GO , 2017 A , 4% , 10/01/42 .........................
$ 12,000,000 $ 13,706,280
Allegheny County Higher Education Building Authority ,
Duquesne University of the Holy Spirit, Revenue, 2011A, Pre-Refunded, 5.5%,
3/01/31 ........................................................ 3,000,000 3,039,660
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,085,130
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,383,759
Allegheny County Sanitary Authority ,
Revenue, 2010, Refunding, AGMC Insured, 5%, 6/01/40 .................... 5,000,000 5,000,000
Revenue, 2018, 5%, 6/01/43 ......................................... 9,785,000 11,995,236
Revenue, 2020 B, 4%, 6/01/45 ........................................ 2,000,000 2,391,240
Revenue, 2020 B, 4%, 6/01/50 ........................................ 2,825,000 3,352,964
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,081,150
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 644,754
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,343,878
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,114,831
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,069,890
Bradys Run Sanitary Authority , Sewer System , Revenue , 2020 , Refunding , AGMC
Insured , 4% , 12/01/45 .............................................. 1,580,000 1,815,831
Bucks County Industrial Development Authority ,
George School, Revenue, 2011, 5%, 9/15/41 ............................. 5,000,000 5,174,250
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,655,490
Bucks County Water and Sewer Authority ,
Revenue, 2010A, Pre-Refunded, AGMC Insured, 5%, 12/01/35 ............... 2,500,000 2,500,000
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 10,000,000 10,480,000
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,812,623
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,873,923
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,676,634
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,920,740
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,741,360
Centennial School District Bucks County , GO , 2010A , Refunding , 5% , 12/15/37 .....
5,855,000 5,865,363
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,153,660
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,454,476
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,048,472
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 4,500,000 5,254,515
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/35 ............... 500,000 487,290
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/45 ............... 1,500,000 1,447,710
City of Bethlehem , GO , 2011B , Pre-Refunded , AGMC Insured , 6.5% , 12/01/32 .....
4,970,000 5,115,870
City of Philadelphia ,
GO, 2013A, Pre-Refunded, 5.25%, 7/15/33 .............................. 5,000,000 5,156,550
GO, 2019B, 5%, 2/01/36 ............................................ 3,300,000 4,170,408
GO, 2019B, 5%, 2/01/37 ............................................ 4,950,000 6,248,682
GO, 2019B, 5%, 2/01/38 ............................................ 2,500,000 3,154,425
GO, 2019B, 5%, 2/01/39 ............................................ 2,500,000 3,148,900
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 11,813,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Philadelphia, (continued)
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... $ 2,725,000 $ 3,036,740
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,569,204
Water & Wastewater, Revenue, 2011A, Pre-Refunded, 5%, 1/01/41 ............ 13,000,000 13,050,700
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,264,000
Water & Wastewater, Revenue, 2015A, 5%, 7/01/40 ........................ 10,000,000 11,309,800
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 5,000,000 5,624,950
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,235,200
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 6,077,900
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,221,900
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,305,350
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/45 .............. 5,000,000 6,430,600
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/50 .............. 5,000,000 6,393,250
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,692,300
County of Allegheny ,
GO, Pre-Refunded, 5.375%, 5/01/31 ................................... 5,000,000 5,108,900
GO, C-78, 4%, 11/01/45 ............................................. 6,500,000 7,831,785
GO, C-78, 4%, 11/01/49 ............................................. 10,000,000 11,984,600
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,174,620
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,310,165
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,552,708
County of York ,
GO, 2020 B, 4%, 6/01/37 ............................................ 940,000 1,142,795
GO, 2020 B, 4%, 6/01/38 ............................................ 860,000 1,042,475
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,798,755
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,627,825
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012A , 5% ,
6/01/42 ......................................................... 15,590,000 16,412,061
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 3,040,000 3,229,696
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,705,260
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,298,695
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,255,424
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,391,987
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 3,250,000 3,256,305
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 3,750,000 3,761,438
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
6,000,000 7,224,900
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
2,210,000 2,304,942
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 19,055,000 22,705,557
Geisinger Health System Obligated Group, Revenue, 2020A, Refunding, 4%, 4/01/50 13,000,000 14,949,610
General Authority of Southcentral Pennsylvania ,
WellSpan Health Obligated Group, Revenue, 2014A, Refunding, 5%, 6/01/44 ..... 11,955,000 13,283,440
York College of Pennsylvania, Revenue, 2011, Pre-Refunded, 5.75%, 11/01/41 ... 9,500,000 9,717,645
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 784,509
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,956,071

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Governor Mifflin School District, (continued)
GO, 2020 A, 4%, 4/01/44 ............................................ $ 1,725,000 $ 1,971,658
GO, 2020 A, 4%, 4/01/45 ............................................ 1,750,000 1,995,297
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 2,030,197
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,070,449
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/44 ....................... 3,590,000 4,124,695
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/48 ....................... 4,210,000 4,803,736
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011C , 5% , 7/01/41 ........ 5,000,000 5,105,700
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,930,735
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,099,954
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,601,438
Latrobe Industrial Development Authority , St. Vincent College Corp. , Revenue , 2013 ,
5% , 5/01/43 ...................................................... 4,120,000 4,270,462
Lehigh County Authority ,
Revenue, 2013A, Pre-Refunded, 5%, 12/01/43 ............................ 2,805,000 3,195,372
Revenue, 2013A, Refunding, 5%, 12/01/43 .............................. 2,435,000 2,700,926
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/38 ................... 1,400,000 1,582,868
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/43 ................... 1,495,000 1,687,033
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,774,110
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012A , Pre-Refunded , 5% , 1/01/41 ............................. 4,000,000 4,199,080
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,530,580
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,045,200
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 658,422
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,323,423
Main Line Health System, Inc. Obligated Group, Revenue, 2012A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 10,214,592
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,713,800
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,219,200
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,479,800
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/43 ... 2,285,000 2,733,248
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ... 2,500,000 2,965,400
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,093,720
Wilkes University, Revenue, 2012A, 5.25%, 3/01/42 ........................ 2,400,000 2,431,320
Pennsylvania Economic Development Financing Authority ,
Aqua Pennsylvania, Inc., Revenue, 2010B, 5%, 12/01/43 .................... 25,000,000 25,053,000
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 580,950
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,528,774
UPMC Obligated Group, Revenue, 2014A, 5%, 2/01/45 ..................... 5,000,000 5,559,550
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,606,650
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 10,003,429

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ $ 6,365,000 $ 7,199,070
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/44 ................ 1,000,000 1,176,710
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/48 ................ 2,500,000 2,925,400
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/50 ..... 5,000,000 5,686,950
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,339,887
Gwynedd Mercy University, Revenue, 2012-KK1, 5.375%, 5/01/42 ............. 1,800,000 1,854,414
Shippensburg University of Pennsylvania, Revenue, 2011, Pre-Refunded, 6.25%,
10/01/43 ....................................................... 7,000,000 7,348,810
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,521,646
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,173,780
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 4,050,163
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 15,960,300
Thomas Jefferson University Obligated Group, Revenue, 2015A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,357,515
Trustees of the University of Pennsylvania (The), Revenue, 2011A, Pre-Refunded,
5%, 9/01/41 .................................................... 25,000,000 25,302,750
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/36 ... 2,750,000 3,360,583
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/46 ... 14,000,000 16,797,620
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 4%, 2/15/43 ... 12,575,000 14,261,559
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 5%, 2/15/48 ... 5,000,000 6,104,300
University of Pennsylvania Health System Obligated Group (The), Revenue, 2011A,
Pre-Refunded, 5.75%, 8/15/41 ...................................... 3,950,000 4,105,314
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,544,023
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,727,200
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,972,440
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/44 .................................................... 6,000,000 6,969,000
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/49 .................................................... 3,000,000 3,461,220
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,114,250
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,406,800
Revenue, 2019-130A, 3%, 10/01/46 .................................... 5,000,000 5,222,400
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,602,721
Revenue, 2020-133, 2.5%, 10/01/45 ................................... 10,000,000 10,297,700
Pennsylvania State University (The) ,
Revenue, 2015A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,294,909
Revenue, 2016A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,970,200
Revenue, 2017A, 5%, 9/01/42 ........................................ 15,750,000 19,391,873
Revenue, 2017A, 5%, 9/01/47 ........................................ 10,000,000 12,217,600
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 7,437,080
Revenue, 2019 A, 5%, 9/01/45 ........................................ 5,475,000 7,011,504
Revenue, 2019 A, 5%, 9/01/46 ........................................ 5,780,000 7,392,736
Revenue, 2019 A, 5%, 9/01/49 ........................................ 6,720,000 8,564,304
Revenue, 2020A, 4%, 9/01/50 ........................................ 5,000,000 5,826,800
Pennsylvania Turnpike Commission ,
Revenue, 2011A, Pre-Refunded, 5.5%, 12/01/41 .......................... 5,000,000 5,000,000
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,676,452

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, (continued)
Revenue, 2013 C, Refunding, 5%, 12/01/43 .............................. $ 2,405,000 $ 2,651,296
Revenue, 2018A, 5%, 12/01/48 ....................................... 18,600,000 23,331,468
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010A, 5.625%, 6/15/42 ................. 4,000,000 4,005,600
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,600,250
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 239,768
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 357,165
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,930,050
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,708,450
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 12,698,512
Philadelphia Gas Works Co. ,
Revenue, 14TH, Refunding, 5%, 10/01/32 ............................... 1,000,000 1,206,720
Revenue, 15TH, Refunding, 5%, 8/01/42 ................................ 5,000,000 6,009,600
Revenue, 15TH, Refunding, 5%, 8/01/47 ................................ 6,000,000 7,156,080
Revenue, SIXTEENTH A, AGMC Insured, 4%, 8/01/45 ...................... 3,750,000 4,397,700
Revenue, SIXTEENTH A, AGMC Insured, 5%, 8/01/50 ...................... 7,000,000 8,901,760
Philadelphia Housing Authority , Revenue , 2002A , AGMC Insured , 5% , 12/01/21 ....
5,000,000 5,019,500
a
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/45 ................... 1,700,000 2,016,965
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/50 ................... 6,105,000 7,217,209
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015A , 5% , 8/15/40 ........................................ 5,000,000 5,607,400
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,645,360
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 19,170,944
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,369,174
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,388,370
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,584,311
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,614,370
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,118,440
Township of Lower Paxton , GO , 2020 A , 4% , 4/01/50 .........................
1,100,000 1,269,741
Township of Moon , GO , 2020 A , 4% , 11/15/50 ..............................
3,270,000 3,750,396
Township of Swatara , GO , 2020 , 4% , 10/01/50 .............................
3,550,000 4,095,280
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012A , Pre-Refunded , 5% , 4/01/42 ............................. 5,000,000 5,316,650
Upper Darby School District , GO , 2020 , AGMC Insured , 4% , 4/01/45 .............
2,400,000 2,755,104
Upper Merion Area School District , GO , 2020 , 4% , 9/01/49 ....................
1,265,000 1,480,164
West Shore School District , GO , 2020 , 4% , 11/15/48 .........................
3,845,000 4,532,140
1,034,062,294
U.S. Territories 0.6%
Puerto Rico 0.6%
b
Puerto Rico Electric Power Authority, Revenue, XX-RSA-1, 5.25%, 7/01/40 ........ 5,175,000 3,894,187
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,127,137

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 1,290,000 $ 1,536,700
6,558,024
Total U.S. Territories .................................................................... 6,558,024
Total Municipal Bonds (Cost $983,589,309) .....................................
1,040,620,318
a a a a
Short Term Investments 3.7%
Municipal Bonds 3.7%
Pennsylvania 3.7%
c
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.07% , 12/01/37 ............................................... 28,900,000 28,900,000
c
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 B , SPA Bank of America
NA , Daily VRDN and Put , 0.11% , 7/01/41 ................................ 11,000,000 11,000,000
39,900,000
Total Municipal Bonds (Cost $39,900,000) ......................................
39,900,000
Total Short Term Investments (Cost $39,900,000 ) ................................
39,900,000
a
Total Investments (Cost $1,023,489,309) 99.1% ..................................
$1,080,520,318
Other Assets, less Liabilities 0.9% .............................................
10,216,027
Net Assets 100.0% ...........................................................
$1,090,736,345
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Virginia Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Virginia 95.3%
Alexandria Industrial Development Authority , Goodwin House, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 10/01/45 ................................ $ 975,000 $ 1,043,913
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System , Revenue , 2020 , Refunding , 4% , 7/01/45 .................... 2,000,000 2,329,980
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,150,370
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,552,800
City of Bristol , Revenue , 2001 , Refunding , AGMC Insured , ETM, 5% , 7/15/21 ......
270,000 278,035
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,971,202
City of Norfolk ,
GO, 2012 C, Pre-Refunded, 5%, 10/01/42 ............................... 7,825,000 7,951,687
GO, 2013A, Pre-Refunded, 5%, 8/01/32 ................................. 5,845,000 6,586,672
GO, 2016A, Pre-Refunded, 5%, 10/01/41 ................................ 1,040,000 1,324,378
GO, 2016A, Pre-Refunded, 5%, 10/01/46 ................................ 2,500,000 3,183,600
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,323,777
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,596,785
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,551,613
City of Portsmouth ,
GO, 2012A, Pre-Refunded, 5%, 7/15/41 ................................. 5,990,000 6,451,590
GO, 2012A, Refunding, 5%, 7/15/41 .................................... 4,010,000 4,286,730
City of Richmond ,
Public Utility, Revenue, 2013A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 11,012,400
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 12,286,400
Public Utility, Revenue, 2020 A, 4%, 1/15/38 .............................. 5,745,000 7,029,869
City of Suffolk ,
GO, 2011, Pre-Refunded, 5%, 2/01/41 .................................. 10,000,000 10,079,634
GO, 2012, Pre-Refunded, 5%, 6/01/42 .................................. 10,000,000 10,242,500
City of Virginia Beach ,
Storm Water Utility, Revenue, 2020A, 5%, 11/15/31 ........................ 2,920,000 4,063,559
Storm Water Utility, Revenue, 2020A, 3%, 11/15/43 ........................ 4,225,000 4,712,692
County of Arlington ,
GO, 2019, 4%, 6/15/34 ............................................. 2,000,000 2,477,380
GO, 2020A, Refunding, 4%, 8/01/38 .................................... 9,190,000 11,482,997
County of Fairfax ,
GO, 2018A, 4%, 10/01/34 ........................................... 3,000,000 3,655,110
GO, 2020A, Refunding, 5%, 10/01/32 ................................... 5,735,000 7,867,388
GO, 2020A, Refunding, 5%, 10/01/34 ................................... 5,000,000 6,812,850
GO, 2020A, Refunding, 5%, 10/01/35 ................................... 5,750,000 7,808,902
GO, 2020A, Refunding, 5%, 10/01/36 ................................... 5,030,000 6,800,811
GO, 2020A, Refunding, 5%, 10/01/37 ................................... 1,980,000 2,669,060
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,486,984
County of Henrico ,
Water & Sewer, Revenue, 2020A, 3%, 5/01/46 ............................ 2,150,000 2,370,783
Water & Sewer, Revenue, 2020A, 4%, 5/01/50 ............................ 6,050,000 7,259,516
County of Smyth , GO , 2011 A , Pre-Refunded , 5% , 11/01/31 ....................
4,145,000 4,327,339
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,186,258
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,282,709
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,548,780
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,850,325
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,749,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. $ 3,510,000 $ 4,329,129
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 6,110,000
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,475,850
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,847,216
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,473,953
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 14,985,651
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 24,637,400
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 5,172,040
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 2,000,000 2,568,200
Henrico County Economic Development Authority ,
a
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 552,265
a
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 792,454
a
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,629,315
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013C, Pre-Refunded,
5%, 11/01/30 ................................................... 7,000,000 7,634,410
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017A, 5%, 1/01/42 . 2,000,000 2,101,340
Washington & Lee University (The), Revenue, 2013, Pre-Refunded, 5%, 1/01/43 .. 10,000,000 10,520,100
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,396,842
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,857,825
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,667,428
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,120,685
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/36 ................. 1,200,000 1,447,344
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/37 ................. 500,000 601,210
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/38 ................. 1,750,000 2,098,635
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,224,710
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 975,144
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,528,662
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,462,060
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,404,978
Prince William County Industrial Development Authority ,
George Mason University Foundation Prince William Life Sciences LAB LLC,
Revenue, 2011AA, Pre-Refunded, 5.125%, 9/01/41 ....................... 3,200,000 3,316,128
Novant Health Obligated Group, Revenue, 2013B, Refunding, 5%, 11/01/46 ...... 10,000,000 10,596,300
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,457,565
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 10,055,000 11,695,775
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,038,155
Stafford County & Staunton Industrial Development Authority , Revenue , 2007E ,
Refunding , AGMC Insured , 5% , 8/01/37 ................................. 960,000 960,451
University of Virginia ,
Revenue, 2013A, Pre-Refunded, 5%, 6/01/43 ............................. 15,000,000 16,788,600
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 9,630,000 11,794,054

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
$ 6,165,000 $ 7,103,375
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,960,945
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,468,285
Virginia College Building Authority ,
Revenue, 2016 A, Refunding, 5%, 9/01/27 ............................... 4,000,000 5,027,200
Revenue, 2016A, Refunding, 4%, 2/01/30 ............................... 7,000,000 8,099,070
Revenue, 2019A, 4%, 2/01/34 ........................................ 5,000,000 6,086,050
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 6,132,250
Washington & Lee University (The), Revenue, 2015A, Refunding, 5%, 1/01/40 .... 5,000,000 5,672,900
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,814,287
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,965,640
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,672,392
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,954,720
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 4,189,381
Virginia Public Building Authority , Revenue , 2019A , 4% , 8/01/35 ................
1,250,000 1,546,688
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,707,900
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,904,709
Revenue, 2019A, 5%, 8/01/30 ........................................ 3,535,000 4,794,733
Revenue, 2019A, 5%, 8/01/31 ........................................ 2,625,000 3,530,021
Revenue, 2020B, Refunding, 4%, 8/01/34 ............................... 5,190,000 6,566,388
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,991,667
County of Prince William, Revenue, 2019 A, 3%, 10/01/38 ................... 5,455,000 6,218,100
Virginia Resources Authority ,
Revenue, 2008, Refunding, 5%, 11/01/38 ................................ 135,000 135,386
Revenue, 2011B, Pre-Refunded, 5%, 11/01/41 ............................ 9,410,000 9,819,523
Revenue, 2015 A, 5%, 11/01/38 ....................................... 5,165,000 6,242,058
Revenue, 2015B, Refunding, 5%, 11/01/45 ............................... 5,255,000 6,288,921
Revenue, 2018C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,714,272
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,882,967
Clean Water Revolving Fund, Revenue, 2020, 4%, 10/01/52 .................. 1,915,000 2,284,959
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,488,080
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,587,550
Bon Secours Mercy Health, Inc., Revenue, 2020A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,695,850
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,560,498
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/45 ........................................................ 750,000 827,505
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,725,440
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,292,495
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,724,600
608,585,057
U.S. Territories 3.8%
District of Columbia 3.3%
Metropolitan Washington Airports Authority, Revenue, 2019A, Refunding, 5%, 10/01/49 5,000,000 6,116,500
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ 5,000,000 6,057,550

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 160 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Revenue, 2020A, 5%, 7/15/45 ........................................ $ 7,000,000 $ 9,069,340
21,243,390
Puerto Rico 0.5%
b
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 785,200
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,429,750
Puerto Rico Highway & Transportation Authority, Revenue, L, Refunding, AGMC
Insured, 5.25%, 7/01/41 ............................................. 900,000 1,072,116
3,287,066
Total U.S. Territories .................................................................... 24,530,456
Total Municipal Bonds (Cost $591,483,471) .....................................
633,115,513
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Virginia 0.2%
c
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.11% , 11/01/36 ...................... 1,520,000 1,520,000
Total Municipal Bonds (Cost $1,520,000) .......................................
1,520,000
Total Short Term Investments (Cost $1,520,000 ) .................................
1,520,000
a
Total Investments (Cost $593,003,471) 99.3% ...................................
$634,635,513
Other Assets, less Liabilities 0.7% .............................................
3,943,531
Net Assets 100.0% ...........................................................
$638,579,044
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Restricted Securities
At November 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, investments in affiliated management investment companies were as follows:
Principal
Amount
Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,900,000 Coalview Centralia LLC ....................... 4/17/20 $ 1,900,000 $ 1,898,691
Total Restricted Securities (Value is 0.03% of Net Assets) ............. $1,900,000 $1,898,691
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $— $26,174,688 $— $— $34,712 $26,209,400 965,000 $80,763
Total Affiliated Securities .... $— $26,174,688 $— $— $34,712 $26,209,400 $80,763
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $19,265,675 $14,133,512 $— $ — $ 550,813 $ 33,950,000 1,250,000 $ 337,296
Total Affiliated Securities .... $19,265,675 $14,133,512 $— $— $550,813 $33,950,000 $337,296
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $2,604,000 $19,301,862 $— — 358,338 22,264,200 855,000 165,389
Total Affiliated Securities .... $2,604,000 $19,301,862 $— $— $358,338 $22,264,200 $165,389

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 242,101,597 $ — $ 242,101,597
Total Investments in Securities ........... $— $242,101,597 $— $242,101,597
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 970,947,737 — 970,947,737
Short Term Investments ................... — 20,400,000 — 20,400,000
Total Investments in Securities ........... $— $991,347,737 $— $991,347,737
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 729,146,970 — 729,146,970
Short Term Investments ................... — 2,570,000 — 2,570,000
Total Investments in Securities ........... $— $731,716,970 $— $731,716,970
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 201,400,469 — 201,400,469
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $202,000,469 $— $202,000,469
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 26,209,400 — — 26,209,400
Municipal Bonds ......................... — 3,621,235,258 — 3,621,235,258
Short Term Investments ................... — 10,100,000 — 10,100,000
Total Investments in Securities ........... $26,209,400 $3,631,335,258 $— $3,657,544,658
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 33,950,000 — — 33,950,000
Municipal Bonds ......................... — 1,113,962,236 — 1,113,962,236

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... — $ 127,875,000 — $ 127,875,000
Total Investments in Securities ........... $33,950,000 $1,241,837,236 $— $1,275,787,236
Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — 539,360,850 $ — 539,360,850
Short Term Investments ................... — 1,600,000 — 1,600,000
Total Investments in Securities ........... $— $540,960,850 $— $540,960,850
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 467,726,258 — 467,726,258
Short Term Investments ................... — 795,000 — 795,000
Total Investments in Securities ........... $— $468,521,258 $— $468,521,258
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 22,264,200 — — 22,264,200
U.S. Government and Agency Securities ....... — — 1,898,691 1,898,691
Municipal Bonds ......................... — 6,528,309,818 — 6,528,309,818
Short Term Investments ................... — 31,100,000 — 31,100,000
Total Investments in Securities ........... $22,264,200 $6,559,409,818 $1,898,691 $6,583,572,709
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 139,527,222 — 139,527,222
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $141,427,222 $— $141,427,222
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 387,073,871 — 387,073,871
Total Investments in Securities ........... $— $387,073,871 $— $387,073,871
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 424,184,543 — 424,184,543
Short Term Investments ................... — 7,300,000 — 7,300,000
Total Investments in Securities ........... $— $431,484,543 $— $431,484,543
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 451,515,488 — 451,515,488
Short Term Investments ................... — 2,300,000 — 2,300,000
Total Investments in Securities ........... $— $453,815,488 $— $453,815,488
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 958,239,728 — 958,239,728
7. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Michigan Tax-Free Income Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... — $ 6,050,000 — $ 6,050,000
Total Investments in Securities ........... $— $964,289,728 $— $964,289,728
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — 1,078,929,810 $ — 1,078,929,810
Short Term Investments ................... — 6,350,000 — 6,350,000
Total Investments in Securities ........... $— $1,085,279,810 $— $1,085,279,810
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 989,754,366 — 989,754,366
Short Term Investments ................... — 10,835,000 — 10,835,000
Total Investments in Securities ........... $— $1,000,589,366 $— $1,000,589,366
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 5,976,741 — 5,976,741
Total Investments in Securities ........... $— $5,976,741 $— $5,976,741
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 847,972,272 — 847,972,272
Short Term Investments ................... — 700,000 — 700,000
Total Investments in Securities ........... $— $848,672,272 $— $848,672,272
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 842,463,291 — 842,463,291
Short Term Investments ................... — 22,330,000 — 22,330,000
Total Investments in Securities ........... $— $864,793,291 $— $864,793,291
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,628,107,668 — 1,628,107,668
Short Term Investments ................... — 17,350,000 — 17,350,000
Total Investments in Securities ........... $— $1,645,457,668 $— $1,645,457,668
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,304,167,194 — 1,304,167,194
Short Term Investments ................... — 13,100,000 — 13,100,000
Total Investments in Securities ........... $— $1,317,267,194 $— $1,317,267,194
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,040,620,318 — 1,040,620,318
7. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... — $ 39,900,000 — $ 39,900,000
Total Investments in Securities ........... $— $1,080,520,318 $— $1,080,520,318
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — 633,115,513 $ — 633,115,513
Short Term Investments ................... — 1,520,000 — 1,520,000
Total Investments in Securities ........... $— $634,635,513 $— $634,635,513
7. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
MAC
Municipal Assurance Corp
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.